First Quarter Report
November 30, 2022 (Unaudited)
Multi-Manager Total Return Bond Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 11.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2021-B Class A
08/17/2026	1.030%	2,510,000	2,366,180
Series 2022-A Class A
05/17/2027	4.300%	525,000	497,560
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month USD LIBOR + 1.350% Floor 1.350% 04/15/2034	5.429%	12,200,000	11,550,118
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/20/2034	6.093%	1,000,000	921,542
AGL CLO Ltd.(a),(b)
Series 2021-13A Class A1
3-month USD LIBOR + 1.160% Floor 1.160% 10/20/2034	5.403%	5,250,000	5,074,073
AIG CLO(a),(b)
Series 2021-1A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/22/2034	6.075%	1,750,000	1,619,333
AIG CLO Ltd.(a),(b)
Series 2019-2A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/25/2033	5.458%	12,500,000	12,186,162
Series 2021-2A Class A
3-month USD LIBOR + 1.170% Floor 1.170% 07/20/2034	5.413%	6,950,000	6,731,131
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month USD LIBOR + 1.130% Floor 1.130% 10/17/2034	5.209%	4,000,000	3,876,228
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	5.179%	7,500,000	7,341,180
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2020-4 Class C
12/14/2026	1.310%	1,904,786	1,866,501
Subordinated Series 2021-3 Class B
02/13/2026	0.660%	1,564,422	1,556,564
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-4 Class C
02/15/2029	7.860%	580,000	583,716
Americredit Automobile Receivables Trust
Subordinated Series 2022-1 Class B
04/19/2027	2.770%	2,175,000	2,083,960
AmeriCredit Automobile Receivables Trust
Series 2020-1 Class D
12/18/2025	1.800%	950,000	906,001
Series 2020-2 Class D
03/18/2026	2.130%	500,000	463,435
Series 2021-2 Class B
01/19/2027	0.690%	2,380,000	2,214,737
Series 2022-2 Class A3
04/18/2028	4.380%	2,090,000	2,044,966
Subordinated Series 2019-1 Class D
03/18/2025	3.620%	2,250,000	2,204,382
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,450,000	1,407,381
Subordinated Series 2020-2 Class B
02/18/2026	0.970%	540,000	526,361
Subordinated Series 2021-2 Class C
01/19/2027	1.010%	2,905,000	2,636,866
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	2,793,436
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	5.191%	5,250,000	5,177,944
Series 2016-8A Class AR2
3-month USD LIBOR + 1.200% Floor 1.200% 10/27/2034	5.558%	11,500,000	11,116,095
Series 2021-21A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/20/2034	4.460%	10,000,000	9,591,680
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% Floor 1.060% 04/20/2031	5.303%	6,400,000	6,284,832
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month USD LIBOR + 2.050% Floor 2.050% 10/20/2030	6.293%	2,900,000	2,736,124
2	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class A2I
06/07/2049	4.194%	1,039,500	983,272
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	450,713
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	764,595	718,654
Series 2021-A Class A
07/17/2046	1.540%	2,208,025	2,011,485
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	5.359%	1,866,065	1,838,315
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	5.155%	12,547,323	12,408,136
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2020-1A Class A
08/20/2026	2.330%	115,000	105,438
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,433,888
Series 2022-5A Class A
04/20/2027	6.120%	3,240,000	3,238,851
Bain Capital Credit CLO Ltd.(a),(b)
Series 2019-3A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 10/21/2034	5.438%	17,250,000	16,636,555
Balboa Bay Loan Funding Ltd.(a),(b)
Series 2020-1A Class AR
3-month USD LIBOR + 1.120% Floor 1.120% 01/20/2032	3.830%	13,750,000	13,461,855
Barings CLO Ltd.(a),(b)
Series 2020-2A Class AR
3-month USD LIBOR + 1.010% Floor 1.010% 10/15/2033	5.089%	7,500,000	7,336,350
Series 2020-4A Class A
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	5.463%	6,500,000	6,380,601
Beacon Container Finance II LLC(a)
Series 2021-1A Class A
10/22/2046	2.250%	2,140,000	1,787,008
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month USD LIBOR + 2.150% Floor 2.150% 04/20/2034	6.393%	2,810,000	2,615,393
BHG Securitization Trust(a)
Series 2022-C Class A
10/17/2035	5.320%	920,248	911,764
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/15/2034	6.079%	1,300,000	1,200,258
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 04/19/2034	5.627%	3,600,000	3,436,542
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A1AR
3-month USD LIBOR + 1.000% 10/20/2030	3.710%	11,500,000	11,312,757
Bojangles Issuer LLC(a)
Series 2020-1A Class A2
10/20/2050	3.832%	1,588,000	1,417,760
Canyon Capital CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2032	5.179%	17,500,000	17,108,542
CARDS II Trust(a)
Subordinated Series 2021-1A Class B
04/15/2027	0.931%	2,850,000	2,678,540
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	5.179%	3,975,454	3,917,770
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	5.408%	21,572,361	21,168,052
Carlyle US CLO Ltd.(a),(b)
Series 2017-2A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	5.843%	2,100,000	1,980,634
Series 2020-1A Class BR
3-month USD LIBOR + 2.000% Floor 2.000% 07/20/2034	4.710%	1,250,000	1,154,810

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carmax Auto Owner Trust
Series 2019-2 Class C
02/18/2025	3.160%	3,270,000	3,242,244
Carvana Auto Receivables Trust
Series 2021-N2 Class B
03/10/2028	0.750%	529,160	488,993
Series 2021-P4 Class A3
01/11/2027	1.310%	6,320,000	5,984,878
Series 2022-P3 Class A3
11/10/2027	4.610%	1,165,000	1,132,738
Subordinated Series 2021-N4 Class C
09/11/2028	1.720%	1,795,000	1,715,264
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% Floor 0.730% 04/25/2039	4.746%	355,616	354,705
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month USD LIBOR + 1.900% Floor 1.900% 04/20/2034	6.143%	6,300,000	5,846,696
CIFC Funding Ltd.(a),(b)
Series 2019-6A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/16/2033	5.829%	2,000,000	1,912,968
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	3.941%	429,660	401,652
CLI Funding VIII LLC(a)
Series 2022-1A Class A1
01/18/2047	2.720%	2,774,400	2,331,109
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	173,196	166,593
Series 2020-AGS Class A
08/25/2050	1.980%	1,134,519	1,001,322
Credit Acceptance Auto Loan Trust(a)
Series 2020-2A Class A
07/16/2029	1.370%	1,285,942	1,267,828
Series 2020-3A Class B
12/17/2029	1.770%	2,105,000	2,102,250
Series 2021-3A Class A
05/15/2030	1.000%	2,125,000	2,000,767
Series 2021-4 Class A
10/15/2030	1.260%	1,890,000	1,758,060
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-3A Class A
10/15/2032	6.570%	6,030,000	6,049,648
Crown Point CLO Ltd.(a),(b)
Series 2021-11A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 01/17/2034	5.199%	14,250,000	13,879,343
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,190,625	1,077,364
Series 2019-1A Class A23
05/20/2049	4.352%	1,161,000	1,043,941
Series 2019-1A Class A2II
05/20/2049	4.021%	628,875	593,263
Subordinated Series 2021-1A Class A23
11/20/2051	2.791%	4,356,000	3,299,130
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	703,836	682,150
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,440,000	1,348,501
Series 2021-1A Class A2II
04/25/2051	3.151%	3,152,000	2,504,059
Donlen Fleet Lease Funding 2 LLC(a)
Series 2021-2 Class A2
12/11/2034	0.560%	2,766,130	2,672,269
Drive Auto Receivables Trust
Subordinated Series 2021-1 Class B
07/15/2025	0.650%	395,574	394,952
Subordinated Series 2021-2 Class B
12/15/2025	0.580%	3,255,000	3,209,864
Subordinated Series 2021-3 Class B
05/15/2026	1.110%	2,745,000	2,649,834
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,732,500	1,553,067
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class CR
3-month USD LIBOR + 2.000% Floor 2.000% 07/17/2034	6.079%	3,000,000	2,775,117
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 04/15/2034	5.119%	4,000,000	3,863,956

4	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-75A Class CR2
3-month USD LIBOR + 1.800% Floor 1.800% 04/15/2034	5.879%	5,000,000	4,573,145
DT Auto Owner Trust(a)
Series 2020-2A Class C
03/16/2026	3.280%	941,419	929,459
Series 2021-1A Class B
09/15/2025	0.620%	52,295	51,862
Series 2021-2A Class B
01/15/2027	0.810%	1,795,000	1,750,118
Subordinated Series 2021-4A Class C
09/15/2027	1.500%	2,550,000	2,397,593
Subordinated Series 2022-2A Class B
01/15/2027	4.220%	4,445,000	4,299,165
Subordinated Series 2022-3A Class B
07/17/2028	6.740%	3,155,000	3,160,218
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	5.179%	4,670,000	4,568,385
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	4.816%	2,518,792	2,488,341
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	5.366%	1,188,880	1,172,972
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	793,583	729,429
ELFI Graduate Loan Program LLC(a),(c)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	411,012	371,844
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	6.306%	6,356,218	6,295,376
Elmwood CLO II Ltd.(a),(b)
Series 2019-2A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 04/20/2034	5.393%	27,250,000	26,493,540
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO VII Ltd.(a),(b)
Series 2020-4A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/17/2034	5.469%	2,000,000	1,965,968
Enterprise Fleet Financing LLC(a)
Series 2022-3 Class A2
07/20/2029	4.380%	1,175,000	1,145,194
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class C
05/15/2025	3.280%	566,471	563,122
Subordinated Series 2022-1A Class E
10/15/2029	5.020%	2,900,000	2,418,440
Exeter Automobile Receivables Trust
Series 2022-3A Class B
12/15/2026	4.860%	3,815,000	3,748,927
Subordinated Series 2020-3A Class C
07/15/2025	1.320%	357,475	352,371
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	400,000	382,007
Subordinated Series 2021-2A Class B
09/15/2025	0.570%	1,156,453	1,144,141
Subordinated Series 2021-3A Class B
01/15/2026	0.690%	2,640,000	2,587,979
Subordinated Series 2021-4 Class B
05/15/2026	1.050%	4,250,000	4,103,570
SubordinatedSeries 2022-5A Class B
03/15/2027	5.970%	4,890,000	4,867,845
Exeter Automobile Receivables Trust(d)
Series 2022-6 Class B
08/16/2027	6.650%	1,540,000	1,539,916
Flagship Credit Auto Trust(a)
Series 2020-2 Class C
04/15/2026	3.800%	204,185	202,650
Series 2022-4 Class A3
06/15/2027	6.320%	3,475,000	3,476,710
Subordinated Series 2020-1 Class B
02/17/2025	2.050%	270,840	270,267
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	585,000	559,255
Subordinated Series 2021-2 Class B
06/15/2027	0.930%	1,800,000	1,728,739
Subordinated Series 2021-3 Class B
07/15/2027	0.950%	1,325,000	1,242,781

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flatiron CLO 21 Ltd.(a),(b)
Series 2021-1A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/19/2034	6.077%	2,000,000	1,850,050
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	6,805,758
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,034,892
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,379,014
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	1,952,977
Foursight Capital Automobile Receivables Trust(a)
Series 2022-1 Class A3
12/15/2026	1.830%	2,405,000	2,292,305
Series 2022-2 Class A3
06/15/2027	4.590%	2,130,000	2,080,671
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	634,897	609,163
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	63,193	63,122
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	1,461,182	1,432,396
Subordinated Series 2021-1A Class B
04/15/2025	0.820%	451,641	450,220
Subordinated Series 2021-3A Class B
11/17/2025	0.780%	2,060,000	1,998,480
Subordinated Series 2021-4A Class B
04/15/2026	1.530%	5,855,000	5,565,545
GM Financial Automobile Leasing Trust
Subordinated Series 2022-3 Class C
08/20/2026	5.130%	2,350,000	2,297,845
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	301,350	298,340
GMF Floorplan Owner Revolving Trust(a)
Series 2020-1 Class A
08/15/2025	0.680%	1,115,000	1,082,665
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	5.149%	530,667	481,927
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	3,044,668	2,178,739
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% Floor 1.010% 04/15/2031	5.089%	15,000,000	14,704,320
Greywolf CLO III Ltd.(a),(b)
Series 2020-3RA Class A1R
3-month USD LIBOR + 1.290% Floor 1.290% 04/15/2033	5.588%	6,500,000	6,324,636
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/20/2031	5.423%	6,250,000	6,134,988
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	1,060,927	891,252
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,554,549	1,408,800
Series 2014-2A Class A
01/17/2073	3.610%	1,952,385	1,728,022
Hilton Grand Vacations Trust(a)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	277,783	267,306
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month USD LIBOR + 1.140% Floor 1.140% 04/20/2034	5.383%	9,750,000	9,442,621
Series 2021-16A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/23/2035	5.465%	7,300,000	7,040,719
ICG US CLO Ltd.(a),(b)
Series 2014-3A Class A1RR
3-month USD LIBOR + 1.030% 04/25/2031	5.388%	7,232,319	7,062,858
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	1,006,714	865,234
JPMorgan Chase Bank NA(a)
Series 2021-3 Class E
02/26/2029	2.102%	471,282	430,337
Subordinated Series 2021-1 Class D
09/25/2028	1.174%	419,404	402,078

6	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2 Class D
12/26/2028	1.138%	916,520	866,240
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A2
3-month USD LIBOR + 1.850% Floor 1.850% 01/20/2033	6.093%	1,500,000	1,445,736
Kayne Ltd.(a),(b)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% Floor 1.750% 07/15/2031	5.829%	1,820,000	1,708,885
Series 2021-10A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/23/2034	6.075%	1,600,000	1,480,616
KKR CLO Ltd.(a),(b)
Series 2032A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/15/2032	5.399%	17,000,000	16,730,380
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	609,123
Lendmark Funding Trust(a)
Series 2019-2A Class A
04/20/2028	2.780%	1,787,090	1,730,447
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,215,535
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	200,000	162,889
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	100,000	81,206
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month USD LIBOR + 2.800% Floor 2.800% 10/16/2023	6.687%	1,300,000	1,201,654
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,476,679	1,230,265
Logan CLO I Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.160% Floor 1.160% 07/20/2034	5.403%	15,000,000	14,602,935
Madison Park Funding LIX Ltd.(a),(b)
Series 2021-59A Class A
3-month USD LIBOR + 1.140% Floor 1.140% 01/18/2034	5.334%	12,500,000	12,220,662
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	5.377%	6,500,000	6,375,291
Series 2021-48A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/19/2033	6.227%	1,520,000	1,442,887
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month USD LIBOR + 1.080% Floor 1.080% 10/15/2032	5.159%	17,000,000	16,608,116
Series 2016-21A Class ABRR
3-month USD LIBOR + 1.400% Floor 1.400% 10/15/2032	5.479%	1,750,000	1,673,835
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 07/17/2034	5.199%	15,000,000	14,552,430
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	5.343%	1,050,000	1,036,163
Marathon CLO Ltd.(a),(b)
Series 2020-15A Class A1S
3-month USD LIBOR + 1.700% Floor 1.700% 11/15/2031	6.306%	20,500,000	20,194,119
Mariner Finance Issuance Trust(a)
Series 2019-AA Class A
07/20/2032	2.960%	926,535	914,262
Series 2020-AA Class A
08/21/2034	2.190%	1,000,000	942,201
Marlette Funding Trust(a)
Series 2021-1A Class C
06/16/2031	1.410%	700,000	662,333
Series 2021-3A Class A
12/15/2031	0.650%	1,005,352	995,836
Series 2022-3A Class A
11/15/2032	5.180%	7,406,385	7,325,011
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	123,483	123,237
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	1,529,601	1,496,359

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	701,994	531,018
MF1 Ltd.(a),(b)
Series 2021-FL6 Class D
1-month USD LIBOR + 2.550% Floor 2.550% 07/16/2036	6.461%	7,000,000	6,506,746
Series 2022-FL8 Class A
30-day Average SOFR + 1.350% Floor 1.350% 02/19/2037	4.742%	3,450,000	3,272,957
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	6.325%	6,600,000	6,266,462
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	613,978	591,447
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	1,061,950	998,139
Series 2019-2GS Class A
07/20/2043	3.690%	1,126,838	1,034,383
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	543,559	502,465
Series 2019-1A Class A
12/21/2043	4.370%	1,126,596	1,065,382
Series 2020-2A Class A
08/20/2046	1.440%	2,015,331	1,699,016
Series 2021-2A Class B
04/22/2047	2.090%	1,017,232	826,203
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	1,323,212	1,234,703
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	1,285,139	1,094,770
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	571,515	530,335
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	1,247,889	1,131,351
Series 2020-DA Class A
05/15/2069	1.690%	897,644	797,475
Series 2020-FA Class A
07/15/2069	1.220%	835,172	763,112
Series 2020-GA Class A
09/16/2069	1.170%	1,543,837	1,357,941
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-HA Class A
01/15/2069	1.310%	806,768	716,097
Series 2021-A Class A
05/15/2069	0.840%	798,109	680,146
Navient Student Loan Trust(b)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	4.206%	4,088,278	3,882,485
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	4.636%	1,783,801	1,771,606
Nelnet Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.450% 08/23/2036	5.142%	5,991,833	5,734,012
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	4.966%	4,210,000	4,118,837
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR2
3-month USD LIBOR + 2.000% Floor 2.000% 04/22/2029	6.325%	2,000,000	1,897,090
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2019-33A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 10/16/2033	5.979%	2,000,000	1,876,020
Series 2021-40A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/16/2033	5.829%	4,650,000	4,355,102
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,252,795
NextGear Floorplan Master Owner Trust(a)
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	2,515,000	2,493,818
OCP CLO Ltd.(a),(b)
Series 2020-18A Class CR
3-month USD LIBOR + 1.950% Floor 1.950% 07/20/2032	6.193%	500,000	466,211
Octagon Investment Partners 32 Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.200% Floor 1.200% 07/15/2029	5.279%	7,400,000	7,102,860

8	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 07/15/2036	5.239%	7,900,000	7,650,194
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 01/18/2034	6.094%	1,350,000	1,266,473
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class CR3
3-month USD LIBOR + 1.800% Floor 1.800% 02/20/2034	6.475%	5,000,000	4,650,295
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	6,586,151
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,404,516
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,608,654
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	6,251,260
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	752,038
OneMain Financial Issuance Trust(a)
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,359,777
Series 2022-S1 Class A
05/14/2035	4.130%	7,275,000	6,844,524
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,012,273
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	2,050,000	1,861,091
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% Floor 1.250% 10/22/2030	5.575%	13,736,345	13,523,074
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	1,979,845	1,899,725
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	5.209%	8,000,000	7,897,304
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3A Class BR
3-month USD LIBOR + 1.950% Floor 1.950% 11/15/2031	6.556%	2,000,000	1,893,344
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 1.240% Floor 1.240% 02/14/2034	5.890%	5,000,000	4,823,925
Series 2019-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/15/2034	5.259%	15,000,000	14,392,845
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,868,800	3,619,850
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	2,525,000	2,343,954
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,455,000	1,325,736
Regional Management Issuance Trust(a)
Series 2022-1 Class A
03/15/2032	3.070%	2,800,000	2,576,906
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 07/20/2034	5.893%	7,900,000	7,486,056
Series 2021-3A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/20/2034	5.993%	10,000,000	9,442,960
Santander Bank Auto Credit-Linked Notes(a)
Subordinated Series 2022-A Class C
05/15/2032	7.375%	1,262,272	1,240,490
Santander Consumer Auto Receivables Trust(a)
Series 2020-AA Class C
02/17/2026	3.710%	1,310,000	1,295,688
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	700,000	678,718
Series 2022-7 Class A3
04/15/2027	5.750%	775,000	776,068
Subordinated Series 2020-2 Class C
09/15/2025	1.460%	710,597	706,474
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	2,900,000	2,765,064

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	1,744,730	1,723,524
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	1,800,000	1,708,716
Subordinated Series 2022-1 Class B
08/17/2026	2.360%	4,005,000	3,873,048
Subordinated Series 2022-3 Class B
08/16/2027	4.130%	3,710,000	3,599,328
Subordinated Series 2022-4 Class B
11/15/2027	4.420%	3,505,000	3,411,051
Subordinated Series 2022-5 Class B
03/15/2027	4.430%	1,880,000	1,837,808
SCF Equipment Leasing LLC(a)
Series 2022-1A Class A3
07/20/2029	2.920%	2,440,000	2,283,739
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% Floor 1.100% 05/07/2031	5.632%	11,000,000	10,777,228
Sixth Street CLO XVI Ltd.(a),(b)
Series 2020-16A Class A1A
3-month USD LIBOR + 1.320% Floor 1.320% 10/20/2032	5.563%	25,250,000	24,877,840
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	1,422,799	1,091,998
SLM Student Loan Trust(b)
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	3.983%	1,165,000	895,162
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	5.558%	1,165,000	956,793
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	6.208%	1,165,000	1,119,169
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	6.208%	4,060,000	3,788,995
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% Floor 1.100% 07/25/2023	5.458%	3,956,323	3,820,013
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	6.208%	1,165,000	1,049,582
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	6.208%	1,165,000	994,763
Series 2008-8 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2075	6.608%	1,165,000	1,108,716
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	6.608%	1,165,000	1,070,739
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	4.716%	4,748,066	4,538,768
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	4.236%	2,301,409	2,205,943
SMB Private Education Loan Trust(a)
Series 2020-PTA Class A2A
09/15/2054	1.600%	2,648,841	2,333,314
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2B
10/25/2032	2.740%	18,447	18,409
Series 2017-A Class A2B
03/26/2040	2.400%	33,751	33,508
Series 2017-D Class A2FX
09/25/2040	2.650%	275,202	263,762
Series 2017-E Class A2B
11/26/2040	2.720%	15,142	14,995
Series 2018-A Class A2B
02/25/2042	2.950%	85,151	80,214
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,355,067
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,430,808
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,263,854
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	4.966%	36,509	36,390

10	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	2,010,071
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,857,250	1,644,821
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	5.397%	6,000,000	5,876,874
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,847,324	2,245,358
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,474,951	2,045,541
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,813,580	1,669,937
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,458,639	1,296,863
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,475,000	2,080,152
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% Floor 1.750% 01/29/2032	6.165%	2,300,000	2,161,618
TCW CLO Ltd.(a),(b)
Series 2017-1A Class A1RR
3-month USD LIBOR + 1.180% Floor 1.180% 10/29/2034	3.986%	6,750,000	6,555,897
Series 2017-1A Class BRR
3-month USD LIBOR + 1.700% Floor 1.700% 10/29/2034	4.506%	6,500,000	6,186,687
Series 2021-1A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 03/18/2034	6.143%	3,150,000	2,921,562
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 01/17/2030	5.319%	11,056,067	10,875,012
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	3,842,672	3,281,571
THL Credit Wind River CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 07/20/2034	5.403%	10,000,000	9,676,620
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% Floor 1.200% 07/20/2031	5.443%	6,750,000	6,583,045
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,283,026
Trafigura Securitisation Finance PLC(a)
Subordinated Series 2021-1A Class B
01/15/2025	1.780%	1,550,000	1,359,798
Tralee CLO VI Ltd.(a),(b)
Series 2019-6A Class A1R
3-month USD LIBOR + 1.170% Floor 1.170% 10/25/2032	5.528%	25,000,000	24,261,675
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 04/25/2034	5.678%	9,250,000	8,980,131
Trestles CLO V LTD.(a),(b)
Series 2021-5A Class B1
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2034	5.893%	6,800,000	6,469,268
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class A1R
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2035	3.983%	4,000,000	3,849,936
Triton Container Finance VIII LLC(a)
Series 2021-1A Class A
03/20/2046	1.860%	2,746,667	2,295,346
United Auto Credit Securitization Trust(a)
Series 2022-1 Class B
03/10/2025	2.100%	1,205,000	1,190,627
Subordinated Series 2022-2 Class C
05/10/2027	5.810%	1,995,000	1,969,619

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture CLO Ltd.(a),(b)
Series 2017-28AA Class A1R
3-month USD LIBOR + 1.210% Floor 1.210% 10/20/2034	5.453%	12,500,000	12,032,525
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month USD LIBOR + 2.300% 07/20/2030	6.543%	4,100,000	3,795,251
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% Floor 1.210% 10/15/2030	5.289%	7,469,179	7,365,133
Voya CLO Ltd.(a),(c)
Series 2016-1A Class A1R
01/20/2031	5.295%	10,000,000	9,855,770
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	4.528%	4,813,283	4,601,749
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month USD LIBOR + 1.120% Floor 1.120% 07/20/2032	3.830%	15,000,000	14,590,605
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	952,500	844,486
Series 2019-1A Class A2I
06/15/2049	3.783%	3,148,125	2,888,281
Series 2021-1A Class A2II
06/15/2051	2.775%	2,271,250	1,756,156
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class C
07/15/2025	2.010%	1,145,261	1,131,335
Series 2021-2A Class C
07/15/2026	0.890%	1,650,000	1,556,932
Subordinated Series 2020-3A Class C
11/17/2025	1.240%	210,000	203,605
Subordinated Series 2021-1A Class B
03/16/2026	0.640%	4,960,000	4,866,494
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	2,170,000	2,093,436
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	6,225,000	5,854,899
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wind River CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month USD LIBOR + 1.210% Floor 1.210% 10/15/2034	5.289%	4,250,000	4,107,090
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	684,813	678,841
Subordinated Series 2021-A Class B
08/16/2027	0.850%	2,170,000	1,988,820
York CLO-4 Ltd.(a),(b)
Series 2016-2A Class A1R
3-month USD LIBOR + 1.090% 04/20/2032	5.333%	10,500,000	10,322,928
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	5.369%	3,553,450	3,490,807
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% Floor 1.200% 07/20/2031	5.443%	12,613,399	12,299,313
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,579,375	4,586,366
Total Asset-Backed Securities — Non-Agency (Cost $1,209,698,526)			1,156,855,750

Commercial Mortgage-Backed Securities - Agency 1.1%

Federal Home Loan Mortgage Corp. Multifamily ML Certificates(c),(e)
Series 2021-ML08 Class XUS
07/25/2037	1.869%	7,814,651	1,175,752
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(e)
CMO Series K028 Class X1
02/25/2023	0.305%	69,864,470	5,708
CMO Series K055 Class X1
03/25/2026	1.481%	2,005,438	72,969
CMO Series K057 Class X1
07/25/2026	1.303%	2,354,237	78,881
CMO Series K059 Class X1
09/25/2026	0.424%	7,039,126	65,468
CMO Series K060 Class X1
10/25/2026	0.192%	25,623,505	75,259
CMO Series K152 Class X1
01/25/2031	1.101%	4,054,165	223,309
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.160%	12,589,681	800,973

12	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.407%	7,249,442	174,385
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.403%	17,580,767	409,871
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.450%	7,946,465	213,197
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.436%	10,396,418	277,355
Series K069 Class X1
09/25/2027	0.477%	36,671,824	541,404
Series K091 Class X1
03/25/2029	0.705%	39,292,189	1,149,701
Series K095 Class X1
06/25/2029	1.084%	75,174,250	3,727,831
Series K106 Class X1
01/25/2030	1.477%	99,590,254	7,530,806
Series K108 Class X1
03/25/2030	1.810%	2,258,643	216,071
Series K131 Class X1 (FHLMC)
07/25/2031	0.830%	12,803,512	626,171
Series K137 Class X1
11/25/2031	0.299%	275,033,798	3,893,984
Series K145 Class X1
06/25/2055	0.430%	4,662,614	120,696
Series K146 Class X1
06/25/2032	0.352%	15,768,219	319,977
Series K147 Class X1
06/25/2032	0.487%	12,195,783	360,041
Series K149 Class X1 (FHLMC)
08/25/2032	0.403%	20,994,443	489,830
Series K-150 Class X1 (FHLMC)
09/25/2032	0.446%	18,244,651	488,792
Series K-1516 Class X1
05/25/2035	1.629%	14,664,278	1,772,952
Series K-1517 Class X1
07/25/2035	1.436%	19,955,937	2,125,423
Series K1521 Class X1
08/25/2036	1.095%	23,428,402	1,952,933
Series K728 Class X1
08/25/2024	0.504%	255,079,157	1,632,124
Series K729 Class X1
10/25/2024	0.466%	159,311,570	785,151
Series K735 Class X1
05/25/2026	1.094%	12,721,476	340,975
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,766,215
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,378,171
Series K155 Class A3
04/25/2033	3.750%	6,935,000	6,551,194
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K157 Class A3
08/25/2033	3.990%	11,850,000	11,414,911
Series Q006 Class APT1
07/25/2026	2.687%	3,652,203	3,448,583
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,359,963
09/01/2033	1.820%	6,595,000	5,131,120
03/01/2035	2.510%	3,000,000	2,437,843
06/01/2037	3.560%	10,500,000	9,171,178
04/01/2040	2.455%	3,495,000	2,477,067
Federal National Mortgage Association(c),(e)
Series 2020-M43 Class X1
08/25/2034	2.185%	38,393,573	4,113,345
Government National Mortgage Association(c),(e)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	1,364,440	11,918
CMO Series 2013-162 Class IO
09/16/2046	0.057%	17,329,714	45,506
CMO Series 2014-134 Class IA
01/16/2055	0.148%	12,504,067	64,295
CMO Series 2015-101 Class IO
03/16/2052	0.287%	3,000,542	40,804
CMO Series 2015-114
03/15/2057	0.371%	1,515,251	24,928
CMO Series 2015-120 Class IO
03/16/2057	0.686%	7,727,530	169,813
CMO Series 2015-125 Class IB
01/16/2055	1.053%	10,660,777	292,145
CMO Series 2015-125 Class IO
07/16/2055	0.636%	18,454,668	310,919
CMO Series 2015-146 Class IC
07/16/2055	0.276%	6,134,641	54,675
CMO Series 2015-171 Class IO
11/16/2055	0.848%	4,949,081	152,023
CMO Series 2015-174 Class IO
11/16/2055	0.414%	6,156,467	129,094
CMO Series 2015-21 Class IO
07/16/2056	0.677%	3,849,029	98,014
CMO Series 2015-29 Class EI
09/16/2049	0.709%	6,761,301	135,142

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-41 Class IO
09/16/2056	0.276%	1,197,337	16,375
CMO Series 2015-6 Class IO
02/16/2051	0.486%	2,086,022	24,132
CMO Series 2015-70 Class IO
12/16/2049	0.573%	5,787,894	112,951
CMO Series 2016-39 Class IO
01/16/2056	0.689%	3,626,749	100,477
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,395,234	422,162
CMO Series 2022-4 Class IO
03/16/2064	0.860%	15,711,746	1,082,093
CMO Series 2022-43 Class IO
09/16/2061	0.741%	13,076,521	792,510
Series 2014-101 Class IO
04/16/2056	0.611%	10,134,318	158,769
Series 2016-152 Class IO
08/15/2058	0.728%	11,940,566	426,781
Series 2017-168 Class IO
12/16/2059	0.577%	16,991,008	618,430
Series 2018-110 Class IA
11/16/2059	0.631%	21,821,445	853,738
Series 2018-2 Class IO
12/16/2059	0.707%	7,331,387	335,547
Series 2020-108 Class IO
06/16/2062	0.847%	9,037,913	552,750
Series 2021-106 Class IO
04/16/2063	0.858%	9,642,301	668,291
Series 2021-132 Class BI
04/16/2063	0.924%	12,399,006	876,073
Series 2021-133 Class IO
07/16/2063	0.879%	12,125,680	861,300
Series 2021-144 Class IO
04/16/2063	0.825%	12,212,620	807,912
Series 2021-145 Class IO
07/16/2061	0.772%	2,568,672	147,754
Series 2021-151 Class IO
04/16/2063	0.916%	10,880,312	819,650
Series 2021-163 Class IO
03/16/2064	0.797%	11,462,700	760,814
Series 2021-186 Class IO
05/16/2063	0.765%	12,724,366	786,903
Series 2021-52 Class IO
04/16/2063	0.718%	10,633,080	593,823
Series 2022-132 Class IO
10/16/2064	0.539%	11,049,578	593,593
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-166 Class IO
04/16/2065	0.792%	13,022,784	840,407
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	3.493%	152,527	150,989
Total Commercial Mortgage-Backed Securities - Agency (Cost $138,390,498)			106,831,079

Commercial Mortgage-Backed Securities - Non-Agency 6.0%

Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	14,761,915
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL4 Class D
1-month USD LIBOR + 2.900% Floor 2.900% 11/15/2036	6.775%	3,250,000	2,998,849
Series 2022-FL1 Class A
30-day Average SOFR + 1.450% Floor 1.450% 01/15/2037	4.668%	7,100,000	6,860,724
BAMLL Commercial Mortgage Securities Trust(a)
Series 2019-BPR Class AM
11/05/2032	3.287%	6,325,000	5,855,467
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c),(e)
Series 2019-BN18 Class XA
05/15/2062	1.038%	59,635,310	2,598,764
BANK(c),(e)
Series 2017-BNK8 Class XA
11/15/2050	0.850%	26,913,550	755,097
BANK(c)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,622,626
Series 2022-BNK40 Class A4
03/15/2064	3.507%	2,945,000	2,591,852
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	1,743,486
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	11,995,646
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	773,655
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	625,526
BBCMS Mortgage Trust(c),(e)
Series 2018-C2 Class XA
12/15/2051	0.924%	60,949,357	2,114,211

14	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 2.140% 10/15/2037	6.015%	3,850,000	3,732,180
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	5,580,000	4,620,328
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class D
08/14/2036	3.729%	2,790,000	2,201,923
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	2,435,199	2,355,272
Benchmark Mortgage Trust(c),(e)
03/15/2053	1.539%	25,321,194	1,531,580
Series 2019-B10 Class XA
03/15/2062	1.384%	29,744,156	1,568,603
Series 2020-B20 Class XA
10/15/2053	1.733%	14,502,507	1,134,820
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	8,895,066
Series 2021-B31 Class A5
12/15/2054	2.669%	4,440,000	3,677,237
BMD2 Re-Remic Trust(a),(f)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	1,674,402
Subordinated Series 2019-FRR1 Class 2C
05/25/2052	0.000%	14,258,000	11,655,889
BPR Trust(a),(b)
Series 2021-NRD Class A
1-month USD LIBOR + 1.525% Floor 1.525% 12/15/2023	5.319%	3,045,000	2,887,076
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	5.692%	2,300,000	2,238,026
BWAY Mortgage Trust(a)
Series 2015-1740 Class A
01/10/2035	2.917%	6,850,000	6,059,028
BX Commercial Mortgage Trust(a),(b)
Series 2020-VKNG Class A
1-month USD LIBOR + 0.930% Floor 0.930% 10/15/2037	4.805%	6,704,526	6,486,613
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-VOLT Class G
1-month USD LIBOR + 2.850% Floor 2.850% 09/15/2036	6.725%	3,000,000	2,741,551
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	5.909%	5,918,000	5,855,002
Subordinated Series 2021-IRON Class E
1-month USD LIBOR + 2.350% Floor 2.350% 02/15/2038	6.225%	3,000,000	2,804,650
Subordinated Series 2021-SOAR Class F
1-month USD LIBOR + 2.350% Floor 2.350% 06/15/2038	6.225%	17,690,987	16,406,924
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	6.935%	3,490,000	3,448,469
BX Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.662%	5,780,000	4,610,205
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	942,371
BX Trust(a),(b)
Subordinated Series 2022-VAMF Class E
1-month USD LIBOR + 2.700% Floor 2.700% 01/15/2039	6.494%	5,000,000	4,624,404
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month USD LIBOR + 0.650% Floor 0.650% 08/15/2036	4.525%	7,000,000	6,550,816
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	2,380,000	2,079,004
CAMB Commercial Mortgage Trust(a)
Series 2021-CX2 Class A
11/10/2046	2.700%	7,200,000	5,809,746
Cantor Commercial Real Estate Lending(c),(e)
Series 2019-CF2 Class XA
11/15/2052	1.325%	43,972,877	2,435,895
Cantor Commercial Real Estate Lending
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	13,479,031
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	14,750,906	13,548,875

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	18,353,436
CD Mortgage Trust(c),(e)
Series 2019-CD8 Class XA
08/15/2057	1.546%	46,776,516	3,150,347
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,518,324
CFCRE Commercial Mortgage Trust(c),(e)
Series 2016-C4 Class XA
05/10/2058	1.769%	54,027,379	2,192,485
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	9,524,382
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,478,702
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	8,696,910
Citigroup Commercial Mortgage Trust(a),(b)
Series 2021-PRM2 Class F
1-month USD LIBOR + 3.750% Floor 3.750% 10/15/2036	7.623%	1,500,000	1,385,247
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-C2 Class E
08/10/2049	4.576%	2,420,000	1,630,673
CityLine Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-CLNE Class B
11/10/2031	2.871%	3,600,000	3,428,500
Subordinated Series 2016-CLNE Class C
11/10/2031	2.871%	1,350,000	1,275,942
COMM Mortgage Trust(a)
Series 2013-CR7 Class AM
03/10/2046	3.314%	4,250,000	4,210,481
COMM Mortgage Trust(a),(c)
Subordinated Series 2013-CR10 Class E
08/10/2046	5.031%	1,220,000	1,117,407
Subordinated Series 2013-CR7 Class D
03/10/2046	4.536%	8,575,000	8,128,382
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	2,513,000	2,163,423
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,725,755	3,181,196
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,644,161	2,588,172
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,134,512
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	4,812,615
Series 2014-UBS6 Class A4
12/10/2047	3.378%	2,984,606	2,846,089
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	751,319
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	791,894
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,635,589
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	7,744,225
Commercial Mortgage Trust(c)
Series 2013-CR9 Class A4
07/10/2045	4.409%	2,217,662	2,196,994
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	14,090,000	12,723,456
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	2,840,101
CSAIL Commercial Mortgage Trust(a)
Subordinated Series 2020-C19 Class E
03/15/2053	2.500%	800,000	480,170
CSWF Trust(a),(b)
Subordinated Series 2021-SOP2 Class E
1-month USD LIBOR + 3.367% Floor 3.367% 06/15/2034	7.242%	16,000,000	14,695,458
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	5.575%	2,741,288	2,624,804
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	5.875%	10,782,400	10,262,768
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	1,500,000	1,294,904
DBJPM Mortgage Trust(c),(e)
Series 2020-C9 Class XA
09/15/2053	1.827%	46,303,640	3,262,105
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,623,452

16	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBUBS Mortgage Trust(a),(b)
Subordinated Series 2011-LC2A Class F
1-month USD LIBOR + 3.650% Floor 3.650%, Cap 4.000% 07/10/2044	4.000%	162,560	161,299
DBWF Mortgage Trust(a),(c)
Series 2016-85T Class D
12/10/2036	3.935%	2,000,000	1,757,891
Series 2016-85T Class E
12/10/2036	3.935%	2,000,000	1,602,256
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	6.725%	2,928,577	2,768,232
FirstKey Homes Trust(a)
Series 2020-SFR1 Class A
08/17/2037	1.339%	6,173,651	5,508,446
GAM Investments(a),(g)
Subordinated Series 2021-F Class A
09/27/2051	0.000%	2,186,000	1,754,010
Subordinated Series 2021-F Class D
09/27/2051	0.000%	1,777,000	1,332,750
Subordinated Series 2021-F Class E
09/27/2051	0.000%	1,798,000	1,459,978
Subordinated Series 2021-F Class G
09/27/2051	0.000%	1,797,000	1,423,684
Subordinated Series 2021-F Class H
09/27/2051	0.000%	1,510,000	815,400
GAM Investments(a)
Subordinated Series 2021-F Class B
09/27/2051	2.071%	2,104,000	1,812,940
Subordinated Series 2021-F Class C
09/27/2051	1.079%	1,778,000	1,402,086
Subordinated Series 2021-F Class F
09/27/2051	2.435%	2,364,000	1,634,460
GAM Re-REMIC Trust(a),(g)
Series 2021-FRR1 Class 1B
07/28/2027	0.000%	3,690,000	2,415,258
Series 2021-FRR1 Class 2B
12/29/2027	0.000%	4,900,000	3,077,418
GAM Resecuritization Trust(a),(c)
Series 2022-FRR3 Class BK71
01/29/2052	2.030%	3,736,000	2,638,879
Series 2022-FRR3 Class CK71
01/29/2052	1.410%	1,245,000	801,259
GAM Resecuritization Trust(a),(g)
Series 2022-FRR3 Class D728
01/29/2052	0.000%	1,446,000	1,170,280
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-FRR3 Class BK89
01/29/2052	0.000%	2,769,000	1,546,773
Subordinated Series 2022-FRR3 Class CK89
01/29/2052	0.000%	1,450,000	751,596
Subordinated Series 2022-FRR3 Class EK41
01/29/2052	0.000%	776,000	618,978
GAM Resecuritization Trust(a),(f)
Subordinated Series 2022-FRR3 Class BK61
11/27/2049	0.000%	2,543,000	1,710,273
Subordinated Series 2022-FRR3 Class C728
08/27/2050	0.000%	1,446,000	1,213,805
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	1,474,000	1,159,451
Subordinated Series 2022-FRR3 Class CK61
11/27/2049	0.000%	1,784,000	1,136,117
Subordinated Series 2022-FRR3 Class DK27
12/27/2045	0.000%	1,954,000	1,924,833
Subordinated Series 2022-FRR3 Class DK41
10/27/2047	0.000%	1,165,000	955,431
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,109,592
Subordinated Series 2022-FRR3 Class EK2
12/27/2045	0.000%	486,000	477,778
Greystone Commercial Capital Trust(a),(b)
Series 2021-3 Class A
1-month USD LIBOR + 2.230% Floor 2.230% 08/17/2023	4.386%	8,500,000	8,368,034
GS Mortgage Securities Corp II(a),(c)
Series 2017-375H Class A
09/10/2037	3.591%	5,000,000	4,424,205
GS Mortgage Securities Corp. II(a)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,857,000	3,403,284
GS Mortgage Securities Trust(a),(c)
Series 2013-PEMB Class A
03/05/2033	3.668%	830,000	754,440
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,386,745	4,031,822
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,301,801
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	18,294,690
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,551,016

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	1,872,411
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,588,122
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,236,654
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,124,876
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class D
1-month Term SOFR + 4.134% Floor 4.134% 08/15/2037	6.979%	2,500,000	2,418,852
JPMBB Commercial Mortgage Securities Trust(c)
Series 2013-C14 Class A4
08/15/2046	4.133%	2,585,512	2,552,625
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/2048	3.231%	262,835	250,911
JPMBB Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2013-C17 Class F
01/15/2047	3.867%	1,840,000	1,518,618
Subordinated Series 2014-C19 Class D
04/15/2047	4.803%	874,000	794,753
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,174,742	7,473,473
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,583,369
JPMorgan Chase Commercial Mortgage Securities Trust(c)
Series 2013-C13 Class A4
01/15/2046	3.994%	2,792,780	2,773,874
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,851,966
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-HTL5 Class A
1-month USD LIBOR + 1.115% Floor 1.115% 11/15/2038	4.990%	7,080,000	6,716,654
Series 2022-ACB Class E
30-day Average SOFR + 3.350% Floor 3.350% 03/15/2039	6.568%	6,450,000	6,126,786
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-NYAH Class H
1-month USD LIBOR + 3.390% Floor 3.390% 06/15/2038	5.781%	3,500,000	3,214,623
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,137,881
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class F
1-month USD LIBOR + 2.350% Floor 2.350% 03/15/2038	6.225%	1,867,643	1,745,862
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	774,454
LSTAR Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-4 Class F
03/10/2049	4.755%	8,000,000	5,279,901
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month USD LIBOR + 0.950% Floor 0.950% 11/15/2038	4.825%	2,810,000	2,683,238
MHP MHIL(a),(b)
Subordinated Series 2022 Class E
30-day Average SOFR + 2.611% Floor 2.611% 01/15/2027	6.405%	2,914,976	2,681,400
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,254,730
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	1,859,228
Series 2015-C21 Class A3
03/15/2048	3.077%	458,730	436,378
Series 2016-C29 Class ASB
05/15/2049	3.140%	648,794	624,416
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,300,158	7,578,813
Morgan Stanley Capital I Trust(c),(e)
Series 2021-L5 Class XA
05/15/2054	1.420%	13,578,459	952,883
Progress Residential Trust(a)
Subordinated Series 2021-SFR1 Class G
04/17/2038	3.861%	3,830,000	3,275,607
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	1,180,000	1,132,786

18	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RFM Re-REMIC Trust(a),(g)
Series 2022-FRR1 Class AB55
03/28/2049	0.000%	1,150,000	852,613
Series 2022-FRR1 Class CK55
03/28/2049	0.000%	360,000	252,679
Series 2022-FRR1 Class CK60
11/08/2049	0.000%	450,000	292,708
Series 2022-FRR1 Class CK64
03/01/2050	0.000%	420,000	261,029
RFM Re-REMIC Trust(a),(c)
Series 2022-FRR1 Class AB60
11/08/2049	2.470%	970,000	757,914
Series 2022-FRR1 Class AB64
03/01/2050	2.314%	1,460,000	1,111,641
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,687,594
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.344%	5,670,000	5,496,156
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.470% Floor 1.220% 11/15/2027	5.346%	2,461,743	1,678,909
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	5,154,398
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
03/10/2046	3.185%	283,557	282,643
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,919,677
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,863,664
Series 2015-SG1 Class A4
09/15/2048	3.789%	9,036,083	8,613,924
Series 2018-C45 Class A3
06/15/2051	3.920%	18,493,608	17,352,173
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	6,488,751
Wells Fargo Commercial Mortgage Trust(c),(e)
Series 2021-C59 Class XA
04/15/2054	1.670%	20,551,501	1,730,247
Series 2021-C60 Class XA
08/15/2054	1.672%	4,129,733	359,416
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(c)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	4,856,863
WFRBS Commercial Mortgage Trust(a)
Subordinated Series 2014-C21 Class D
08/15/2047	3.497%	700,000	594,656
WF-RBS Commercial Mortgage Trust
Series 2014-C24 Class A3
11/15/2047	3.428%	509,995	489,231
WF-RBS Commercial Mortgage Trust(a),(c)
Subordinated Series 2013-C14 Class D
06/15/2046	4.089%	1,250,000	821,687
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $674,973,444)			607,802,430

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Jackson Holdings SA(h),(i),(j)	2,500,000	2
Intelsat Jackson Holdings SA(h),(i),(j)	832,000	1
Intelsat Jackson Holdings SA(h),(i),(j)	6,033,000	6
Intelsat Jackson Series A, CVR(h),(i),(j)	9,292	0
Intelsat Jackson Series B, CVR(h),(i),(j)	9,292	0
Total		9
Total Communication Services		9
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(i),(j)	1,728	294
Total Energy		294
Financials 0.0%
Diversified Financial Services 0.0%
Intelsat Emergence SA(i)	88,738	2,207,358
Total Financials		2,207,358
Total Common Stocks (Cost $3,030,179)		2,207,661

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
Bangkok Bank PCL(a),(k)
12/31/2049	5.000%	930,000	866,913

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Agricole SA(a),(k)
12/31/2049	4.750%	1,508,000	1,183,627
HSBC Holdings PLC(k)
12/31/2049	4.600%	1,292,000	949,587
Total			3,000,127
Midstream 0.0%
Enbridge, Inc.(k)
01/15/2083	7.375%	1,056,000	1,023,363
Wireless 0.0%
Digicel Group 0.5 Ltd.(a),(l)
Subordinated
12/30/2049	7.000%	18,094	1,629
Total Convertible Bonds (Cost $4,504,566)			4,025,119

Corporate Bonds & Notes 33.5%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	690,000	616,564
Boeing Co. (The)
02/04/2024	1.433%	5,100,000	4,865,989
05/01/2025	4.875%	761,000	753,904
02/01/2028	3.250%	794,000	726,467
05/01/2030	5.150%	1,160,000	1,131,707
02/01/2031	3.625%	4,203,000	3,706,642
02/01/2035	3.250%	1,240,000	946,580
11/01/2048	3.850%	245,000	171,002
05/01/2050	5.805%	270,000	254,670
08/01/2059	3.950%	3,500,000	2,425,122
Bombardier, Inc.(a)
12/01/2024	7.500%	2,286,000	2,305,039
03/15/2025	7.500%	2,839,000	2,842,745
04/15/2027	7.875%	6,175,000	6,076,669
Embraer Netherlands Finance BV
06/15/2025	5.050%	780,000	755,305
Lockheed Martin Corp.
01/15/2033	5.250%	712,000	742,157
11/15/2054	5.700%	1,052,000	1,143,279
11/15/2063	5.900%	493,000	545,326
Northrop Grumman Corp.
10/15/2047	4.030%	409,000	347,536
Textron, Inc.
03/01/2024	4.300%	665,000	658,121
03/01/2025	3.875%	289,000	281,763
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
08/16/2023	3.650%	49,000	48,549
11/16/2038	4.450%	1,043,000	960,814
06/01/2042	4.500%	1,689,000	1,560,831
05/04/2047	4.050%	528,000	442,052
Total			34,308,833
Airlines 0.2%
Alaska Airlines Pass-Through Trust(a)
Series 2020-1 Class A
02/15/2029	4.800%	763,117	715,380
American Airlines Pass-Through Trust
Series 2015-2 Class A
09/22/2027	4.000%	1,375,890	1,096,433
Series 2015-2 Class AA
09/22/2027	3.600%	114,888	103,210
Series 2016-1 Class A
07/15/2029	4.100%	802,227	628,913
Series 2016-1 Class AA
07/15/2029	3.575%	632,226	565,740
Series 2016-2 Class AA
06/15/2028	3.200%	839,202	731,982
Series 2016-3
10/15/2028	3.250%	631,232	484,258
Series 2017-1 Class AA
02/15/2029	3.650%	24,214	21,565
Series 2017-2 Class AA
10/15/2029	3.350%	282,912	247,005
Continental Airlines Pass-Through Trust
Series 2012-1 Class A
04/11/2024	4.150%	210,307	201,791
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	5,942,782	5,110,980
06/10/2028	2.500%	980,681	831,741
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	531,155	503,267
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	633,713	627,741
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,679,437
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	774,823	746,754
06/03/2025	4.625%	2,145,306	1,928,153
United Airlines Pass-Through Trust
Series 2014-1 Class A
04/11/2026	4.000%	442,657	407,605
Series 2016-2 Class A
04/07/2030	3.100%	741,576	570,098

20	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2 Class A
05/01/2028	2.900%	462,292	369,110
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	2,096,887	2,055,640
Total			19,626,803
Apartment REIT 0.1%
American Homes 4 Rent LP
07/15/2031	2.375%	542,000	422,577
04/15/2032	3.625%	743,000	630,616
04/15/2052	4.300%	561,000	415,953
AvalonBay Communities, Inc.(d)
02/15/2033	5.000%	768,000	768,827
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	1,164,000	971,315
08/15/2031	2.000%	1,630,000	1,210,408
Mid-America Apartments LP
03/15/2030	2.750%	831,000	716,441
Total			5,136,137
Automotive 0.8%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,512,702
Allison Transmission. Inc.(a)
01/30/2031	3.750%	1,550,000	1,298,424
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	782,000	745,210
04/01/2027	6.500%	875,000	823,089
American Honda Finance Corp.
01/12/2029	2.250%	1,715,000	1,486,479
Aptiv PLC
12/01/2051	3.100%	1,905,000	1,187,583
BorgWarner, Inc.(a)
10/01/2025	5.000%	126,000	123,964
Cooper-Standard Automotive, Inc.(a)
11/15/2026	5.625%	150,000	63,096
Dana, Inc.
06/15/2028	5.625%	2,090,000	1,922,653
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	3,553,320
Ford Motor Co.
01/15/2043	4.750%	2,600,000	1,928,646
Ford Motor Credit Co. LLC
01/09/2024	3.810%	2,585,000	2,521,980
05/03/2029	5.113%	1,040,000	964,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Co.
10/01/2025	6.125%	529,000	536,299
10/01/2027	6.800%	1,850,000	1,943,211
04/01/2035	5.000%	5,365,000	4,752,714
04/01/2038	5.150%	1,550,000	1,370,371
10/02/2043	6.250%	723,000	697,357
04/01/2045	5.200%	1,500,000	1,264,828
General Motors Financial Co., Inc.
07/13/2025	4.300%	1,060,000	1,028,476
10/10/2025	6.050%	6,770,000	6,836,959
03/01/2026	5.250%	2,260,000	2,237,283
02/26/2027	2.350%	1,389,000	1,223,325
04/09/2027	5.000%	1,633,000	1,596,918
06/21/2030	3.600%	1,710,000	1,467,342
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%	1,155,000	1,089,235
02/14/2027	3.050%	2,955,000	2,638,571
Honda Motor Co., Ltd.
03/10/2032	2.967%	825,000	719,158
Hyundai Capital America(a)
06/14/2024	0.875%	2,480,000	2,306,513
09/15/2028	2.100%	1,460,000	1,184,197
Hyundai Capital Services, Inc.(a)
04/24/2025	2.125%	3,320,000	3,026,627
Kia Corp.(a)
04/16/2024	1.000%	1,405,000	1,318,703
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,076,561
Mercedes-Benz Finance North America LLC(a)
11/29/2027	5.250%	2,880,000	2,908,576
Stellantis Finance US, Inc.(a)
09/12/2032	6.375%	3,160,000	3,160,082
Toyota Motor Credit Corp.
01/13/2027	1.900%	400,000	359,330
09/20/2027	4.550%	3,152,000	3,132,165
11/10/2027	5.450%	7,115,000	7,318,982
06/29/2029	4.450%	1,113,000	1,102,075
Volkswagen Group of America Finance LLC(a)
05/13/2025	3.350%	1,685,000	1,614,951
06/08/2027	4.350%	3,425,000	3,315,135
Total			80,357,537
Banking 11.3%
ABN AMRO Bank NV(a),(k)
12/13/2029	2.470%	3,800,000	3,084,609
Subordinated
03/13/2037	3.324%	1,441,000	1,048,120
AIB Group PLC(a),(k)
10/14/2026	7.583%	7,380,000	7,480,437

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Financial, Inc.
06/09/2027	4.750%	5,660,000	5,358,384
11/15/2027	7.100%	5,300,000	5,442,006
American Express Co.
03/04/2027	2.550%	2,865,000	2,605,026
11/05/2027	5.850%	3,870,000	4,019,706
American Express Co.(k)
08/03/2033	4.420%	6,871,000	6,520,847
ANZ New Zealand International Ltd.(a)
02/18/2025	2.166%	3,390,000	3,186,202
ASB Bank Ltd.(a),(k)
Subordinated
06/17/2032	5.284%	4,416,000	4,139,420
Australia & New Zealand Banking Group Ltd.(a),(d)
Subordinated
12/08/2032	6.742%	508,000	514,020
Banco Bilbao Vizcaya Argentaria SA(k)
09/14/2028	6.138%	1,600,000	1,585,189
Banco Santander SA(b)
3-month USD LIBOR + 1.120% 04/12/2023	5.039%	1,400,000	1,398,881
Banco Santander SA
05/24/2024	3.892%	6,800,000	6,647,803
05/28/2025	2.746%	1,000,000	939,469
03/25/2026	1.849%	2,000,000	1,766,034
08/18/2027	5.294%	3,200,000	3,104,135
Banco Santander SA(k)
Subordinated
11/22/2032	3.225%	1,000,000	737,930
Bank of America Corp.
01/11/2023	3.300%	2,000,000	1,997,306
Subordinated
01/22/2025	4.000%	795,000	779,677
04/21/2025	3.950%	2,500,000	2,444,583
03/03/2026	4.450%	2,000,000	1,970,990
Bank of America Corp.(k)
12/20/2023	3.004%	1,294,000	1,292,454
03/05/2024	3.550%	2,596,000	2,582,569
04/02/2026	3.384%	2,650,000	2,522,694
07/22/2027	1.734%	13,410,000	11,750,940
04/27/2028	4.376%	1,208,000	1,158,950
11/10/2028	6.204%	7,030,000	7,268,537
03/05/2029	3.970%	2,159,000	2,004,742
06/14/2029	2.087%	11,335,000	9,555,175
02/07/2030	3.974%	3,850,000	3,540,702
07/23/2030	3.194%	33,500,000	29,220,945
02/13/2031	2.496%	8,712,000	7,175,973
07/23/2031	1.898%	616,000	480,245
04/22/2032	2.687%	3,011,000	2,442,831
07/21/2032	2.299%	785,000	615,058
10/20/2032	2.572%	9,960,000	7,932,095
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/04/2033	2.972%	1,928,000	1,579,869
04/27/2033	4.571%	1,395,000	1,300,192
07/22/2033	5.015%	3,682,000	3,557,402
06/19/2041	2.676%	3,113,000	2,169,294
Subordinated
03/08/2037	3.846%	1,340,000	1,129,578
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	3,780,000	3,717,235
Bank of Ireland Group PLC(a),(k)
09/16/2026	6.253%	3,560,000	3,538,306
09/30/2027	2.029%	3,840,000	3,204,802
Bank of Montreal
09/14/2027	4.700%	7,310,000	7,229,395
Bank of Montreal(k)
Subordinated
12/15/2032	3.803%	849,000	749,966
Bank of New York Mellon Corp. (The)
01/29/2023	2.950%	995,000	991,990
04/24/2025	1.600%	3,885,000	3,608,404
Bank of New York Mellon Corp. (The)(k)
10/25/2033	5.834%	5,020,000	5,286,265
Bank of New Zealand(a)
02/21/2025	2.000%	3,915,000	3,658,605
01/27/2027	2.285%	4,455,000	3,981,379
Bank of Nova Scotia (The)
05/01/2023	1.625%	8,550,000	8,425,593
02/02/2027	1.950%	707,000	631,178
Bank of Nova Scotia (The)(k)
Subordinated
05/04/2037	4.588%	3,588,000	3,083,294
Banque Federative du Credit Mutuel SA(a)
11/21/2024	2.375%	4,315,000	4,077,512
07/13/2027	4.753%	5,280,000	5,153,081
Barclays PLC
03/16/2025	3.650%	270,000	257,537
Subordinated
05/09/2028	4.836%	995,000	918,691
Barclays PLC(k)
05/07/2025	3.932%	6,190,000	5,971,296
08/09/2028	5.501%	4,385,000	4,243,022
06/24/2031	2.645%	3,175,000	2,480,499
03/10/2032	2.667%	12,020,000	9,203,894
11/02/2033	7.437%	7,200,000	7,627,701
BNP Paribas SA(a)
03/01/2023	3.500%	895,000	890,958

22	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNP Paribas SA(a),(k)
06/09/2026	2.219%	1,570,000	1,441,578
01/13/2027	1.323%	580,000	506,099
01/20/2028	2.591%	2,620,000	2,298,360
09/30/2028	1.904%	3,535,000	2,915,833
09/15/2029	2.159%	3,900,000	3,179,583
04/19/2032	2.871%	3,775,000	2,982,002
01/20/2033	3.132%	7,920,000	6,298,147
BPCE SA(a)
01/11/2028	3.250%	460,000	414,483
10/01/2029	2.700%	1,009,000	849,642
Subordinated
10/22/2023	5.700%	545,000	539,504
07/11/2024	4.625%	4,200,000	4,070,754
07/21/2024	5.150%	3,363,000	3,294,099
Canadian Imperial Bank of Commerce
08/04/2025	3.945%	7,005,000	6,819,377
Capital One Financial Corp.(k)
12/06/2024	1.343%	8,945,000	8,540,286
11/02/2027	1.878%	883,000	766,186
03/01/2030	3.273%	816,000	701,988
07/26/2030	5.247%	789,000	756,052
11/02/2032	2.618%	1,000,000	772,988
Subordinated
07/29/2032	2.359%	1,575,000	1,149,614
Citigroup, Inc.(k)
05/01/2025	0.981%	1,410,000	1,315,158
04/08/2026	3.106%	4,210,000	3,992,202
06/09/2027	1.462%	7,108,000	6,187,918
02/24/2028	3.070%	1,445,000	1,314,573
11/05/2030	2.976%	14,780,000	12,626,854
01/29/2031	2.666%	5,550,000	4,616,726
03/31/2031	4.412%	955,000	890,982
06/03/2031	2.572%	5,105,000	4,188,789
05/01/2032	2.561%	7,855,000	6,288,545
01/25/2033	3.057%	4,760,000	3,915,837
11/17/2033	6.270%	3,850,000	4,052,550
12/31/2049	4.700%	10,225,000	8,596,997
12/31/2049	5.000%	1,100,000	991,999
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,239,177
Subordinated
06/10/2025	4.400%	4,250,000	4,180,387
05/18/2046	4.750%	395,000	340,330
Citizens Financial Group, Inc.(k)
Subordinated
05/21/2037	5.641%	5,060,000	4,725,235
Comerica Bank
07/23/2024	2.500%	3,995,000	3,823,555
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	435,000	320,712
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cooperatieve Rabobank UA(a),(k)
06/24/2026	1.339%	970,000	869,913
02/24/2027	1.106%	2,500,000	2,167,285
12/15/2027	1.980%	3,515,000	3,044,191
04/06/2028	3.649%	833,000	768,851
08/22/2028	4.655%	988,000	953,162
Credit Agricole SA(a)
04/24/2023	3.750%	530,000	526,607
Credit Agricole SA(a),(k)
06/16/2026	1.907%	5,621,000	5,093,734
Credit Suisse AG
02/21/2025	3.700%	855,000	782,760
08/07/2026	1.250%	539,000	427,197
07/09/2027	5.000%	9,856,000	8,921,228
Credit Suisse Group AG(a),(k)
12/14/2023	2.997%	6,429,000	6,364,890
06/05/2026	2.193%	3,297,000	2,802,726
02/02/2027	1.305%	4,520,000	3,589,858
08/11/2028	6.442%	8,745,000	7,844,324
05/14/2032	3.091%	5,680,000	3,858,700
08/12/2033	6.537%	20,625,000	17,744,821
11/15/2033	9.016%	4,501,000	4,534,367
Credit Suisse Group AG(a)
Subordinated
08/08/2023	6.500%	1,030,000	964,069
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	4,890,000	4,668,696
Danske Bank A/S(a)
09/12/2023	3.875%	1,350,000	1,330,240
06/12/2028	4.375%	878,000	804,095
Danske Bank A/S(a),(k)
03/28/2025	3.773%	3,905,000	3,762,726
09/10/2025	0.976%	5,665,000	5,134,096
09/11/2026	1.621%	1,245,000	1,082,721
Deutsche Bank AG(k)
07/14/2026	6.119%	4,215,000	4,166,373
01/07/2028	2.552%	484,000	405,789
Subordinated
01/14/2032	3.729%	2,000,000	1,474,267
Deutsche Bank AG
09/09/2027	5.371%	5,420,000	5,441,287
Discover Bank
08/08/2023	4.200%	5,500,000	5,457,531
03/13/2026	4.250%	789,000	751,310
Discover Financial Services
11/06/2024	3.950%	1,495,000	1,455,576
DNB Bank ASA(a)
12/02/2022	2.150%	625,000	624,916

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DNB Bank ASA(a),(k)
09/16/2026	1.127%	3,950,000	3,477,461
10/09/2026	5.896%	10,520,000	10,533,871
03/30/2028	1.605%	4,585,000	3,899,709
Fifth Third Bancorp(k)
10/27/2028	6.361%	8,215,000	8,481,956
Goldman Sachs Group Inc (The)(k)
01/27/2032	1.992%	1,805,000	1,395,006
Goldman Sachs Group, Inc. (The)
02/23/2023	3.200%	2,925,000	2,914,079
12/06/2023	1.217%	7,505,000	7,240,658
11/01/2024	5.700%	4,210,000	4,261,010
Subordinated
05/22/2045	5.150%	2,100,000	1,991,928
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	5.442%	1,402,000	1,402,188
Goldman Sachs Group, Inc. (The)(k)
09/29/2025	3.272%	4,160,000	4,006,149
03/09/2027	1.431%	11,330,000	9,964,071
10/21/2027	1.948%	2,865,000	2,509,899
04/22/2032	2.615%	12,585,000	10,166,729
07/21/2032	2.383%	19,430,000	15,368,385
10/21/2032	2.650%	2,415,000	1,938,103
12/31/2049	3.650%	2,135,000	1,662,218
HSBC Holdings PLC(k)
03/11/2025	3.803%	573,000	554,891
11/07/2025	2.633%	1,148,000	1,069,167
03/10/2026	2.999%	929,000	866,562
04/18/2026	1.645%	604,000	544,370
06/04/2026	2.099%	1,379,000	1,249,172
05/24/2027	1.589%	4,447,000	3,811,903
03/13/2028	4.041%	2,781,000	2,551,634
06/09/2028	4.755%	2,905,000	2,748,172
08/11/2028	5.210%	4,753,000	4,587,104
09/22/2028	2.013%	11,579,000	9,620,124
11/03/2028	7.390%	2,446,000	2,565,366
08/17/2029	2.206%	5,910,000	4,774,248
08/11/2033	5.402%	1,340,000	1,253,346
Junior Subordinated
12/31/2049	6.000%	877,000	770,236
Subordinated
11/03/2033	8.113%	7,115,000	7,493,083
HSBC Holdings PLC
03/08/2026	4.300%	2,500,000	2,432,558
Huntington Bancshares, Inc.(k)
08/04/2028	4.443%	1,940,000	1,829,569
Huntington National Bank (The)
01/10/2030	5.650%	7,260,000	7,315,818
Intesa Sanpaolo SpA(a)
11/21/2025	7.000%	3,811,000	3,859,004
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intesa Sanpaolo SpA(a),(k)
11/21/2033	8.248%	834,000	847,584
Subordinated
06/01/2032	4.198%	1,100,000	806,553
JPMorgan Chase & Co.(k)
04/23/2024	3.559%	6,449,000	6,402,180
07/23/2024	3.797%	2,578,000	2,550,566
06/23/2025	0.969%	4,760,000	4,428,990
12/10/2025	1.561%	2,540,000	2,346,332
02/24/2026	2.595%	383,000	361,113
04/26/2026	4.080%	2,925,000	2,850,702
02/04/2027	1.040%	4,299,000	3,745,272
04/22/2027	1.578%	10,430,000	9,202,288
09/22/2027	1.470%	3,741,000	3,244,448
02/24/2028	2.947%	4,610,000	4,191,116
01/23/2029	3.509%	10,345,000	9,454,447
04/23/2029	4.005%	3,180,000	2,967,548
06/01/2029	2.069%	1,151,000	968,786
12/05/2029	4.452%	1,150,000	1,092,939
10/15/2030	2.739%	1,990,000	1,690,024
02/04/2032	1.953%	3,030,000	2,356,369
04/22/2032	2.580%	6,503,000	5,282,942
11/08/2032	2.545%	11,305,000	9,059,653
01/25/2033	2.963%	2,380,000	1,966,141
07/25/2033	4.912%	1,069,000	1,031,587
11/15/2048	3.964%	3,054,000	2,471,724
12/31/2049	4.000%	4,500,000	3,763,603
12/31/2049	4.600%	7,625,000	6,755,636
12/31/2049	5.000%	1,290,000	1,187,434
Subordinated
09/14/2033	5.717%	3,507,000	3,457,276
JPMorgan Chase & Co.
Subordinated
05/01/2023	3.375%	1,000,000	993,923
09/10/2024	3.875%	5,440,000	5,356,091
KeyBank NA
08/08/2025	4.150%	2,825,000	2,766,069
11/15/2027	5.850%	9,115,000	9,392,756
Lloyds Banking Group PLC
08/16/2023	4.050%	2,940,000	2,912,008
03/12/2024	3.900%	2,600,000	2,551,081
03/22/2028	4.375%	1,975,000	1,856,560
Subordinated
11/04/2024	4.500%	5,560,000	5,426,573
Lloyds Banking Group PLC(k)
08/11/2026	4.716%	6,205,000	6,019,310
05/11/2027	1.627%	1,175,000	1,013,296
08/11/2033	4.976%	3,245,000	2,989,680
Macquarie Group Ltd.(a),(k)
10/14/2025	1.201%	1,295,000	1,182,540
01/14/2033	2.871%	6,005,000	4,617,085
06/21/2033	4.442%	1,815,000	1,578,786
11/09/2033	5.491%	3,730,000	3,551,385

24	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc.(k)
09/13/2028	5.354%	2,115,000	2,109,294
Morgan Stanley(k)
01/22/2025	0.791%	1,115,000	1,048,436
05/30/2025	0.790%	14,562,000	13,486,927
07/22/2025	2.720%	897,000	855,383
10/21/2025	1.164%	4,545,000	4,160,672
04/28/2026	2.188%	828,000	769,962
05/04/2027	1.593%	5,653,000	4,978,843
07/20/2027	1.512%	962,000	837,440
01/21/2028	2.475%	998,000	889,260
07/22/2028	3.591%	7,821,000	7,218,566
10/18/2028	6.296%	914,000	946,867
01/24/2029	3.772%	4,315,000	3,982,058
01/23/2030	4.431%	2,885,000	2,734,503
02/13/2032	1.794%	1,008,000	767,801
04/28/2032	1.928%	5,704,000	4,371,043
07/21/2032	2.239%	7,486,000	5,838,437
10/20/2032	2.511%	5,011,000	3,985,530
01/21/2033	2.943%	7,290,000	5,974,578
10/18/2033	6.342%	6,953,000	7,391,306
04/22/2039	4.457%	299,000	267,066
Subordinated
09/16/2036	2.484%	3,110,000	2,307,356
04/20/2037	5.297%	3,073,000	2,860,352
Morgan Stanley
07/23/2025	4.000%	1,671,000	1,636,784
01/27/2026	3.875%	6,556,000	6,360,210
Subordinated
09/08/2026	4.350%	9,045,000	8,835,682
National Bank of Canada(k)
06/09/2025	3.750%	7,465,000	7,257,550
Nationwide Building Society(a),(k)
03/08/2024	3.766%	3,370,000	3,343,303
08/01/2024	4.363%	7,040,000	6,938,869
02/16/2028	2.972%	2,610,000	2,293,504
Nationwide Building Society(a)
10/13/2026	1.500%	744,000	645,730
07/27/2027	4.850%	5,340,000	5,230,292
NatWest Group PLC(k)
11/10/2026	7.472%	5,100,000	5,312,071
Nordea Bank Abp(a)
09/30/2026	1.500%	7,925,000	6,858,871
Norinchukin Bank (The)(a)
09/14/2027	4.867%	5,255,000	5,236,269
Northern Trust Corp.(k)
Subordinated
05/08/2032	3.375%	1,345,000	1,221,982
Northern Trust Corp.
Subordinated
11/02/2032	6.125%	3,050,000	3,216,351
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(d),(k)
12/02/2028	5.354%	5,045,000	5,081,997
PNC Financial Services Group, Inc. (The)(k)
10/28/2033	6.037%	7,445,000	7,822,814
Royal Bank of Canada
11/01/2027	6.000%	6,840,000	7,116,430
Royal Bank of Scotland Group PLC(k)
03/22/2025	4.269%	8,215,000	7,975,276
Santander Holdings USA, Inc.
06/02/2025	3.450%	4,110,000	3,920,721
Santander Holdings USA, Inc.(k)
09/09/2026	5.807%	1,065,000	1,060,044
Santander UK Group Holdings PLC(k)
11/15/2024	4.796%	7,820,000	7,669,430
03/15/2025	1.089%	5,545,000	5,149,338
08/21/2026	1.532%	445,000	391,594
11/21/2026	6.833%	7,275,000	7,345,641
06/14/2027	1.673%	1,762,000	1,491,060
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	4,929,984
01/22/2025	2.625%	445,000	415,920
06/15/2027	4.677%	3,130,000	3,064,544
Societe Generale SA(a),(k)
01/19/2028	2.797%	4,285,000	3,722,147
06/09/2032	2.889%	480,000	369,472
01/21/2033	3.337%	2,590,000	2,041,877
Standard Chartered PLC(a),(k)
11/16/2025	7.776%	3,080,000	3,176,707
01/12/2028	2.608%	2,275,000	1,954,183
06/29/2032	2.678%	2,350,000	1,751,071
State Street Corp.(k)
11/04/2028	5.820%	1,780,000	1,840,279
Sumitomo Mitsui Financial Group, Inc.
09/17/2028	1.902%	5,900,000	4,896,795
Sumitomo Mitsui Trust Bank Ltd.(a)
03/25/2024	0.850%	5,715,000	5,391,235
03/10/2025	2.550%	1,045,000	986,952
Swedbank AB(a)
04/04/2025	3.356%	4,220,000	4,052,473
09/20/2027	5.337%	6,535,000	6,475,020
Synchrony Bank
08/22/2025	5.400%	3,625,000	3,550,051
Synchrony Financial
06/13/2025	4.875%	6,805,000	6,594,323
Truist Financial Corp.(k)
03/02/2027	1.267%	340,000	301,469
06/07/2029	1.887%	1,610,000	1,357,679
Subordinated
07/28/2033	4.916%	2,595,000	2,447,287

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Bancorp(k)
Junior Subordinated
12/31/2049	5.300%	2,980,000	2,549,320
UBS AG(a)
08/09/2024	0.700%	3,985,000	3,703,668
UBS Group AG(a),(k)
05/12/2026	4.488%	1,480,000	1,441,724
01/30/2027	1.364%	912,000	790,245
08/05/2027	4.703%	7,430,000	7,187,067
08/10/2027	1.494%	460,000	395,609
05/12/2028	4.751%	1,320,000	1,267,572
02/11/2032	2.095%	558,000	423,006
02/11/2033	2.746%	668,000	522,075
02/11/2043	3.179%	1,172,000	785,227
UBS Group AG(a),(b)
SOFR + 1.580% 05/12/2026	5.390%	3,055,000	3,047,718
UniCredit SpA(a),(k)
09/22/2026	2.569%	5,195,000	4,548,735
US Bancorp(k)
10/21/2033	5.850%	4,712,000	4,916,130
Subordinated
07/22/2033	4.967%	2,360,000	2,248,667
Wells Fargo & Co.(k)
06/02/2024	1.654%	2,135,000	2,096,526
10/30/2025	2.406%	971,000	916,233
02/11/2026	2.164%	1,691,000	1,576,211
04/25/2026	3.908%	1,035,000	1,002,534
04/30/2026	2.188%	2,313,000	2,153,523
08/15/2026	4.540%	6,990,000	6,840,936
03/24/2028	3.526%	1,405,000	1,305,492
05/22/2028	3.584%	1,700,000	1,578,790
06/02/2028	2.393%	10,677,000	9,439,075
07/25/2028	4.808%	14,890,000	14,542,379
02/11/2031	2.572%	6,775,000	5,679,967
03/02/2033	3.350%	11,310,000	9,670,341
07/25/2033	4.897%	3,755,000	3,618,169
04/30/2041	3.068%	5,012,000	3,716,267
04/04/2051	5.013%	1,130,000	1,061,511
Westpac Banking Corp.
11/18/2027	5.457%	10,190,000	10,488,470
11/20/2028	1.953%	350,000	299,149
Westpac Banking Corp.(k)
Subordinated
08/10/2033	5.405%	5,485,000	5,036,414
Total			1,153,866,883
Brokerage/Asset Managers/Exchanges 0.5%
Ares Finance Co. IV LLC(a)
02/01/2052	3.650%	3,415,000	2,122,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Blackstone Holdings Finance Co. LLC(a)
11/03/2027	5.900%	5,455,000	5,547,421
08/05/2028	1.625%	643,000	526,515
01/30/2032	2.000%	617,000	462,844
04/22/2033	6.200%	1,850,000	1,912,859
08/05/2051	2.850%	1,303,000	786,512
01/30/2052	3.200%	901,000	601,372
Blue Owl Finance LLC(a)
02/15/2032	4.375%	4,065,000	3,219,086
Brookfield Finance, Inc.
06/02/2026	4.250%	964,000	938,236
Charles Schwab Corp. (The)
03/03/2032	2.900%	2,865,000	2,462,076
Charles Schwab Corp. (The)(k)
12/31/2049	5.375%	2,845,000	2,786,020
CI Financial Corp.
06/15/2051	4.100%	684,000	416,751
CME Group, Inc.
03/15/2032	2.650%	1,334,000	1,138,805
Depository Trust & Clearing Corp. (The)(a),(k)
12/31/2049	3.375%	673,000	518,078
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,150,000	1,783,664
Intercontinental Exchange, Inc.
06/15/2030	2.100%	809,000	670,799
09/15/2032	1.850%	3,230,000	2,481,990
03/15/2033	4.600%	5,478,000	5,321,308
09/15/2040	2.650%	775,000	553,824
Jefferies Group LLC
01/20/2043	6.500%	600,000	594,508
KKR Group Finance Co. XII LLC(a)
05/17/2032	4.850%	1,220,000	1,150,257
National Securities Clearing Corp.(a)
11/21/2027	5.100%	5,185,000	5,268,522
Nomura Holdings, Inc.
01/22/2027	2.329%	7,865,000	6,924,850
07/14/2031	2.608%	1,100,000	854,746
Raymond James Financial, Inc.
07/15/2046	4.950%	1,745,000	1,587,532
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,294,669
Total			53,926,238
Building Materials 0.1%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	1,310,000	1,161,772
Ferguson Finance PLC(a)
04/20/2032	4.650%	2,785,000	2,535,628

26	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fortune Brands Home & Security, Inc.
03/25/2052	4.500%	4,290,000	3,187,088
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	2,823,353
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,120,000	2,557,743
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	2,385,000	2,201,658
Total			14,467,242
Cable and Satellite 0.6%
Cable One, Inc.(a)
11/15/2030	4.000%	695,000	559,872
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	100,000	90,731
02/01/2031	4.250%	1,725,000	1,408,623
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	1,125,000	875,985
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	616,000	504,147
10/23/2035	6.384%	1,775,000	1,743,972
10/23/2045	6.484%	4,170,000	3,926,898
04/01/2048	5.750%	1,360,000	1,166,156
03/01/2050	4.800%	4,625,000	3,493,221
04/01/2051	3.700%	2,305,000	1,473,276
06/01/2052	3.900%	3,954,000	2,616,635
04/01/2053	5.250%	2,265,000	1,822,513
04/01/2061	3.850%	941,000	582,245
Comcast Corp.
10/15/2025	3.950%	3,095,000	3,045,410
11/15/2027	5.350%	2,748,000	2,830,002
02/01/2030	2.650%	723,000	631,415
11/15/2032	5.500%	1,001,000	1,050,536
03/01/2038	3.900%	822,000	721,790
03/01/2048	4.000%	1,375,000	1,131,942
02/01/2050	3.450%	1,900,000	1,424,535
Cox Communications, Inc.(a)
08/15/2024	3.150%	780,000	750,926
06/15/2031	2.600%	1,975,000	1,585,997
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	3,253,190
02/01/2028	5.375%	1,193,000	1,071,490
04/01/2028	7.500%	600,000	467,415
01/15/2030	5.750%	1,600,000	1,089,800
02/15/2031	3.375%	1,000,000	720,932
11/15/2031	5.000%	5,000,000	3,205,364
DISH DBS Corp.
11/15/2024	5.875%	2,000,000	1,900,000
07/01/2026	7.750%	2,039,000	1,703,082
06/01/2029	5.125%	1,400,000	920,822
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	5,833,000	5,368,173
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	1,330,000	1,239,898
Time Warner Cable LLC
05/01/2037	6.550%	235,000	226,480
11/15/2040	5.875%	3,890,000	3,442,604
09/01/2041	5.500%	7,444,000	6,367,223
Viasat, Inc.(a)
04/15/2027	5.625%	1,415,000	1,299,665
Total			65,712,965
Chemicals 0.4%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	400,000	342,051
Cabot Corp.
07/01/2029	4.000%	2,710,000	2,435,577
06/30/2032	5.000%	1,800,000	1,678,014
Celanese US Holdings LLC
08/05/2026	1.400%	456,000	378,375
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	2,989,806
06/01/2043	4.950%	1,700,000	1,481,608
Dow Chemical Co. (The)
03/15/2033	6.300%	669,000	697,582
11/15/2042	4.375%	456,000	381,638
05/15/2053	6.900%	563,000	612,290
Eastman Chemical Co.
10/15/2044	4.650%	2,511,000	2,070,014
Ecolab, Inc.
01/15/2028	5.250%	4,380,000	4,475,961
08/18/2055	2.750%	333,000	209,542
EverArc Escrow Sarl(a)
10/30/2029	5.000%	300,000	239,924
FMC Corp.
10/01/2049	4.500%	340,000	274,840
GC Treasury Center Co., Ltd.(a)
03/18/2031	2.980%	750,000	611,066
Huntsman International LLC
06/15/2031	2.950%	2,375,000	1,880,822
Ingevity Corp.(a)
11/01/2028	3.875%	1,510,000	1,287,545
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	3,305,000	2,848,350
LYB International Finance III LLC
05/01/2050	4.200%	3,080,000	2,317,000
04/01/2051	3.625%	3,960,000	2,708,551

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LyondellBasell Industries NV
04/15/2024	5.750%	713,000	715,678
Mosaic Co. (The)
11/15/2033	5.450%	1,173,000	1,140,462
11/15/2043	5.625%	985,000	929,043
Nutrien Ltd.
11/07/2024	5.900%	2,320,000	2,346,231
11/07/2025	5.950%	496,000	506,003
Olin Corp.
02/01/2030	5.000%	1,400,000	1,270,385
Sasol Financing USA LLC
03/27/2024	5.875%	600,000	594,896
TPC Group Inc.(a)
08/01/2024	10.875%	246,422	242,726
Total			37,665,980
Construction Machinery 0.2%
CNH Industrial Capital LLC
05/23/2025	3.950%	5,880,000	5,727,332
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,359,000	4,633,924
John Deere Capital Corp.
09/15/2027	4.150%	2,920,000	2,872,237
04/18/2029	3.350%	642,000	599,477
09/15/2032	4.350%	775,000	763,918
Komatsu Finance America, Inc.(a)
10/06/2027	5.499%	2,845,000	2,922,091
OT Merger Corp.(a)
10/15/2029	7.875%	350,000	205,049
United Rentals North America, Inc.
01/15/2030	5.250%	3,000,000	2,838,599
02/15/2031	3.875%	1,664,000	1,431,443
Total			21,994,070
Consumer Cyclical Services 0.1%
ADT Security Corp. (The)(a)
08/01/2029	4.125%	1,475,000	1,286,299
Allied Universal Holdco LLC/Finance Corp.(a)
07/15/2026	6.625%	2,300,000	2,185,744
06/01/2029	6.000%	1,300,000	934,984
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,601,923
06/01/2028	4.625%	990,000	836,916
ANGI Group LLC(a)
08/15/2028	3.875%	1,630,000	1,224,829
CBRE Services, Inc.
04/01/2031	2.500%	837,000	655,996
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
eBay, Inc.
11/22/2027	5.950%	3,510,000	3,603,638
Expedia Group, Inc.(a)
05/01/2025	6.250%	1,094,000	1,107,900
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%	300,000	281,503
Total			13,719,732
Consumer Products 0.2%
Brunswick Corp.
09/15/2032	4.400%	2,470,000	2,076,163
Central Garden & Pet Co.
10/15/2030	4.125%	1,045,000	874,604
Clorox Co. (The)
05/01/2032	4.600%	1,500,000	1,463,213
GSK Consumer Healthcare Capital US LLC
03/24/2029	3.375%	555,000	504,324
Hasbro, Inc.
11/19/2024	3.000%	647,000	621,931
11/19/2026	3.550%	599,000	564,432
JAB Holdings BV(a)
04/08/2052	4.500%	2,205,000	1,490,975
Mead Johnson Nutrition Co.
11/15/2025	4.125%	616,000	606,639
Newell Brands, Inc.
06/01/2025	4.875%	4,150,000	4,050,166
Prestige Brands, Inc.(a)
04/01/2031	3.750%	1,495,000	1,264,099
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	224,633
Spectrum Brands, Inc.(a)
07/15/2030	5.500%	1,343,000	1,152,433
SWF Escrow Issuer Corp.(a)
10/01/2029	6.500%	950,000	555,244
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,135,000	951,475
Total			16,400,331
Diversified Manufacturing 0.2%
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,429,375
EnerSys(a)
04/30/2023	5.000%	200,000	199,147
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,847,000	1,742,141
General Electric Co.
03/15/2032	6.750%	353,000	400,123

28	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	5.086%	5,380,000	4,300,422
Griffon Corp.
03/01/2028	5.750%	525,000	488,308
Honeywell International, Inc.
02/15/2033	5.000%	3,031,000	3,124,168
Kennametal, Inc.
06/15/2028	4.625%	1,370,000	1,294,373
Roper Technologies, Inc.
09/15/2027	1.400%	573,000	489,837
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,785,864
Total			15,253,758
Electric 2.6%
AEP Texas Central Co.(a)
10/01/2025	3.850%	1,828,000	1,759,351
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,439,508
AEP Texas, Inc.
01/15/2050	3.450%	942,000	670,716
AEP Transmission Co. LLC
12/01/2047	3.750%	2,150,000	1,685,433
08/15/2051	2.750%	1,095,000	706,311
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,569,998
AES Corp. (The)
01/15/2026	1.375%	662,000	588,013
Alabama Power Co.
12/01/2023	3.550%	964,000	952,422
10/01/2049	3.450%	673,000	496,374
Alliant Energy Finance LLC(a)
06/15/2023	3.750%	2,417,000	2,392,587
06/15/2028	4.250%	3,100,000	2,933,177
Ameren Corp.
02/15/2026	3.650%	590,000	567,209
03/15/2028	1.750%	2,740,000	2,327,210
American Electric Power Co., Inc.
03/01/2050	3.250%	691,000	474,166
Junior Subordinated
03/15/2024	2.031%	3,165,000	3,036,143
American Electric Power Co., Inc.(k)
02/15/2062	3.875%	3,891,000	2,991,938
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	2,893,000	2,366,824
09/01/2044	5.000%	749,000	688,730
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Appalachian Power Co.
05/01/2050	3.700%	444,000	328,687
Arizona Public Service Co.
08/15/2048	4.200%	570,000	440,807
Avangrid, Inc.
04/15/2025	3.200%	1,614,000	1,545,469
06/01/2029	3.800%	3,190,000	2,926,917
Baltimore Gas and Electric Co.
06/15/2031	2.250%	884,000	725,589
Berkshire Hathaway Energy Co.(a)
05/01/2053	4.600%	996,000	902,591
Black Hills Corp.
11/30/2023	4.250%	286,000	282,864
10/15/2029	3.050%	488,000	415,143
05/01/2033	4.350%	241,000	214,319
Calpine Corp.(a)
02/15/2028	4.500%	2,500,000	2,287,174
03/15/2028	5.125%	575,000	517,803
02/01/2029	4.625%	2,000,000	1,731,257
02/01/2031	5.000%	4,045,000	3,494,445
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,293,000	3,014,777
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,292,244
CMS Energy Corp.
02/15/2027	2.950%	80,000	73,014
CMS Energy Corp.(k)
06/01/2050	4.750%	2,514,000	2,113,281
12/01/2050	3.750%	386,000	287,804
Commonwealth Edison Co.
08/15/2047	3.750%	409,000	324,401
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	171,000	169,723
06/15/2046	3.850%	1,310,000	1,046,786
06/15/2047	3.875%	1,640,000	1,288,357
12/01/2054	4.625%	375,000	324,720
11/15/2057	4.000%	321,000	248,901
Consumers Energy Co.
09/01/2052	4.200%	604,000	525,301
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	694,970
11/15/2032	5.375%	8,156,000	8,159,462
Junior Subordinated
08/15/2024	3.071%	1,755,000	1,688,110
Dominion Energy, Inc.(k)
12/31/2049	4.350%	1,677,000	1,409,442
12/31/2049	4.650%	5,907,000	5,088,467

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
11/01/2024	4.220%	2,810,000	2,761,549
10/01/2026	2.850%	10,155,000	9,413,637
Duke Energy Carolinas LLC
04/15/2031	2.550%	370,000	313,323
12/15/2041	4.250%	19,000	16,605
09/30/2042	4.000%	615,000	518,226
06/01/2045	3.750%	157,000	125,118
12/01/2047	3.700%	46,000	35,811
Duke Energy Corp.
04/15/2024	3.750%	3,373,000	3,323,096
09/01/2026	2.650%	4,710,000	4,380,407
06/15/2031	2.550%	1,500,000	1,238,919
08/15/2032	4.500%	1,395,000	1,324,400
09/01/2046	3.750%	1,416,000	1,066,983
08/15/2052	5.000%	1,185,000	1,078,116
Duke Energy Corp.(k)
12/31/2049	4.875%	213,000	191,426
Duke Energy Florida LLC
12/15/2031	2.400%	1,234,000	1,017,310
07/15/2048	4.200%	189,000	160,845
11/15/2052	5.950%	588,000	644,536
Duke Energy Indiana LLC
10/01/2049	3.250%	299,000	209,184
Duke Energy Ohio, Inc.
06/01/2030	2.125%	430,000	354,758
06/15/2046	3.700%	2,981,000	2,225,973
Duke Energy Progress LLC
05/15/2042	4.100%	1,434,000	1,218,046
03/15/2043	4.100%	475,000	403,003
03/30/2044	4.375%	770,000	671,488
08/15/2045	4.200%	329,000	279,091
10/15/2046	3.700%	312,000	241,647
09/15/2047	3.600%	940,000	716,662
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	463,000	367,115
Edison International
08/15/2025	4.700%	7,795,000	7,654,001
11/15/2029	6.950%	2,165,000	2,269,228
Enel Finance America LLC(a)
10/14/2027	7.100%	276,000	285,901
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,084,058
10/14/2032	7.500%	888,000	947,079
10/14/2052	7.750%	911,000	1,013,115
Entergy Arkansas LLC
04/01/2049	4.200%	941,000	793,249
06/15/2051	2.650%	212,000	133,154
06/15/2052	3.350%	317,000	227,203
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Corp.
09/15/2025	0.900%	3,770,000	3,366,035
06/15/2030	2.800%	348,000	293,119
06/15/2031	2.400%	801,000	639,747
Entergy Louisiana LLC
10/01/2026	2.400%	2,409,000	2,191,188
09/15/2052	4.750%	1,026,000	930,225
Entergy Mississippi LLC
06/01/2049	3.850%	1,178,000	916,571
Entergy Texas, Inc.
03/30/2029	4.000%	348,000	330,237
Evergy Metro, Inc.
06/01/2030	2.250%	572,000	475,918
Eversource Energy
08/15/2025	0.800%	662,000	588,932
08/15/2026	1.400%	752,000	662,902
03/01/2027	2.900%	1,335,000	1,225,360
07/01/2027	4.600%	2,675,000	2,651,812
Exelon Corp.
04/15/2046	4.450%	1,050,000	898,179
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	3,224,000	2,807,468
Florida Power & Light Co.
12/04/2051	2.875%	518,000	361,158
Fortis, Inc.
10/04/2026	3.055%	460,000	428,872
Georgia Power Co.
09/15/2024	2.200%	848,000	808,284
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,214,216
Indiana Michigan Power Co.
05/01/2051	3.250%	1,327,000	915,544
Inkia Energy Ltd.(a)
11/09/2027	5.875%	950,000	898,411
Interstate Power and Light Co.
11/30/2051	3.100%	3,194,000	2,122,803
Interstate Power and Light, Co.
12/01/2024	3.250%	792,000	764,460
IPALCO Enterprises, Inc.
05/01/2030	4.250%	1,590,000	1,428,928
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,578,625
01/15/2026	4.300%	2,000,000	1,935,710
03/01/2032	2.750%	336,000	273,846
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	1,967,071
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	645,767

30	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,928,000	1,819,075
MidAmerican Energy Co.
10/15/2044	4.400%	106,000	93,950
Mississippi Power Co.
03/15/2042	4.250%	414,000	341,684
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	300,000	256,597
Monongahela Power Co.(a)
05/15/2027	3.550%	617,000	582,208
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,179,000	1,969,933
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	3,677,944
03/15/2030	2.400%	1,347,000	1,134,126
06/15/2031	1.650%	930,000	709,731
04/15/2032	2.750%	1,233,000	1,030,626
12/15/2032	4.150%	1,119,000	1,049,272
01/15/2033	5.800%	528,000	556,679
National Rural Utilities Cooperative Finance Corp.(k)
04/30/2043	4.750%	1,529,000	1,415,090
Subordinated
04/20/2046	5.250%	1,687,000	1,512,469
New England Power Co.(a)
10/06/2050	2.807%	3,670,000	2,280,899
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.270% 02/22/2023	4.935%	3,000,000	2,995,516
NextEra Energy Capital Holdings, Inc.
09/01/2024	4.255%	1,137,000	1,122,064
01/15/2027	1.875%	2,192,000	1,954,535
06/15/2028	1.900%	678,000	581,662
01/15/2032	2.440%	600,000	488,759
NextEra Energy Capital Holdings, Inc.(k)
03/15/2082	3.800%	3,812,000	2,956,566
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	502,293
12/02/2027	2.450%	2,420,000	2,069,007
02/15/2029	3.375%	542,000	452,625
06/15/2029	5.250%	3,000,000	2,765,838
NRG Energy, Inc.
01/15/2027	6.625%	954,000	961,438
NSTAR Electric Co.
08/15/2031	1.950%	524,000	421,890
Oglethorpe Power Corp.
08/01/2050	3.750%	651,000	475,277
Oncor Electric Delivery Co. LLC(a)
09/15/2032	4.550%	1,238,000	1,224,425
06/01/2052	4.600%	2,400,000	2,250,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
06/08/2025	4.950%	3,650,000	3,585,976
07/01/2030	4.550%	5,735,000	5,253,196
04/15/2042	4.450%	562,000	427,702
03/15/2045	4.300%	948,000	693,002
03/15/2046	4.250%	424,000	303,864
PacifiCorp
02/15/2050	4.150%	137,000	114,934
03/15/2051	3.300%	680,000	494,275
PacifiCorp(d)
12/01/2053	5.350%	1,853,000	1,859,815
PECO Energy Co.
10/01/2044	4.150%	280,000	239,986
09/15/2047	3.700%	105,000	83,691
05/15/2052	4.600%	2,500,000	2,309,202
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	1,802,964
Public Service Electric and Gas Co.
12/01/2047	3.600%	105,000	81,727
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	642,000	575,258
11/15/2027	5.850%	2,565,000	2,643,072
08/15/2030	1.600%	466,000	363,936
11/15/2031	2.450%	2,062,000	1,664,111
Puget Energy, Inc.
03/15/2032	4.224%	1,795,000	1,608,439
South Carolina Electric & Gas Co.
05/15/2033	5.300%	676,000	689,349
Southern California Edison Co.(b)
SOFR + 0.470% 12/02/2022	4.280%	4,825,000	4,824,872
Southern Co. (The)
07/01/2036	4.250%	595,000	528,334
Southern Co. (The)(k)
01/15/2051	4.000%	1,166,000	1,043,854
09/15/2051	3.750%	1,122,000	897,959
Junior Subordinated
08/01/2027	5.113%	932,000	929,295
Southwestern Electric Power Co.
03/15/2026	1.650%	1,096,000	984,159
10/01/2026	2.750%	6,450,000	5,897,255
Tampa Electric Co.
05/15/2044	4.350%	434,000	365,616
07/15/2052	5.000%	2,250,000	2,114,682
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,001,617

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tucson Electric Power Co.
03/15/2023	3.850%	2,480,000	2,469,041
12/01/2048	4.850%	259,000	227,868
06/15/2050	4.000%	2,690,000	2,090,040
Union Electric Co.
09/15/2042	3.900%	590,000	488,262
Virginia Electric & Power Co.
03/15/2027	3.500%	1,446,000	1,377,512
09/15/2047	3.800%	942,000	738,863
Vistra Corp.(a),(k)
12/31/2049	7.000%	425,000	381,644
12/31/2049	8.000%	4,650,000	4,446,818
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	2,505,000	2,402,992
05/13/2025	5.125%	6,261,000	6,144,982
02/15/2027	5.625%	2,950,000	2,852,964
07/31/2027	5.000%	2,000,000	1,873,121
05/01/2029	4.375%	1,125,000	1,006,284
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	806,311
WEC Energy Group, Inc.
09/27/2025	5.000%	304,000	305,553
10/01/2027	5.150%	426,000	432,551
10/15/2027	1.375%	1,094,000	929,129
12/15/2028	2.200%	746,000	634,301
Wisconsin Electric Power Co.
06/15/2028	1.700%	680,000	582,655
Wisconsin Public Service Corp.
12/01/2042	3.671%	814,000	627,959
Total			269,087,941
Environmental 0.0%
Waste Connections, Inc.
01/15/2033	4.200%	833,000	786,897
04/01/2050	3.050%	885,000	621,136
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,650,000	1,523,094
Total			2,931,127
Finance Companies 1.0%
AerCap Ireland Capital DAC/Global Aviation Trust
01/16/2024	4.875%	1,856,000	1,825,756
02/15/2024	3.150%	3,225,000	3,110,004
10/01/2025	4.450%	1,889,000	1,814,730
10/29/2026	2.450%	445,000	388,776
10/29/2028	3.000%	5,655,000	4,747,755
01/30/2032	3.300%	2,913,000	2,301,318
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Air Lease Corp.
03/01/2025	3.250%	2,500,000	2,370,800
07/01/2025	3.375%	2,750,000	2,595,779
01/15/2026	2.875%	2,075,000	1,911,945
08/15/2026	1.875%	2,285,000	2,002,667
12/01/2027	3.625%	465,000	417,618
Air Lease Corp.(d)
12/15/2027	5.850%	5,270,000	5,239,116
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	2,713,369
Ares Capital Corp.
03/01/2025	4.250%	210,000	199,492
06/15/2028	2.875%	3,285,000	2,699,399
Aviation Capital Group LLC(a)
05/01/2023	3.875%	3,381,000	3,338,090
12/15/2024	5.500%	1,030,000	1,010,460
09/20/2026	1.950%	630,000	531,515
11/01/2027	3.500%	290,000	249,581
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%	750,000	714,043
02/15/2025	2.875%	2,905,000	2,667,368
02/21/2026	2.125%	1,051,000	898,086
04/15/2026	4.250%	1,101,000	1,001,700
11/18/2027	2.528%	3,017,000	2,425,898
02/21/2028	2.750%	477,000	382,223
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	3,250,000	2,690,811
Barings BDC, Inc.
11/23/2026	3.300%	1,230,000	1,041,561
Blackstone Private Credit Fund
12/15/2026	2.625%	8,155,000	6,971,767
01/15/2029	4.000%	592,000	507,323
Blackstone Secured Lending Fund
09/30/2028	2.850%	3,560,000	2,805,960
FirstCash, Inc.(a)
01/01/2030	5.625%	1,500,000	1,363,790
FS KKR Capital Corp.
10/12/2028	3.125%	3,955,000	3,205,044
Golub Capital BDC, Inc.
08/24/2026	2.500%	4,625,000	4,004,223
Hercules Capital, Inc.
01/20/2027	3.375%	4,585,000	3,910,835
Main Street Capital Corp.
05/01/2024	5.200%	971,000	957,732
07/14/2026	3.000%	6,480,000	5,593,289
Morgan Stanley Direct Lending Fund
02/11/2027	4.500%	3,100,000	2,854,564
Navient Corp.
03/15/2027	5.000%	1,395,000	1,220,665

32	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Owl Rock Capital Corp.
07/22/2025	3.750%	1,075,000	996,594
01/15/2026	4.250%	1,370,000	1,272,293
OWL Rock Core Income Corp.
03/21/2025	5.500%	2,745,000	2,673,841
OWL Rock Core Income Corp.(a)
09/16/2027	7.750%	1,160,000	1,172,682
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	6,475,000	5,896,037
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	3,105,000	3,090,873
02/15/2024	5.500%	379,000	372,610
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	1,335,000	1,032,416
SMBC Aviation Capital Finance DAC(a)
10/15/2026	1.900%	1,206,000	1,026,214
Springleaf Finance Corp.
03/15/2024	6.125%	2,600,000	2,536,354
Total			104,754,966
Food and Beverage 0.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	1,186,000	1,140,133
02/01/2046	4.900%	12,251,000	11,477,981
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	840,000	858,517
01/23/2049	5.550%	2,915,000	2,987,782
B&G Foods, Inc.
04/01/2025	5.250%	2,200,000	1,942,509
Bacardi Ltd.(a)
05/15/2048	5.300%	1,060,000	945,606
Cargill Inc.(a)
11/10/2031	2.125%	1,352,000	1,081,447
Cargill, Inc.(a)
04/22/2025	3.500%	2,449,000	2,379,099
04/23/2030	2.125%	750,000	622,267
10/11/2032	5.125%	393,000	398,869
04/22/2052	4.375%	523,000	462,123
Coca-Cola Europacific Partners PLC(a)
05/03/2024	0.800%	6,295,000	5,907,654
Constellation Brands, Inc.
12/01/2025	4.750%	578,000	579,296
08/01/2031	2.250%	3,172,000	2,537,658
Diageo Capital PLC
04/29/2032	2.125%	173,000	139,589
JBS SA/Food Co./Finance, Inc.(a)
05/15/2032	3.000%	3,255,000	2,563,249
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JBS USA LUX SA/Food Co./Finance, Inc.(a)
02/01/2028	5.125%	2,025,000	1,942,831
02/02/2029	3.000%	1,955,000	1,644,528
12/01/2031	3.750%	3,055,000	2,542,482
04/01/2033	5.750%	2,700,000	2,618,898
12/01/2052	6.500%	8,005,000	7,848,257
Kraft Heinz Foods Co.
01/26/2039	6.875%	796,000	883,045
10/01/2039	4.625%	2,029,000	1,821,671
06/04/2042	5.000%	4,225,000	3,968,471
06/01/2046	4.375%	1,480,000	1,246,800
10/01/2049	4.875%	1,370,000	1,236,142
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	1,675,000	1,581,956
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	1,375,000	1,217,211
Mars, Inc.(a)
04/01/2039	3.875%	1,040,000	901,237
07/16/2040	2.375%	964,000	672,076
Nestle Holdings, Inc.(a)
10/01/2027	4.125%	1,167,000	1,148,734
10/01/2032	4.300%	849,000	841,674
09/24/2038	3.900%	950,000	855,277
01/15/2053	4.700%	839,000	823,741
PepsiCo, Inc.
07/18/2032	3.900%	2,072,000	1,989,696
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	2,000,000	1,738,074
03/01/2032	3.500%	3,000,000	2,426,092
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,676,000	2,609,619
12/15/2029	5.500%	2,080,000	1,912,026
04/15/2030	4.625%	1,349,000	1,184,261
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	1,510,000	1,301,664
Smithfield Foods, Inc.(a)
02/01/2027	4.250%	2,500,000	2,299,726
10/15/2030	3.000%	2,020,000	1,558,321
Viterra Finance BV(a)
04/21/2026	2.000%	1,125,000	967,302
Total			87,805,591
Foreign Agencies 0.0%
PT Bank Mandiri Persero Tbk(a)
04/11/2024	3.750%	850,000	830,428
Gaming 0.4%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,095,000	2,603,962

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	155,000	153,597
09/01/2024	3.350%	160,000	152,557
06/01/2025	5.250%	1,839,000	1,806,929
04/15/2026	5.375%	5,080,000	4,936,380
01/15/2029	5.300%	765,000	721,725
01/15/2030	4.000%	3,552,000	3,081,633
Golden Entertainment, Inc.(a)
04/15/2026	7.625%	1,720,000	1,701,495
International Game Technology PLC(a)
02/15/2025	6.500%	1,375,000	1,383,436
01/15/2027	6.250%	400,000	397,662
MGM Resorts International
05/01/2025	6.750%	1,150,000	1,146,760
09/01/2026	4.625%	188,000	173,564
04/15/2027	5.500%	1,500,000	1,415,864
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	460,000	379,064
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%	2,825,000	2,151,528
Scientific Games International, Inc.(a)
07/01/2025	8.625%	1,400,000	1,443,790
VICI Properties LP
05/15/2032	5.125%	2,715,000	2,534,447
05/15/2052	5.625%	1,765,000	1,596,972
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	220,000	211,927
09/01/2026	4.500%	2,740,000	2,569,792
02/01/2027	5.750%	1,485,000	1,447,180
02/15/2027	3.750%	2,085,000	1,882,969
01/15/2028	4.500%	75,000	68,668
02/15/2029	3.875%	1,570,000	1,386,039
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	1,000,000	869,675
Total			36,217,615
Health Care 1.3%
Abbott Laboratories
11/30/2046	4.900%	205,000	205,920
Alcon Finance Corp.(a),(d)
12/06/2032	5.375%	516,000	519,815
12/06/2052	5.750%	503,000	509,390
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	2,972,384
Baxter International, Inc.
12/01/2028	2.272%	1,325,000	1,145,036
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	42,949
08/22/2032	4.298%	5,000,000	4,764,207
05/15/2044	4.875%	1,555,000	1,337,988
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cigna Corp.
03/01/2027	3.400%	2,190,000	2,071,399
08/15/2038	4.800%	3,429,000	3,245,539
07/15/2046	4.800%	2,070,000	1,888,608
12/15/2048	4.900%	486,000	448,778
03/15/2050	3.400%	892,000	648,648
03/15/2051	3.400%	1,215,000	886,169
CommonSpirit Health
10/01/2025	1.547%	3,000,000	2,699,583
10/01/2030	2.782%	1,485,000	1,196,501
11/01/2042	4.350%	500,000	418,211
CVS Health Corp.
07/20/2025	3.875%	1,002,000	985,029
03/25/2028	4.300%	1,017,000	988,697
09/15/2031	2.125%	903,000	724,234
07/20/2035	4.875%	1,000,000	959,329
03/25/2038	4.780%	8,665,000	8,020,517
04/01/2040	4.125%	1,899,000	1,600,797
08/21/2040	2.700%	996,000	699,544
07/20/2045	5.125%	1,184,000	1,106,701
03/25/2048	5.050%	7,985,000	7,395,088
DaVita, Inc.(a)
06/01/2030	4.625%	2,065,000	1,671,303
Dentsply Sirona, Inc.
06/01/2030	3.250%	1,347,000	1,118,789
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	724,608
Embecta Corp.(a)
02/15/2030	5.000%	1,500,000	1,281,572
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,805,000	3,249,085
GE Healthcare Holding LLC(a)
11/15/2024	5.550%	5,095,000	5,118,427
HCA, Inc.
02/01/2025	5.375%	2,900,000	2,895,878
04/15/2025	5.250%	1,659,000	1,659,419
06/15/2025	7.690%	750,000	785,838
06/15/2026	5.250%	3,135,000	3,111,006
02/15/2027	4.500%	679,000	652,979
12/01/2027	7.050%	10,000	10,480
06/15/2029	4.125%	3,850,000	3,530,271
09/01/2030	3.500%	3,874,000	3,355,017
07/15/2031	2.375%	1,580,000	1,241,276
06/15/2047	5.500%	4,005,000	3,624,103
06/15/2049	5.250%	3,225,000	2,832,169
HCA, Inc.(a)
03/15/2027	3.125%	1,687,000	1,535,866
03/15/2032	3.625%	1,605,000	1,374,337
Illumina, Inc.(d)
12/12/2025	5.800%	1,229,000	1,235,256
12/13/2027	5.750%	2,755,000	2,774,068

34	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Laboratory Corp. of America Holdings
11/01/2023	4.000%	330,000	326,057
09/01/2024	3.250%	2,561,000	2,471,542
Legacy LifePoint Health LLC(a)
02/15/2027	4.375%	1,575,000	1,319,420
Mayo Clinic
11/15/2052	4.128%	750,000	641,198
McKesson Corp.
08/15/2026	1.300%	1,820,000	1,601,297
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	3,902,132
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	3,870,000	3,326,608
10/01/2029	5.250%	2,475,000	2,017,608
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	785,000	635,289
08/01/2119	3.954%	305,000	213,770
NYU Langone Hospitals
07/01/2043	5.750%	705,000	717,684
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	2,875,000	2,288,872
Tenet Healthcare Corp.
07/15/2024	4.625%	535,000	523,526
Tenet Healthcare Corp.(a)
11/01/2027	5.125%	2,000,000	1,873,927
10/01/2028	6.125%	3,225,000	2,844,726
06/01/2029	4.250%	1,375,000	1,188,094
01/15/2030	4.375%	1,175,000	1,023,344
Texas Health Resources
11/15/2055	4.330%	700,000	597,839
Thermo Fisher Scientific, Inc.
11/21/2027	4.800%	539,000	544,058
11/21/2032	4.950%	3,585,000	3,673,972
Universal Health Services, Inc.(a)
09/01/2026	1.650%	2,485,000	2,135,240
10/15/2030	2.650%	2,485,000	1,993,439
Total			127,122,450
Healthcare Insurance 0.4%
Aetna, Inc.
06/15/2036	6.625%	624,000	668,852
05/15/2042	4.500%	1,651,000	1,439,827
Centene Corp.
12/15/2027	4.250%	4,010,000	3,765,128
07/15/2028	2.450%	3,832,000	3,240,005
12/15/2029	4.625%	850,000	790,093
10/15/2030	3.000%	2,014,000	1,661,896
Elevance Health, Inc.
10/15/2032	5.500%	1,238,000	1,278,927
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	577,000	527,775
Humana Inc.
03/01/2028	5.750%	481,000	492,377
Humana, Inc.
04/01/2025	4.500%	1,120,000	1,109,159
02/03/2027	1.350%	901,000	779,542
08/15/2029	3.125%	173,000	152,893
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	4,250,000	3,856,169
11/15/2030	3.875%	1,500,000	1,289,813
UnitedHealth Group, Inc.
02/15/2030	5.300%	1,696,000	1,756,295
02/15/2033	5.350%	1,211,000	1,261,163
08/15/2039	3.500%	617,000	512,037
05/15/2040	2.750%	366,000	272,444
05/15/2041	3.050%	190,000	145,832
07/15/2045	4.750%	443,000	422,331
10/15/2047	3.750%	473,000	385,661
05/15/2051	3.250%	3,750,000	2,766,636
05/15/2052	4.750%	3,626,000	3,428,693
02/15/2053	5.875%	941,000	1,039,585
02/15/2063	6.050%	892,000	1,001,010
Wellpoint, Inc.
08/15/2024	3.500%	1,928,000	1,885,361
Total			35,929,504
Healthcare REIT 0.2%
Diversified Healthcare Trust
06/15/2025	9.750%	1,587,000	1,545,209
03/01/2031	4.375%	1,500,000	1,045,416
Healthcare Realty Holdings LP
05/01/2025	3.875%	440,000	420,394
03/15/2030	2.400%	995,000	769,568
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	1,246,000	1,052,717
03/15/2031	2.000%	3,540,000	2,709,476
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	1,420,000	1,004,495
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	948,449
Physicians Realty LP
11/01/2031	2.625%	1,750,000	1,383,955
Sabra Health Care LP
12/01/2031	3.200%	574,000	431,400
Senior Housing Properties Trust
05/01/2024	4.750%	1,100,000	963,231
Ventas Realty LP
09/30/2043	5.700%	225,000	207,952

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Welltower, Inc.
06/01/2031	2.800%	8,255,000	6,680,678
Total			19,162,940
Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,516,593
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,393,459
02/15/2030	4.875%	2,575,000	2,029,550
Century Communities, Inc.
06/01/2027	6.750%	2,500,000	2,434,010
Empire Communities Corp.(a)
12/15/2025	7.000%	4,225,000	3,724,870
KB Home
06/15/2031	4.000%	1,075,000	857,735
M/I Homes, Inc.
02/01/2028	4.950%	675,000	590,427
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	3,713,843
MDC Holdings, Inc.
08/06/2061	3.966%	3,540,000	1,967,995
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	1,889,767
PulteGroup, Inc.
03/01/2026	5.500%	737,000	743,382
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,000,000	1,869,661
08/01/2030	5.125%	1,114,000	972,086
Total			23,703,378
Independent Energy 0.5%
Aker BP ASA(a)
01/15/2026	2.875%	2,875,000	2,667,535
01/15/2030	3.750%	300,000	266,159
Antero Resources Corp.(a)
02/01/2029	7.625%	600,000	613,826
03/01/2030	5.375%	920,000	858,569
Apache Corp.
09/01/2040	5.100%	2,560,000	2,104,784
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2026	7.000%	600,000	589,691
11/01/2027	9.000%	150,000	186,003
12/31/2028	8.250%	2,500,000	2,489,992
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	755,274
02/01/2039	6.750%	289,000	304,464
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	2,000,000	1,941,805
ConocoPhillips Co.
03/15/2042	3.758%	1,928,000	1,633,782
Continental Resources, Inc.
04/15/2023	4.500%	385,000	383,256
06/01/2024	3.800%	1,683,000	1,637,130
Coterra Energy, Inc.(a)
05/15/2027	3.900%	1,552,000	1,465,318
Devon Energy Corp.
09/15/2024	5.250%	78,000	78,185
07/15/2041	5.600%	1,875,000	1,813,000
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,786,283
12/01/2029	3.500%	588,000	524,302
03/24/2031	3.125%	3,565,000	3,000,637
03/15/2033	6.250%	2,091,000	2,165,337
Diamondback Energy, Inc.(d)
03/15/2053	6.250%	1,262,000	1,259,713
Energean Israel Finance Ltd.(a)
03/30/2024	4.500%	850,000	822,579
03/30/2026	4.875%	1,321,000	1,229,047
03/30/2028	5.375%	2,637,000	2,418,388
Hilcorp Energy I LP/Finance Co.(a)
04/15/2030	6.000%	825,000	761,488
02/01/2031	6.000%	1,400,000	1,285,680
04/15/2032	6.250%	1,050,000	962,964
Lundin Energy Finance BV(a)
07/15/2026	2.000%	8,157,000	7,179,563
07/15/2031	3.100%	1,575,000	1,296,872
Occidental Petroleum Corp.(g)
10/10/2036	0.000%	364,000	184,138
Pioneer Natural Resources Co.
05/15/2023	0.550%	3,235,000	3,171,488
08/15/2030	1.900%	921,000	737,231
Santos Finance Ltd.(a)
04/29/2031	3.649%	652,000	524,817
Var Energi ASA(a)
11/15/2032	8.000%	3,585,000	3,783,098
Total			52,882,398
Integrated Energy 0.1%
BP Capital Markets America, Inc.
08/10/2030	1.749%	591,000	477,928
BP Capital Markets PLC(k)
12/31/2059	4.875%	825,000	718,505
Cenovus Energy, Inc.
06/15/2047	5.400%	711,000	657,381
02/15/2052	3.750%	3,750,000	2,703,619

36	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,152,551
Exxon Mobil Corp.
04/15/2051	3.452%	2,735,000	2,127,536
Reliance Industries Ltd.(a)
01/12/2032	2.875%	1,450,000	1,202,937
01/12/2052	3.625%	1,300,000	883,208
Shell International Finance BV
11/13/2028	3.875%	398,000	387,882
05/11/2035	4.125%	1,094,000	1,028,452
Total Capital International SA
06/29/2041	2.986%	977,000	745,570
Total			12,085,569
Leisure 0.0%
AMC Entertainment Holdings, Inc.(a),(l)
06/15/2026	12.000%	670,233	250,576
Life Insurance 1.2%
AIG Global Funding(a)
09/22/2025	0.900%	3,545,000	3,161,997
Athene Global Funding(a)
06/29/2026	1.608%	2,930,000	2,542,833
03/08/2027	3.205%	1,430,000	1,282,872
03/24/2028	2.500%	3,905,000	3,308,649
08/19/2028	1.985%	4,380,000	3,566,285
01/07/2029	2.717%	320,000	266,344
Athene Holding Ltd.
02/01/2033	6.650%	6,155,000	6,162,100
Brighthouse Financial Global Funding(a)
01/13/2025	1.750%	3,210,000	2,956,294
Brighthouse Financial, Inc.(a)
12/15/2023	1.200%	4,580,000	4,371,980
CNO Global Funding(a)
01/06/2029	2.650%	5,690,000	4,832,631
Corebridge Financial, Inc.(a)
04/05/2032	3.900%	1,461,000	1,288,444
Corebridge Financial, Inc.(a),(k)
12/15/2052	6.875%	3,129,000	2,871,604
CoreBridge Financial, Inc.(a)
04/05/2029	3.850%	2,215,000	2,019,657
Equitable Financial Life Global Funding(a),(d)
12/02/2025	5.500%	4,165,000	4,185,758
Equitable Financial Life Global Funding(a)
03/08/2028	1.800%	1,525,000	1,281,846
F&G Global Funding(a)
07/07/2025	5.150%	4,475,000	4,390,508
09/20/2028	2.000%	3,740,000	3,073,038
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GA Global Funding Trust(a)
12/08/2023	1.250%	2,260,000	2,154,683
01/06/2027	2.250%	5,780,000	5,103,828
Great-West Lifeco US Finance 2020 LP(a)
08/12/2025	0.904%	4,190,000	3,725,810
Hill City Funding Trust(a)
08/15/2041	4.046%	2,750,000	1,932,657
Jackson Financial, Inc.
11/23/2051	4.000%	1,720,000	1,118,964
Jackson National Life Global Funding(a)
01/12/2025	1.750%	5,525,000	5,124,450
Lincoln National Corp.
06/15/2040	7.000%	930,000	976,008
Massachusetts Mutual Life Insurance Co.(a),(d)
Subordinated
12/01/2052	5.672%	262,000	263,940
MassMutual Global Funding II(a),(d)
12/07/2027	5.050%	6,652,000	6,649,073
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	4,965,000	4,732,045
New York Life Global Funding(a)
08/01/2031	1.850%	3,755,000	2,999,851
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,545,000	1,973,297
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,265,000	1,072,081
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	1,695,382
Principal Financial Group, Inc.
05/15/2023	3.125%	667,000	661,643
Protective Life Global Funding(a)
01/13/2025	1.646%	4,430,000	4,107,031
07/06/2027	4.714%	5,445,000	5,320,384
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	1,465,000	1,443,801
05/07/2025	2.750%	4,340,000	4,081,288
RGA Global Funding(a)
01/18/2029	2.700%	4,390,000	3,760,992
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	1,891,402
05/15/2047	4.270%	4,785,000	4,036,076
05/15/2050	3.300%	3,980,000	2,789,354
Total			119,176,880

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Marriott International, Inc.
10/15/2027	5.000%	820,000	814,667
10/15/2032	3.500%	3,400,000	2,863,365
Total			3,678,032
Media and Entertainment 0.4%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	11,148,000	1,734,966
Discovery Communications LLC
05/15/2049	5.300%	1,063,000	835,327
09/15/2055	4.000%	2,636,000	1,685,733
Gray Television, Inc.(a)
05/15/2027	7.000%	1,310,000	1,204,507
Interpublic Group of Companies, Inc. (The)
04/15/2024	4.200%	333,000	326,426
Magallanes, Inc.(a)
03/15/2027	3.755%	2,401,000	2,187,755
03/15/2032	4.279%	1,370,000	1,164,237
03/15/2042	5.050%	6,975,000	5,569,446
03/15/2052	5.141%	17,989,000	13,932,091
Meta Platforms, Inc.(a)
08/15/2027	3.500%	773,000	726,609
08/15/2032	3.850%	2,042,000	1,828,567
08/15/2052	4.450%	1,341,000	1,103,449
08/15/2062	4.650%	2,201,000	1,802,799
Prosus NV(a)
01/19/2052	4.987%	2,505,000	1,754,374
Sinclair Television Group, Inc.(a)
02/15/2027	5.125%	1,440,000	1,206,847
Viacom, Inc.
04/30/2036	6.875%	1,955,000	1,940,143
03/15/2043	4.375%	847,000	596,817
09/01/2043	5.850%	983,000	830,632
04/01/2044	5.250%	2,473,000	1,932,551
ViacomCBS, Inc.
05/19/2050	4.950%	1,838,000	1,371,512
Walt Disney Co. (The)
03/15/2033	6.550%	1,000,000	1,116,706
Total			44,851,494
Metals and Mining 0.3%
Anglo American Capital PLC(a)
03/17/2028	2.250%	530,000	445,855
04/01/2030	5.625%	149,000	148,415
ArcelorMittal SA
11/29/2027	6.550%	6,145,000	6,195,023
First Quantum Minerals Ltd.(a)
04/01/2025	7.500%	2,800,000	2,765,551
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
03/01/2030	4.250%	1,209,000	1,086,416
11/14/2034	5.400%	5,000,000	4,710,139
Glencore Funding LLC(a)
03/12/2024	4.125%	1,375,000	1,352,745
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,181,293
Newmont Corp.
10/01/2030	2.250%	3,215,000	2,604,147
Novelis Corp.(a)
01/30/2030	4.750%	1,245,000	1,123,838
Nucor Corp.
05/23/2027	4.300%	690,000	674,276
05/01/2028	3.950%	1,500,000	1,427,796
POSCO(a)
08/04/2027	4.500%	650,000	610,810
Rain CII Carbon LLC/Corp.(a)
04/01/2025	7.250%	1,805,000	1,620,196
Rio Tinto Finance USA, Ltd.
11/02/2051	2.750%	216,000	147,113
Southern Copper Corp.
04/23/2025	3.875%	600,000	586,220
Steel Dynamics, Inc.
06/15/2025	2.400%	491,000	461,147
10/15/2027	1.650%	747,000	627,377
01/15/2031	3.250%	1,510,000	1,291,906
Teck Resources Ltd.
08/15/2040	6.000%	669,000	637,085
02/01/2043	5.400%	574,000	503,901
Total			30,201,249
Midstream 1.0%
AmeriGas Partners LP/Finance Corp.
05/20/2024	5.625%	2,500,000	2,481,653
08/20/2026	5.875%	2,300,000	2,204,422
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,080,202
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,198,962
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	2,595,000	2,448,728
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	900,000	750,876
Enbridge, Inc.(k)
07/15/2080	5.750%	1,213,000	1,088,110
01/15/2083	7.625%	1,056,000	1,035,646

38	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Operating LP
03/15/2023	4.250%	1,890,000	1,883,912
01/15/2024	5.875%	2,481,000	2,491,005
06/01/2027	5.500%	1,758,000	1,758,106
06/15/2028	4.950%	1,000,000	970,010
04/15/2047	5.300%	1,338,000	1,143,831
05/15/2050	5.000%	4,200,000	3,461,430
Energy Transfer Partners LP
03/15/2035	4.900%	134,000	121,572
06/15/2038	5.800%	646,000	599,317
10/01/2043	5.950%	280,000	260,569
03/15/2045	5.150%	2,220,000	1,899,801
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	2,409,000	2,385,700
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	492,186
02/15/2045	5.100%	1,230,000	1,130,489
05/15/2046	4.900%	1,400,000	1,249,469
Enterprise Products Operating LLC(b)
3-month USD LIBOR + 2.986% 08/16/2077	7.630%	324,000	290,009
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	790,584	668,362
09/30/2040	2.940%	434,939	347,714
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	482,000	474,969
03/15/2032	7.750%	635,000	710,337
09/01/2039	6.500%	1,000,000	1,029,371
Kinder Morgan, Inc.
06/01/2045	5.550%	578,000	540,362
08/01/2052	5.450%	817,000	745,967
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	248,115
MPLX LP
12/01/2024	4.875%	325,000	322,626
06/01/2025	4.875%	200,000	197,477
03/01/2026	1.750%	651,000	583,910
03/15/2028	4.000%	2,434,000	2,280,515
08/15/2030	2.650%	220,000	181,324
03/01/2047	5.200%	1,771,000	1,536,932
12/01/2047	5.200%	520,000	451,382
04/15/2048	4.700%	808,000	653,733
02/15/2049	5.500%	921,000	831,924
03/14/2052	4.950%	1,655,000	1,380,795
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	391,687
Northern Natural Gas Co.(a)
10/16/2051	3.400%	496,000	341,528
ONEOK Partners LP
02/01/2041	6.125%	274,000	262,415
09/15/2043	6.200%	721,000	678,379
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ONEOK, Inc.
01/15/2026	5.850%	504,000	511,832
03/15/2030	3.100%	292,000	247,295
11/15/2032	6.100%	659,000	673,680
07/13/2047	4.950%	2,050,000	1,701,624
03/15/2050	4.500%	6,830,000	5,215,910
01/15/2051	7.150%	1,035,000	1,070,330
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,807,000	1,779,736
12/15/2029	3.550%	1,197,000	1,045,916
09/15/2030	3.800%	1,148,000	1,009,761
06/01/2042	5.150%	2,185,000	1,810,173
02/15/2045	4.900%	1,054,000	842,855
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,435,000	2,196,234
05/15/2030	4.800%	1,500,000	1,282,515
Ruby Pipeline LLC(a),(m)
04/01/2022	7.750%	1,727,273	1,477,315
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,472,000	2,441,392
03/15/2028	4.200%	177,000	167,667
05/15/2030	4.500%	2,385,000	2,255,517
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,056,236
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	1,239,000	1,066,666
05/15/2045	5.350%	25,000	21,745
10/01/2047	5.400%	4,041,000	3,494,147
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	1,875,000	1,898,976
01/15/2028	5.500%	142,000	128,932
Targa Resources Corp.
07/01/2052	6.250%	383,000	370,618
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	837,000	800,358
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	242,000	212,717
03/15/2048	4.600%	4,875,000	4,177,783
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,500,000	1,301,251
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	654,199
Western Gas Partners LP
03/01/2048	5.300%	2,430,000	2,021,172
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,026,096
09/15/2025	4.000%	2,327,000	2,268,596
Williams Cos, Inc. (The)
08/15/2052	5.300%	2,550,000	2,341,721

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,757,895
03/04/2044	5.400%	341,000	315,239
Total			103,929,928
Natural Gas 0.3%
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,330,626
KeySpan Corp.
11/15/2030	8.000%	670,000	724,011
NiSource, Inc.
02/15/2031	1.700%	605,000	466,212
06/15/2041	5.950%	394,000	400,824
ONE Gas, Inc.
03/11/2024	1.100%	810,000	769,741
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	453,000	313,184
Sempra Energy
04/01/2029	3.700%	1,875,000	1,716,462
02/01/2038	3.800%	933,000	761,999
02/01/2048	4.000%	1,148,000	891,472
Sempra Energy(k)
12/31/2049	4.875%	764,000	708,569
04/01/2052	4.125%	5,768,000	4,471,555
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%	1,807,000	1,417,109
Southern California Gas Co.
11/15/2052	6.350%	4,240,000	4,776,881
Southern Co. Gas Capital Corp.
09/15/2032	5.150%	5,715,000	5,675,505
03/15/2041	5.875%	1,940,000	1,956,830
05/30/2047	4.400%	443,000	360,239
Southwest Gas Corp.
03/15/2032	4.050%	302,000	264,771
08/15/2051	3.180%	2,930,000	1,780,184
Washington Gas Light Co.
09/15/2049	3.650%	587,000	440,766
Total			29,226,940
Office REIT 0.2%
Boston Properties LP
12/01/2027	6.750%	4,465,000	4,670,579
Hudson Pacific Properties LP
11/01/2027	3.950%	2,725,000	2,335,361
02/15/2028	5.950%	6,710,000	6,397,115
01/15/2030	3.250%	345,000	270,184
Kilroy Realty LP
11/15/2033	2.650%	1,875,000	1,335,438
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office Properties Income Trust
02/01/2025	4.500%	1,270,000	1,135,823
02/01/2027	2.400%	1,455,000	1,034,758
10/15/2031	3.450%	3,195,000	2,109,025
Piedmont Operating Partnership LP
08/15/2030	3.150%	1,675,000	1,300,909
04/01/2032	2.750%	2,339,000	1,666,349
Total			22,255,541
Oil Field Services 0.1%
Baker Hughes Holdings LLC/Co-Obligor, Inc.
12/15/2026	2.061%	523,000	471,365
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	608,000	598,774
05/17/2028	3.900%	2,053,000	1,939,309
Transocean Phoenix 2 Ltd.(a)
10/15/2024	7.750%	800,000	794,939
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	975,625	948,642
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	1,757,700	1,717,021
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	900,000	866,442
Total			7,336,492
Other Financial Institutions 0.2%
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	1,998,252
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	2,175,000	2,112,864
Greystone Commercial Capital Trust(a),(b),(j)
1-month USD LIBOR + 2.270% 05/31/2025	6.157%	9,200,000	8,832,000
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%	500,000	453,020
02/01/2031	4.375%	750,000	615,816
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,229,067
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,150,000	974,404
Nationstar Mortgage Holdings, Inc.(a)
12/15/2030	5.125%	700,000	553,491
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,504,933
09/13/2032	5.200%	2,815,000	2,753,712
Total			23,027,559

40	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.2%
AECOM
03/15/2027	5.125%	710,000	690,656
CK Hutchison International 21 Ltd.(a)
04/15/2031	2.500%	1,675,000	1,394,934
Gohl Capital Ltd.(a)
01/24/2027	4.250%	1,050,000	936,765
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	1,593,466
07/01/2116	3.885%	1,850,000	1,385,113
Northwestern University
12/01/2057	3.662%	1,350,000	1,021,379
PowerTeam Services LLC(a)
12/04/2025	9.033%	594,000	491,049
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,350,403
07/15/2056	3.300%	2,230,000	1,669,523
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,401,050
University of Southern California
10/01/2039	3.028%	4,525,000	3,614,290
Total			16,548,628
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%	3,115,000	2,518,753
CubeSmart LP
12/15/2028	2.250%	2,804,000	2,321,413
Digital Realty Trust LP
01/15/2028	5.550%	8,180,000	8,204,723
Extra Space Storage LP
04/01/2029	3.900%	1,375,000	1,241,212
03/15/2032	2.350%	3,369,000	2,582,034
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,004,849
02/01/2026	4.500%	520,000	501,514
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	2,340,000	1,928,121
Life Storage LP
10/15/2030	2.200%	936,000	730,924
10/15/2031	2.400%	245,000	189,493
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	2,150,000	2,164,464
Prologis LP
01/15/2032	2.250%	588,000	473,543
Public Storage
11/09/2028	1.950%	472,000	406,240
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sun Communities Operating LP
04/15/2032	4.200%	1,106,000	956,943
WP Carey, Inc.
04/01/2033	2.250%	4,080,000	3,043,930
Total			28,268,156
Packaging 0.2%
Amcor Flexibles North America, Inc.
05/17/2025	4.000%	2,085,000	2,025,181
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%	3,000,000	2,262,080
Ball Corp.
03/15/2026	4.875%	600,000	582,134
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,680,000	1,610,866
Berry Global, Inc.
02/15/2024	0.950%	805,000	763,087
01/15/2026	1.570%	3,405,000	3,040,386
01/15/2027	1.650%	1,163,000	983,402
Pactiv Evergreen Group Issuer LLC/Inc.(a)
10/15/2028	4.375%	1,475,000	1,281,975
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,000,000	879,575
Sealed Air Corp.(a)
10/15/2026	1.573%	857,000	739,050
Silgan Holdings, Inc.
02/01/2028	4.125%	1,320,000	1,239,265
Trivium Packaging Finance BV(a)
08/15/2027	8.500%	280,000	263,481
Total			15,670,482
Paper 0.0%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,180,000	1,051,398
Celulosa Arauco y Constitucion SA
11/02/2027	3.875%	700,000	644,271
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	455,420
Inversiones CMPC SA(a)
04/04/2027	4.375%	600,000	579,219
Suzano Austria GmbH
01/15/2029	6.000%	275,000	273,504
01/15/2030	5.000%	825,000	772,900
01/15/2031	3.750%	1,000,000	839,234
Total			4,615,946

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.9%
AbbVie, Inc.
11/21/2026	2.950%	838,000	784,559
03/15/2035	4.550%	4,650,000	4,424,148
05/14/2035	4.500%	4,972,000	4,711,051
05/14/2036	4.300%	1,926,000	1,784,915
11/21/2039	4.050%	7,095,000	6,198,776
10/01/2042	4.625%	1,000,000	908,707
11/06/2042	4.400%	1,143,000	1,023,049
05/14/2045	4.700%	2,329,000	2,141,246
05/14/2046	4.450%	511,000	450,404
11/21/2049	4.250%	3,555,000	3,054,003
Amgen, Inc.
01/15/2052	3.000%	4,360,000	2,900,503
Bausch Health Companies, Inc.(a)
01/30/2028	5.000%	1,100,000	454,047
02/15/2029	5.000%	100,000	42,218
02/15/2029	6.250%	3,475,000	1,469,131
05/30/2029	7.250%	2,000,000	845,601
01/30/2030	5.250%	1,200,000	505,457
02/15/2031	5.250%	1,200,000	512,808
Bayer US Finance II LLC(a)
07/15/2024	3.375%	3,555,000	3,441,837
12/15/2025	4.250%	1,445,000	1,401,360
12/15/2028	4.375%	5,945,000	5,659,906
07/15/2034	4.200%	844,000	742,723
06/25/2038	4.625%	1,000,000	872,352
07/15/2044	4.400%	2,799,000	2,222,351
06/25/2048	4.875%	3,505,000	3,055,843
Bayer US Finance LLC(a)
10/08/2024	3.375%	520,000	503,037
Bristol Myers Squibb Co.
06/15/2039	4.125%	1,346,000	1,225,567
03/15/2052	3.700%	2,420,000	1,968,925
Bristol-Myers Squibb Co.
08/15/2025	3.875%	74,000	72,153
05/15/2044	4.625%	555,000	525,187
11/15/2047	4.350%	2,060,000	1,867,593
CSL Finance PLC(a)
04/27/2029	4.050%	926,000	882,246
04/27/2032	4.250%	657,000	625,014
04/27/2042	4.625%	540,000	489,761
04/27/2052	4.750%	945,000	860,658
04/27/2062	4.950%	402,000	366,477
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,000,000	836,526
Jazz Securities DAC(a)
01/15/2029	4.375%	963,000	866,152
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Johnson & Johnson
12/05/2033	4.375%	1,975,000	1,980,020
03/03/2037	3.625%	2,280,000	2,060,527
01/15/2038	3.400%	2,790,000	2,417,440
03/01/2046	3.700%	409,000	352,637
Merck & Co., Inc.
12/10/2051	2.750%	538,000	373,893
12/10/2061	2.900%	538,000	359,305
Mylan NV
06/15/2046	5.250%	1,122,000	873,379
Mylan, Inc.(a)
01/15/2023	3.125%	2,480,000	2,470,731
Mylan, Inc.
04/15/2048	5.200%	4,263,000	3,305,373
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,350,000	1,214,823
Roche Holdings, Inc.(a)
12/13/2051	2.607%	840,000	563,840
Royalty Pharma PLC
09/02/2025	1.200%	385,000	345,280
09/02/2027	1.750%	489,000	416,186
09/02/2030	2.200%	3,075,000	2,437,629
09/02/2050	3.550%	1,642,000	1,098,744
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	1,050,000	1,030,706
Viatris, Inc.
06/22/2030	2.700%	1,117,000	889,807
06/22/2040	3.850%	6,447,000	4,457,680
06/22/2050	4.000%	2,401,000	1,567,508
Total			88,911,799
Property & Casualty 0.7%
Alleghany Corp.
05/15/2030	3.625%	1,034,000	962,102
09/15/2044	4.900%	38,000	34,307
08/15/2051	3.250%	126,000	90,504
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	300,000	276,568
American International Group, Inc.
04/01/2026	3.900%	165,000	160,411
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	3,692,032
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	842,292
Arthur J. Gallagher & Co.
03/09/2052	3.050%	6,725,000	4,340,792
Assurant, Inc.
09/27/2023	4.200%	1,770,000	1,750,478
02/22/2030	3.700%	1,174,000	1,006,500

42	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	1,598,000	1,305,833
Berkshire Hathaway, Inc.
03/15/2026	3.125%	4,674,000	4,515,990
Chubb INA Holdings, Inc.
09/15/2030	1.375%	3,085,000	2,431,656
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,555,117
Everest Reinsurance Holdings, Inc.
10/15/2052	3.125%	5,665,000	3,625,737
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,107,765
Fairfax Financial Holdings Ltd.(a)
08/16/2032	5.625%	1,595,000	1,502,513
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	826,025
07/15/2048	7.200%	1,290,000	1,394,603
Farmers Exchange Capital II(a),(k)
Subordinated
11/01/2053	6.151%	2,700,000	2,584,761
Farmers Insurance Exchange(a)
05/01/2024	8.625%	1,165,000	1,202,524
Hartford Financial Services Group Inc. (The)(a),(b)
3-month USD LIBOR + 2.125% 02/12/2047	6.731%	2,265,000	1,879,453
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	283,000	285,689
Intact Financial Corp.(a)
09/22/2032	5.459%	2,272,000	2,268,933
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	275,000	272,455
10/15/2050	3.951%	2,080,000	1,458,368
06/15/2052	5.500%	696,000	625,815
Markel Corp.
05/20/2049	5.000%	5,095,000	4,480,915
Marsh & McLennan Companies, Inc.
11/01/2052	6.250%	1,137,000	1,269,886
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	5.583%	5,725,000	5,708,934
Old Republic International Corp.
06/11/2051	3.850%	1,084,000	761,482
PartnerRe Finance B LLC(k)
10/01/2050	4.500%	2,400,000	1,993,208
Trustage Financial Group, Inc.(a)
04/15/2032	4.625%	2,135,000	1,876,235
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Willis North America, Inc.
09/15/2029	2.950%	2,000,000	1,696,372
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,164,981
XLIT Ltd.
03/31/2045	5.500%	619,000	587,744
Total			67,538,980
Railroads 0.1%
Burlington Northern Santa Fe LLC
03/15/2043	4.450%	304,000	279,453
09/01/2043	5.150%	953,000	957,190
08/01/2046	3.900%	711,000	594,256
01/15/2053	4.450%	2,519,000	2,306,144
CSX Corp.
05/30/2042	4.750%	482,000	449,267
11/15/2052	4.500%	1,117,000	999,788
08/01/2054	4.500%	231,000	201,495
11/01/2066	4.250%	2,355,000	1,880,127
Kansas City Southern
05/01/2050	3.500%	3,280,000	2,389,267
Norfolk Southern Corp.
05/15/2121	4.100%	372,000	265,561
Union Pacific Corp.
02/14/2042	3.375%	1,500,000	1,221,158
09/09/2052	4.950%	824,000	808,496
02/14/2053	3.500%	1,760,000	1,368,847
01/20/2063	5.150%	635,000	625,263
Total			14,346,312
Refining 0.1%
Marathon Petroleum Corp.
12/15/2026	5.125%	578,000	579,071
09/15/2044	4.750%	487,000	417,059
09/15/2054	5.000%	266,000	229,041
Phillips 66
02/15/2024	0.900%	333,000	317,219
Phillips 66 Co.(a)
02/15/2045	4.680%	1,300,000	1,155,211
Valero Energy Corp.
12/01/2031	2.800%	3,235,000	2,682,187
Total			5,379,788
Restaurants 0.0%
Brinker International, Inc.(a)
10/01/2024	5.000%	1,850,000	1,785,847
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,500,000	1,324,050
01/15/2030	6.750%	300,000	252,449

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
McDonald’s Corp.
09/01/2049	3.625%	910,000	707,390
Total			4,069,736
Retail REIT 0.1%
Brixmor Operating Partnership LP
08/16/2031	2.500%	915,000	697,157
Kimco Realty Corp.
02/01/2033	4.600%	3,780,000	3,539,113
Kite Realty Group LP
10/01/2026	4.000%	320,000	295,656
Realty Income Corp.
06/01/2026	4.875%	664,000	667,358
08/15/2027	3.950%	193,000	185,134
Simon Property Group LP
02/01/2028	1.750%	348,000	297,228
09/13/2029	2.450%	375,000	315,177
Total			5,996,823
Retailers 0.5%
Alimentation Couche-Tard, Inc.(a)
07/26/2027	3.550%	2,000,000	1,845,825
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,616,790
05/12/2031	2.100%	1,485,000	1,240,058
04/13/2032	3.600%	1,046,000	975,295
05/12/2041	2.875%	1,777,000	1,360,007
04/13/2052	3.950%	487,000	416,224
04/13/2062	4.100%	799,000	677,786
Amazon.com, Inc.(d)
12/01/2027	4.550%	1,107,000	1,113,860
12/01/2029	4.650%	7,385,000	7,418,929
12/01/2032	4.700%	1,476,000	1,487,558
Asbury Automotive Group, Inc.
03/01/2030	4.750%	1,375,000	1,182,863
AutoNation, Inc.
11/15/2024	3.500%	2,185,000	2,091,537
10/01/2025	4.500%	2,465,000	2,402,207
AutoZone, Inc.
04/21/2026	3.125%	415,000	394,533
01/15/2031	1.650%	1,175,000	913,170
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,690,000	1,824,208
Gap Inc. (The)(a)
10/01/2029	3.625%	1,550,000	1,189,840
Gap, Inc. (The)(a)
10/01/2031	3.875%	1,750,000	1,321,063
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Depot, Inc. (The)
09/15/2032	4.500%	1,149,000	1,140,459
04/15/2052	3.625%	386,000	306,717
09/15/2052	4.950%	1,542,000	1,514,673
Kontoor Brands, Inc.(a)
11/15/2029	4.125%	475,000	392,772
L Brands, Inc.
07/01/2036	6.750%	1,495,000	1,312,792
Lowe’s Companies, Inc.
04/15/2033	5.000%	775,000	771,128
04/01/2052	4.250%	944,000	775,217
04/01/2062	4.450%	539,000	435,857
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	1,400,000	827,627
Rent-A-Center, Inc.(a)
02/15/2029	6.375%	300,000	247,412
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	2,000,000	1,915,077
Sonic Automotive Inc.(a)
11/15/2031	4.875%	1,620,000	1,299,136
Tapestry, Inc.
03/15/2032	3.050%	1,120,000	867,129
Target Corp.
09/15/2032	4.500%	1,238,000	1,212,896
01/15/2052	2.950%	526,000	371,339
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,023,951
Walgreens Boots Alliance Inc.
11/17/2023	0.950%	5,730,000	5,503,035
Walmart, Inc.
09/09/2052	4.500%	818,000	799,303
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	1,530,000	1,156,160
Total			55,344,433
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	1,910,203
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	1,520,000	1,267,151
C&S Group Enterprises LLC(a)
12/15/2028	5.000%	2,700,000	2,009,565
InRetail Consumer(a)
03/22/2028	3.250%	350,000	297,901
Total			5,484,820

44	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supranational 0.1%
Corporación Andina de Fomento
01/06/2023	2.750%	3,000,000	2,994,005
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	2,653,617
07/15/2027	6.750%	4,000,000	4,374,469
International Bank for Reconstruction & Development(g)
09/17/2030	0.000%	1,550,000	1,126,859
Total			11,148,950
Technology 1.8%
Advanced Micro Devices, Inc.
06/01/2032	3.924%	2,155,000	2,034,008
06/01/2052	4.393%	2,361,000	2,113,786
Apple, Inc.
08/08/2032	3.350%	612,000	564,291
05/11/2050	2.650%	5,095,000	3,520,052
02/08/2051	2.650%	2,647,000	1,816,645
08/08/2052	3.950%	2,690,000	2,343,173
08/05/2061	2.850%	560,000	381,763
08/08/2062	4.100%	537,000	465,181
Avnet, Inc.
06/01/2032	5.500%	2,876,000	2,684,975
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	1,500,000	1,348,678
Boxer Parent Co., Inc.(a)
03/01/2026	9.125%	2,500,000	2,390,431
Broadcom, Inc.
10/15/2024	3.625%	320,000	312,596
Broadcom, Inc.(a)
04/15/2029	4.000%	2,765,000	2,527,820
04/15/2034	3.469%	1,400,000	1,113,675
11/15/2035	3.137%	5,511,000	4,090,503
11/15/2036	3.187%	6,720,000	4,916,010
05/15/2037	4.926%	1,147,000	1,006,727
CDW LLC/Finance Corp.
05/01/2025	4.125%	2,500,000	2,400,244
12/01/2028	3.276%	5,270,000	4,434,833
CommScope Technologies LLC(a)
03/15/2027	5.000%	455,000	347,739
CommScope, Inc.(a)
09/01/2029	4.750%	1,500,000	1,263,168
Corning, Inc.
11/15/2079	5.450%	438,000	392,546
Dell International LLC/EMC Corp.
06/15/2026	6.020%	870,000	888,701
DXC Technology Co.
09/15/2028	2.375%	5,845,000	5,015,589
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fidelity National Information Services, Inc.
03/01/2041	3.100%	2,890,000	2,029,693
07/15/2052	5.625%	2,635,000	2,480,349
Fiserv, Inc.
07/01/2024	2.750%	699,000	673,715
Flex Ltd.(d)
01/15/2028	6.000%	2,560,000	2,536,269
Flex Ltd.
06/15/2029	4.875%	1,205,000	1,123,031
Global Payments, Inc.
11/15/2024	1.500%	3,215,000	2,978,852
02/15/2025	2.650%	1,938,000	1,821,450
03/01/2026	1.200%	1,217,000	1,061,889
08/15/2052	5.950%	3,440,000	3,148,676
HP, Inc.
01/15/2028	4.750%	745,000	726,076
04/15/2029	4.000%	291,000	266,480
06/17/2031	2.650%	2,225,000	1,750,944
Infor, Inc.(a)
07/15/2023	1.450%	2,020,000	1,967,116
Intel Corp.
08/05/2027	3.750%	749,000	724,135
08/12/2041	2.800%	1,687,000	1,203,961
11/15/2049	3.250%	1,758,000	1,234,426
08/12/2051	3.050%	1,685,000	1,135,630
02/15/2060	3.100%	527,000	340,653
08/12/2061	3.200%	671,000	437,979
08/05/2062	5.050%	626,000	572,715
International Business Machines Corp.
07/27/2027	4.150%	1,118,000	1,097,296
05/15/2029	3.500%	928,000	864,229
07/27/2032	4.400%	1,118,000	1,078,434
07/27/2052	4.900%	1,107,000	1,030,891
KLA Corp.
07/15/2052	4.950%	1,768,000	1,711,345
07/15/2062	5.250%	895,000	902,578
Kyndryl Holdings, Inc.
10/15/2026	2.050%	720,000	586,052
10/15/2028	2.700%	1,623,000	1,220,034
10/15/2031	3.150%	584,000	387,150
Leidos, Inc.
02/15/2031	2.300%	845,000	653,834
Lenovo Group Ltd.(a)
07/27/2032	6.536%	1,355,000	1,308,408
Marvell Technology, Inc.
06/22/2023	4.200%	3,740,000	3,708,145
Microchip Technology, Inc.
09/01/2023	2.670%	6,239,000	6,105,221
02/15/2024	0.972%	345,000	326,728

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Micron Technology, Inc.
11/01/2029	6.750%	5,395,000	5,617,653
Microsoft Corp.
03/17/2052	2.921%	2,813,000	2,088,435
03/17/2062	3.041%	4,290,000	3,121,791
NCR Corp.(a)
04/15/2029	5.125%	1,650,000	1,419,601
NetApp, Inc.
06/22/2025	1.875%	1,845,000	1,700,721
NXP BV/Funding LLC
03/01/2026	5.350%	1,056,000	1,052,887
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	342,000	297,338
11/30/2051	3.250%	600,000	385,557
Open Text Corp.(a),(d)
12/01/2027	6.900%	2,950,000	2,970,796
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	1,475,000	1,162,211
Oracle Corp.
11/15/2027	3.250%	2,409,000	2,219,635
03/25/2028	2.300%	903,000	783,460
03/25/2031	2.875%	1,620,000	1,356,685
11/09/2032	6.250%	3,937,000	4,156,602
11/15/2037	3.800%	3,892,000	3,086,170
03/25/2041	3.650%	2,929,000	2,175,105
11/15/2047	4.000%	938,000	698,277
04/01/2050	3.600%	4,363,000	3,039,721
03/25/2051	3.950%	3,048,000	2,240,656
11/09/2052	6.900%	677,000	749,687
PayPal Holdings, Inc.
10/01/2026	2.650%	964,000	896,939
10/01/2029	2.850%	204,000	178,626
06/01/2030	2.300%	506,000	420,036
06/01/2032	4.400%	1,591,000	1,515,909
06/01/2062	5.250%	4,196,000	3,904,482
Qorvo, Inc.(a)
12/15/2024	1.750%	1,200,000	1,101,113
QUALCOMM, Inc.
05/20/2033	5.400%	5,319,000	5,558,624
05/20/2052	4.500%	2,560,000	2,287,573
05/20/2053	6.000%	2,349,000	2,564,794
Renesas Electronics Corp.(a)
11/25/2026	2.170%	545,000	469,752
S&P Global, Inc.(a)
08/01/2028	4.750%	1,875,000	1,866,251
03/01/2029	2.700%	1,348,000	1,200,237
03/01/2032	2.900%	1,549,000	1,336,545
03/01/2052	3.700%	2,919,000	2,348,301
S&P Global, Inc.
08/15/2030	1.250%	592,000	461,146
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Salesforce.com, Inc.
07/15/2041	2.700%	936,000	692,764
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,263,813
07/15/2031	3.375%	1,015,000	784,449
Sensata Technologies, Inc.(a)
02/15/2031	3.750%	1,435,000	1,193,216
TD SYNNEX Corp.
08/09/2026	1.750%	314,000	268,203
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,550,000	1,538,977
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	2,760,000	1,926,689
Texas Instruments, Inc.
08/16/2032	3.650%	696,000	652,411
08/16/2052	4.100%	916,000	821,799
Visa, Inc.
12/14/2035	4.150%	1,030,000	992,412
12/14/2045	4.300%	260,000	243,391
VMware, Inc.
08/15/2026	1.400%	1,441,000	1,267,985
Western Digital Corp.
02/01/2032	3.100%	490,000	364,170
Western Union Co. (The)
06/09/2023	4.250%	3,050,000	3,028,646
03/15/2026	1.350%	140,000	122,100
Total			180,161,859
Tobacco 0.5%
Altria Group, Inc.
02/14/2029	4.800%	89,000	85,598
05/06/2030	3.400%	1,280,000	1,103,719
02/04/2032	2.450%	1,079,000	819,863
02/14/2039	5.800%	299,000	278,108
02/04/2041	3.400%	3,910,000	2,652,377
02/14/2049	5.950%	249,000	221,818
02/04/2051	3.700%	1,852,000	1,204,450
BAT Capital Corp.
08/15/2027	3.557%	1,548,000	1,412,214
03/25/2028	2.259%	3,280,000	2,751,403
03/25/2031	2.726%	2,253,000	1,779,397
08/15/2037	4.390%	1,409,000	1,112,750
09/25/2040	3.734%	562,000	395,900
08/15/2047	4.540%	5,800,000	4,208,863
03/16/2052	5.650%	2,800,000	2,357,197
BAT International Finance PLC
03/16/2028	4.448%	8,000,000	7,455,677

46	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	2,000,000	1,917,661
07/21/2025	4.250%	2,000,000	1,909,400
07/27/2027	6.125%	1,415,000	1,416,134
Philip Morris International, Inc.
11/17/2029	5.625%	2,835,000	2,882,525
11/17/2032	5.750%	1,461,000	1,504,819
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,303,472
08/15/2035	5.700%	1,045,000	964,729
08/04/2041	7.000%	1,127,000	1,095,561
09/15/2043	6.150%	501,000	449,518
08/15/2045	5.850%	4,327,000	3,776,017
Vector Group Ltd.(a)
02/01/2029	5.750%	3,250,000	2,824,394
Total			47,883,564
Transportation Services 0.2%
Element Fleet Management Corp.(a)
06/15/2025	3.850%	2,795,000	2,662,216
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,394,498
12/01/2026	3.300%	3,435,000	3,189,432
03/15/2042	5.625%	1,689,000	1,607,448
11/01/2046	4.200%	1,041,000	803,076
FedEx Corp.
02/01/2035	3.900%	311,000	265,585
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	658,181	535,992
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	842,000	741,736
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%	1,236,000	1,080,919
Penske Truck Leasing Co., LP/Finance Corp.(a)
08/01/2023	4.125%	5,245,000	5,186,155
07/15/2025	4.000%	905,000	868,674
Ryder System, Inc.
06/01/2025	4.625%	2,395,000	2,354,608
Triton Container International Ltd.(a)
04/15/2026	2.050%	617,000	535,578
06/15/2031	3.150%	558,000	440,507
TTX Co.(a)
01/15/2025	3.600%	1,620,000	1,566,930
12/01/2052	5.650%	909,000	939,407
Total			25,172,761
Treasury 0.1%
Colombia Government International Bond(d)
04/20/2033	8.000%	200,000	200,642
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Romanian Government International Bond(a)
05/25/2034	6.000%	5,488,000	5,204,398
Total			5,405,040
Wireless 0.7%
American Tower Corp.
02/15/2024	5.000%	665,000	664,228
03/15/2027	3.650%	684,000	640,908
Crown Castle International Corp.
07/15/2026	1.050%	401,000	347,702
03/15/2027	2.900%	684,000	625,521
04/01/2041	2.900%	1,652,000	1,166,429
Digicel Group 0.5 Ltd.(a),(l)
04/01/2025	8.000%	103,826	32,126
Digicel Holdings Bermuda Ltd./International Finance Ltd.(a)
05/25/2024	8.750%	700,000	610,212
Digicel International Finance Ltd./Holdings(a),(l)
12/31/2025	13.000%	831,537	528,026
Digicel International Finance Ltd./Holdings(a)
Subordinated
12/31/2026	8.000%	500,000	252,550
Digicel International Finance Ltd./Holdings Bermuda Ltd.(a)
05/25/2024	8.750%	2,425,000	2,125,993
Digicel Ltd.(a)
03/01/2023	6.750%	1,300,000	494,903
Millicom International Cellular SA(a)
04/27/2031	4.500%	500,000	411,250
Rogers Communications, Inc.(a)
03/15/2032	3.800%	446,000	394,872
03/15/2052	4.550%	388,000	315,731
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,478,000
Sprint Capital Corp.
03/15/2032	8.750%	275,000	328,801
Sprint Corp.
09/15/2023	7.875%	3,216,000	3,275,841
06/15/2024	7.125%	5,225,000	5,333,881
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	5,609,375	5,527,888
03/20/2028	5.152%	8,275,000	8,144,719
T-Mobile US, Inc.
02/15/2026	2.250%	137,000	125,634
04/15/2027	3.750%	4,007,000	3,796,737
02/01/2028	4.750%	961,000	934,965
02/15/2028	2.050%	1,548,000	1,337,212
02/15/2029	2.625%	597,000	508,279
04/15/2029	3.375%	3,200,000	2,829,591
04/15/2030	3.875%	7,131,000	6,548,016
02/15/2031	2.550%	2,165,000	1,790,898
04/15/2031	3.500%	1,692,000	1,470,697

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2031	2.250%	4,015,000	3,198,017
04/15/2040	4.375%	4,308,000	3,741,460
02/15/2041	3.000%	4,844,000	3,502,273
04/15/2050	4.500%	1,352,000	1,141,987
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	2,895,000	2,372,230
Vodafone Group PLC
02/19/2043	4.375%	1,182,000	988,797
05/30/2048	5.250%	3,255,000	2,937,395
06/19/2049	4.875%	3,150,000	2,704,546
06/19/2059	5.125%	494,000	432,435
Total			74,060,750
Wirelines 0.6%
AT&T, Inc.
12/01/2033	2.550%	4,331,000	3,406,742
05/15/2035	4.500%	1,001,000	918,771
03/01/2037	5.250%	2,205,000	2,160,725
03/01/2039	4.850%	1,086,000	997,040
06/01/2041	3.500%	659,000	504,943
05/15/2046	4.750%	2,220,000	1,939,112
09/15/2053	3.500%	8,582,000	6,059,828
09/15/2055	3.550%	4,718,000	3,313,547
12/01/2057	3.800%	7,057,000	5,130,819
09/15/2059	3.650%	5,008,000	3,452,891
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	343,357
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,500,000	1,074,871
Frontier Communications Corp.(a)
05/01/2028	5.000%	269,000	239,397
GCI LLC(a)
10/15/2028	4.750%	1,175,000	1,005,922
Iliad Holding SAS(a)
10/15/2026	6.500%	550,000	524,264
10/15/2028	7.000%	500,000	472,069
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	1,925,000	1,643,858
11/15/2029	3.875%	7,240,000	5,633,284
Qwest Corp.
09/15/2025	7.250%	3,978,000	3,955,416
Telecom Italia Capital SA
06/04/2038	7.721%	1,550,000	1,304,818
Total Play Telecomunicaciones SA de CV(a)
09/20/2028	6.375%	1,270,000	907,960
Verizon Communications, Inc.
02/15/2025	3.376%	2,527,000	2,468,288
12/03/2029	4.016%	530,000	500,145
03/15/2032	2.355%	4,236,000	3,407,835
08/10/2033	4.500%	1,192,000	1,132,819
11/01/2034	4.400%	3,565,000	3,295,086
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/22/2041	3.400%	2,127,000	1,639,800
11/01/2041	4.750%	1,061,000	971,480
10/30/2056	2.987%	347,000	219,632
03/22/2061	3.700%	1,320,000	951,565
Total			59,576,284
Total Corporate Bonds & Notes (Cost $3,800,576,962)			3,404,470,218

Foreign Government Obligations(n),(o) 1.7%

Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	514,883
01/08/2027	1.625%	1,230,000	1,071,850
Total			1,586,733
Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	450,000	460,590
Bahrain 0.0%
Bahrain Government International Bond(a)
01/26/2026	7.000%	320,000	328,375
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	910,443
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	1,740,000	1,678,111
Brazilian Government International Bond
06/06/2025	2.875%	1,300,000	1,228,722
06/12/2030	3.875%	800,000	703,311
Total			3,610,144
Canada 0.0%
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,548,453
Province of Manitoba
06/22/2026	2.125%	300,000	276,973
Province of Quebec(k)
03/02/2026	7.485%	230,000	249,904
Total			3,075,330
Chile 0.0%
Chile Government International Bond
01/31/2031	2.450%	700,000	594,303
01/27/2032	2.550%	1,298,000	1,094,291
Corporación Nacional del Cobre de Chile(a)
11/04/2044	4.875%	200,000	180,800

48	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	750,000	706,871
11/06/2029	5.250%	450,000	434,940
Total			3,011,205
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	700,000	652,172
03/15/2029	4.500%	250,000	214,969
01/30/2030	3.000%	1,605,000	1,213,472
Ecopetrol SA
09/18/2023	5.875%	1,362,000	1,352,245
04/29/2030	6.875%	2,000,000	1,788,098
Total			5,220,956
Croatia 0.0%
Croatia Government International Bond(a)
01/26/2024	6.000%	500,000	503,756
01/26/2024	6.000%	200,000	201,503
Total			705,259
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	100,000	99,949
01/27/2025	5.500%	100,000	99,949
07/19/2028	6.000%	1,400,000	1,349,191
07/19/2028	6.000%	275,000	265,020
02/22/2029	5.500%	2,655,000	2,454,077
02/22/2029	5.500%	161,000	148,816
01/30/2030	4.500%	628,000	536,457
09/23/2032	4.875%	750,000	626,759
Total			5,580,218
Egypt 0.0%
Egypt Government International Bond(a)
10/06/2025	5.250%	850,000	762,827
03/01/2029	7.600%	300,000	246,927
Total			1,009,754
France 0.0%
Dexia Credit Local SA(a)
09/26/2023	3.250%	1,500,000	1,479,436
Guatemala 0.0%
Guatemala Government Bond(a)
06/01/2030	4.900%	700,000	659,715
10/07/2033	3.700%	453,000	373,328
Total			1,033,043
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	1,400,000	1,059,616
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
India 0.1%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	807,161
02/01/2028	3.875%	1,025,000	956,930
01/13/2031	2.250%	1,030,000	828,469
Indian Railway Finance Corp., Ltd.(a)
01/21/2032	3.570%	1,110,000	965,830
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	557,579
Total			4,115,969
Indonesia 0.2%
Freeport Indonesia PT(a)
04/14/2032	5.315%	1,045,000	964,708
Indonesia Government International Bond
02/14/2030	2.850%	560,000	504,583
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,204,963
07/18/2047	4.750%	1,000,000	909,986
Lembaga Pembiayaan Ekspor Indonesia(a)
04/06/2024	3.875%	1,450,000	1,420,031
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2030	2.800%	1,000,000	882,938
PT Pertamina Persero(a)
08/25/2030	3.100%	1,424,000	1,240,014
02/09/2031	2.300%	1,200,000	976,964
05/20/2043	5.625%	250,000	236,608
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	525,000	524,864
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,735,680
05/21/2028	5.450%	2,000,000	1,977,724
05/21/2028	5.450%	500,000	494,431
01/25/2029	5.375%	200,000	192,394
06/30/2030	3.000%	750,000	611,011
Total			16,876,899
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	2,200,000	2,082,667
Italy 0.1%
Republic of Italy Government International Bond
10/17/2029	2.875%	1,700,000	1,419,127
06/15/2033	5.375%	8,270,000	8,050,452
Total			9,469,579

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Japan 0.0%
Japan Bank for International Cooperation
05/23/2024	2.500%	600,000	580,623
Japan Finance Organization for Municipalities(a)
03/12/2024	3.000%	400,000	390,668
Total			971,291
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2025	4.750%	950,000	919,999
04/19/2027	4.750%	300,000	280,109
04/24/2030	5.375%	962,000	870,215
KazTransGas JSC(a)
09/26/2027	4.375%	200,000	180,066
Total			2,250,389
Malaysia 0.1%
Misc Capital Two Labuan Ltd.(a)
04/06/2027	3.750%	3,700,000	3,396,837
Petronas Capital Ltd.(a)
04/21/2030	3.500%	1,300,000	1,205,391
01/28/2032	2.480%	200,000	167,985
Total			4,770,213
Marshall Islands 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,070,973	1,099,402
Mexico 0.4%
Comision Federal de Electricidad(a)
05/15/2029	4.688%	3,647,000	3,182,502
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,368,183
07/31/2047	5.500%	2,150,000	1,590,633
Mexico Government International Bond
01/11/2028	3.750%	1,270,000	1,211,042
04/22/2029	4.500%	1,500,000	1,462,758
05/24/2031	2.659%	2,368,000	1,974,548
05/19/2033	4.875%	3,845,000	3,633,235
08/14/2041	4.280%	350,000	284,062
05/24/2061	3.771%	550,000	371,993
04/19/2071	3.750%	750,000	501,927
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	33,504
Petroleos Mexicanos
12/20/2022	1.700%	51,250	51,018
08/04/2026	6.875%	2,000,000	1,897,260
03/13/2027	6.500%	13,777,000	12,471,069
02/12/2028	5.350%	276,000	230,453
01/23/2029	6.500%	625,000	526,307
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/28/2031	5.950%	3,025,000	2,274,231
02/16/2032	6.700%	1,848,000	1,430,370
06/15/2035	6.625%	900,000	638,151
01/23/2045	6.375%	940,000	576,635
01/23/2046	5.625%	300,000	174,680
09/21/2047	6.750%	5,817,000	3,677,703
01/23/2050	7.690%	1,503,000	1,033,816
01/28/2060	6.950%	800,000	511,524
Total			41,107,604
Morocco 0.0%
Morocco Government International Bond(a)
12/15/2027	2.375%	1,300,000	1,128,433
12/15/2050	4.000%	350,000	240,665
OCP SA(a)
06/23/2031	3.750%	350,000	287,084
Total			1,656,182
Netherlands 0.0%
Equate Petrochemical BV(a)
04/28/2028	2.625%	700,000	603,990
Petrobras Global Finance BV
05/23/2026	8.750%	400,000	435,597
Total			1,039,587
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	753,368
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	800,000	786,951
10/28/2032	7.375%	1,325,000	1,439,785
Total			2,226,736
Panama 0.0%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	682,236
08/11/2030	2.500%	600,000	467,819
Panama Government International Bond
03/16/2025	3.750%	200,000	195,060
01/23/2030	3.160%	1,575,000	1,373,679
09/29/2032	2.252%	200,000	151,735
01/19/2033	3.298%	650,000	539,962
Total			3,410,491
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	540,000	519,782
01/29/2033	2.739%	1,031,000	819,075
Total			1,338,857

50	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%		600,000	498,447
Peruvian Government International Bond
08/25/2027	4.125%		412,000	402,516
06/20/2030	2.844%		990,000	854,268
01/23/2031	2.783%		620,000	525,210
12/01/2032	1.862%		925,000	696,880
03/14/2037	6.550%		1,785,000	1,920,278
12/01/2060	2.780%		600,000	362,872
Petroleos del Peru SA(a)
06/19/2032	4.750%		2,100,000	1,650,577
Total				6,911,048
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%		600,000	519,974
06/10/2031	1.648%		870,000	694,824
01/15/2032	6.375%		400,000	438,027
10/23/2034	6.375%		275,000	302,766
Total				1,955,591
Poland 0.0%
Republic of Poland Government International Bond
11/16/2032	5.750%		159,000	168,325
Qatar 0.1%
Qatar Energy(a)
07/12/2031	2.250%		500,000	418,204
Qatar Government International Bond(a)
04/23/2028	4.500%		1,106,000	1,113,239
04/16/2030	3.750%		640,000	618,757
04/23/2048	5.103%		1,910,000	1,922,932
Total				4,073,132
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%		2,100,000	1,687,141
12/02/2040	2.625%	EUR	500,000	302,382
Total				1,989,523
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a),(m)
06/23/2027	0.000%		800,000	344,682
Saudi Arabia 0.0%
SA Global Sukuk Ltd.(a)
06/17/2026	1.602%		400,000	359,559
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
03/04/2028	3.625%	400,000	381,857
10/22/2030	3.250%	505,000	461,793
02/02/2061	3.450%	575,000	413,959
Total			1,617,168
Serbia 0.1%
Serbia International Bond(a)
12/01/2030	2.125%	6,640,000	4,911,005
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	200,000	195,665
02/11/2025	7.125%	950,000	896,122
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,275,000	1,165,191
09/30/2029	4.850%	3,475,000	3,168,052
South Africa Government International Bond
01/17/2024	4.665%	1,100,000	1,085,927
Total			6,510,957
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,080,000	1,080,701
Ukraine 0.0%
Ukraine Government International Bond(a)
09/01/2024	7.750%	2,410,000	646,479
02/01/2026	8.994%	1,000,000	237,502
09/01/2027	7.750%	3,050,000	705,201
11/01/2030	9.750%	3,850,000	922,705
Total			2,511,887
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,129,000	1,018,508
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	727,847
DP World Ltd.(a)
07/02/2037	6.850%	300,000	313,646
Total			2,060,001
United States 0.1%
Antares Holdings LP(a)
01/15/2027	2.750%	746,000	601,683
07/15/2027	3.750%	4,605,000	3,769,331
BOC Aviation USA Corp.(a)
04/29/2024	1.625%	2,015,000	1,905,763
Citgo Holding, Inc.(a)
08/01/2024	9.250%	25,000	25,125

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DAE Funding LLC(a)
08/01/2024	1.550%	1,910,000	1,777,823
U.S. Treasury(g)
STRIPS
11/15/2039	0.000%	7,400,000	3,758,969
Total			11,838,694
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	1,115,000	1,114,995
04/20/2055	4.975%	1,000,000	970,246
Total			2,085,241
Virgin Islands 0.0%
1MDB Global Investments Ltd(a)
03/09/2023	4.400%	2,800,000	2,741,678
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	384,345
04/28/2025	3.250%	300,000	288,258
Total			3,414,281
Total Foreign Government Obligations (Cost $203,683,928)			173,712,572

Inflation-Indexed Bonds 0.0%

United States 0.0%
U.S. Treasury Inflation-Indexed Bond
07/15/2032	0.625%	3,711,255	3,492,625
Total Inflation-Indexed Bonds (Cost $3,389,460)			3,492,625

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,478,422
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2052	3.504%	2,840,000	2,238,652
04/01/2122	4.454%	4,020,000	3,298,569
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,345,035
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	551,484
Total			12,912,162
Hospital 0.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,785,000	1,333,271
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,650,000	3,816,521
Total			5,149,792
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,315,971
Unlimited General Obligation Refunding Bonds
Series 2021D
08/01/2030	1.823%	515,000	414,916
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,590,000	2,740,085
Total			6,470,972
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp.(p)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	2,740,000	2,592,891
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,075,681

52	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,045,000	816,784
New York State Dormitory Authority
Refunding Revenue Bonds
Taxable
Series 2020F
02/15/2032	2.957%	1,250,000	1,036,951
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,250,363
Total			6,179,779
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	810,000	736,635
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,200,039
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,778,256
Texas Private Activity Bond Surface Transportation Corp.
Revenue Bonds
Taxable North Tarrant Express Managed Lanes Project
Series 2019
12/31/2049	3.922%	875,000	674,165
Total			4,652,460
Water & Sewer 0.0%
City of San Francisco Public Utilities Commission Water
Refunding Revenue Bonds
Taxable Green Bonds
11/01/2041	2.825%	2,510,000	1,866,262
Total Municipal Bonds (Cost $49,085,365)			40,560,953

Residential Mortgage-Backed Securities - Agency 27.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,127,396	1,118,239
Federal Home Loan Mortgage Corp.
08/01/2024- 02/01/2025	8.000%	3,190	3,211
10/01/2028- 07/01/2032	7.000%	105,943	109,353
03/01/2031- 03/01/2052	3.000%	49,020,140	44,054,413
10/01/2031- 07/01/2037	6.000%	379,446	397,990
04/01/2033- 09/01/2039	5.500%	626,174	650,727
05/01/2033- 03/01/2052	3.500%	57,821,834	54,093,811
10/01/2039- 06/01/2052	5.000%	7,367,366	7,350,733
09/01/2040- 04/01/2049	4.000%	13,703,726	13,297,796
09/01/2040- 06/01/2052	4.500%	8,284,805	8,130,315
06/01/2050- 04/01/2052	2.500%	185,241,861	159,000,301
05/01/2051- 04/01/2052	2.000%	46,657,795	38,504,748
CMO Series 2060 Class Z
05/15/2028	6.500%	57,436	58,948
CMO Series 2310 Class Z
04/15/2031	6.000%	54,237	55,943
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,504,589
CMO Series 2882 Class ZC
11/15/2034	6.000%	2,812,385	2,839,498
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,662,568	2,767,790
CMO Series 3028 Class ZE
09/15/2035	5.500%	146,208	132,465
CMO Series 3032 Class PZ
09/15/2035	5.800%	351,006	376,441
CMO Series 3071 Class ZP
11/15/2035	5.500%	7,676,169	7,973,570
CMO Series 3121 Class EZ
03/15/2036	6.000%	93,952	97,077
CMO Series 3181 Class AZ
07/15/2036	6.500%	35,511	37,450
CMO Series 353 Class 300
12/15/2046	3.000%	6,118,656	5,645,150
CMO Series 3740 Class BA
10/15/2040	4.000%	1,157,577	1,109,100

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	53

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3747 Class HY
10/15/2040	4.500%	2,991,000	2,965,721
CMO Series 3753 Class KZ
11/15/2040	4.500%	5,955,270	5,879,027
CMO Series 3769 Class ZC
12/15/2040	4.500%	2,941,379	2,905,500
CMO Series 3841 Class JZ
04/15/2041	5.000%	243,696	245,765
CMO Series 3888 Class ZG
07/15/2041	4.000%	574,637	545,862
CMO Series 3926 Class NY
09/15/2041	4.000%	478,398	459,044
CMO Series 3928 Class MB
09/15/2041	4.500%	1,052,026	1,025,671
CMO Series 3934 Class CB
10/15/2041	4.000%	2,839,829	2,720,548
CMO Series 3982 Class TZ
01/15/2042	4.000%	1,073,918	1,019,253
CMO Series 4027 Class AB
12/15/2040	4.000%	1,311,704	1,278,412
CMO Series 4057 Class ZB
06/15/2042	3.500%	6,370,805	6,047,110
CMO Series 4057 Class ZL
06/15/2042	3.500%	7,223,721	6,624,892
CMO Series 4077 Class KM
11/15/2041	3.500%	40,719	39,996
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	5,769,685
CMO Series 4182 Class QN
02/15/2033	3.000%	105,753	103,266
CMO Series 4361 Class VB
02/15/2038	3.000%	4,016,394	3,928,665
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	5,552,485
CMO Series 4440 Class ZX
01/15/2045	4.000%	11,972,785	11,174,630
CMO Series 4463 Class ZA
04/15/2045	4.000%	5,017,678	4,812,130
CMO Series 4495 Class PA
09/15/2043	3.500%	145,311	140,680
CMO Series 4682 Class HZ
04/15/2047	3.500%	3,368,708	3,141,424
CMO Series 4771 Class HZ
03/15/2048	3.500%	9,444,660	8,368,446
CMO Series 4774 Class KA
12/15/2045	4.500%	301,895	295,752
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4787 Class PY
05/15/2048	4.000%	1,177,188	1,120,833
CMO Series 4793 Class CD
06/15/2048	3.000%	883,286	804,393
CMO Series 4839 Class A
04/15/2051	4.000%	2,607,053	2,545,649
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,091,316	921,393
Federal Home Loan Mortgage Corp.(b),(e)
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/15/2043	2.227%	14,144,289	1,113,230
CMO Series 2013-4258 Class SJ
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/15/2043	2.777%	3,249,251	485,760
CMO Series 2014-4313 Class MS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	2.277%	4,975,606	390,031
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	2.022%	1,677,741	129,073
CMO Series 3578 Class DI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 04/15/2036	2.777%	2,522,011	177,171
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	2.077%	3,934,974	283,815
CMO Series 3997 Class SK
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/15/2041	2.727%	8,425,177	435,746
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	1.677%	4,756,595	271,628

54	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4281 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2043	2.227%	7,588,790	520,024
CMO Series 4635 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2046	2.227%	12,269,251	795,981
CMO Series 4910 Class SG
1-month LIBID + 6.050% Cap 6.050% 09/25/2049	2.034%	16,768,507	2,133,318
Federal Home Loan Mortgage Corp.(q)
02/01/2051- 04/01/2051	2.500%	23,653,848	20,337,649
02/01/2052	3.000%	13,941,829	12,349,184
06/01/2052	3.500%	6,001,290	5,496,960
Federal Home Loan Mortgage Corp.(b)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% Floor 1.300%, Cap 10.000% 04/15/2023	5.173%	5,399	5,402
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	4.323%	94,088	93,737
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	4.273%	244,605	243,535
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	4.123%	96,234	95,528
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	4.073%	228,165	225,217
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	8.271%	339,265	345,065
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	9.632%	569,632	605,874
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	4.573%	482,627	481,635
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	5.370%	159,905	162,596
CMO Series 3680 Class FA
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 06/15/2040	4.873%	525,555	523,737
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	21,583	20,813
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	4.520%	165,734	163,815
CMO Series 5115 Class FD
30-day Average SOFR + 0.250% Floor 0.250%, Cap 4.000% 08/15/2043	3.468%	7,352,083	6,881,797
Federal Home Loan Mortgage Corp.(e)
CMO Series 303 Class C21
01/15/2043	4.000%	11,264,756	1,983,301
CMO Series 303 Class C30
12/15/2042	4.500%	7,362,373	1,230,253
CMO Series 364 Class C15
12/15/2046	3.500%	4,554,027	838,037
CMO Series 4146 Class IA
12/15/2032	3.500%	5,362,446	607,021
CMO Series 4186 Class IB
03/15/2033	3.000%	5,372,693	528,308
CMO Series 4627 Class PI
05/15/2044	3.500%	1,803,884	95,766
CMO Series 4698 Class BI
07/15/2047	5.000%	12,736,376	2,279,311
CMO Series 5048 Class HI
01/15/2042	4.500%	3,295,212	552,533
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	581,212
Federal Home Loan Mortgage Corp.(c),(e)
CMO Series 351 Class 213
02/15/2046	4.059%	305,330	57,539

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	55

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 364 Class 141
12/15/2046	2.752%	347,610	50,473
CMO Series 364 Class 151
12/15/2046	3.381%	348,830	57,485
CMO Series 364 Class 158
12/15/2046	3.880%	191,968	34,952
CMO Series 364 Class 167
12/15/2046	2.533%	328,091	41,276
CMO Series 364 Class C23
12/15/2046	2.929%	4,361,820	632,700
CMO Series 364 Class C24
12/15/2046	3.453%	2,476,281	421,073
CMO Series 364 Class C25
12/15/2046	4.104%	770,858	149,743
CMO Series 368 Class C15
01/25/2048	3.249%	5,010,868	655,255
CMO Series 3833 Class LI
10/15/2040	0.000%	6,380,698	285,393
CMO Series 5094 Class IO
12/15/2048	1.559%	13,916,452	1,150,079
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(e)
CMO Series K051 Class X1
09/25/2025	0.639%	16,905,812	196,653
CMO Series K058 Class X1
08/25/2026	1.044%	2,360,400	65,590
CMO Series KW02 Class X1
12/25/2026	0.425%	10,610,352	57,449
Federal Home Loan Mortgage Corp. REMICS(b),(e)
CMO Series 204236 Class IS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/15/2043	2.127%	11,818,447	1,073,500
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	994,431	1,000,321
CMO Series 4372 Class Z
08/15/2044	3.000%	2,893,758	2,578,841
CMO Series 4402 Class YB
10/15/2044	3.000%	2,789,562	2,525,556
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,002,489	5,755,737
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,155,830	896,873
CMO Series 4755 Class Z
02/15/2048	3.000%	1,155,823	989,077
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 4257 Class IK
12/15/2042	4.000%	4,109,973	730,315
CMO Series 4999 Class IA
08/25/2050	4.500%	11,259,232	2,282,996
CMO Series 5058 Class NI
06/25/2050	3.000%	16,706,123	3,025,532
CMO Series 5079 Class DI
02/25/2051	6.500%	12,104,320	2,555,394
CMO Series 5088 Class IB
03/25/2051	2.500%	25,783,736	3,595,478
CMO Series 5095 Class AI
04/25/2051	3.500%	24,407,850	4,138,920
CMO Series 5113 Class MI
06/25/2051	3.500%	19,275,625	3,739,911
CMO Series 5115 Class GI
09/25/2050	3.000%	11,574,551	2,168,400
CMO Series 5153 Class JI
10/25/2051	3.500%	9,542,535	1,647,519
CMO Series 5217 Class PI
04/25/2052	3.500%	6,352,563	802,283
Federal Home Loan Mortgage Corp. REMICS(c),(e)
CMO Series 5065 Class EI
11/25/2044	5.427%	1,599,634	361,663
Federal National Mortgage Association
06/01/2024	9.000%	12	12
02/01/2025- 08/01/2027	8.000%	9,693	9,842
03/01/2026- 07/01/2038	7.000%	344,452	362,427
04/01/2027- 06/01/2032	7.500%	25,268	25,965
05/01/2029- 10/01/2040	6.000%	1,213,829	1,266,003
08/01/2029- 06/01/2052	3.000%	67,855,913	61,023,176
01/01/2031- 05/01/2052	2.500%	116,598,829	100,569,737
03/01/2033- 08/01/2052	5.500%	2,432,433	2,478,487
10/01/2033- 02/01/2052	3.500%	60,785,192	56,913,641
07/01/2039- 07/01/2052	5.000%	12,272,086	12,271,941
08/01/2040- 04/01/2052	2.000%	234,782,014	194,894,199
10/01/2040- 06/01/2056	4.500%	23,930,589	23,463,605
02/01/2041- 05/01/2052	4.000%	60,865,511	58,517,129

56	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-22 Class Z
04/25/2033	6.000%	94,009	96,865
CMO Series 2003-33 Class PT
05/25/2033	4.500%	4,579	4,523
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	465,086	470,328
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,528,043	1,468,376
CMO Series 2010-37 Class A1
05/25/2035	5.410%	120,323	119,166
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	3,324,419	3,154,728
CMO Series 2011-53 Class WT
06/25/2041	4.500%	311,955	307,154
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	6,958,524
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	11,180,435	10,581,136
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	8,536,432	8,053,235
CMO Series 2012-94
09/25/2042	3.500%	10,197,637	9,447,479
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,709,249	1,667,038
CMO Series 2013-16 Class GD
03/25/2033	3.000%	1,354,083	1,314,118
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	38,364
CMO Series 2016-9 Class A
09/25/2043	3.000%	9,725	9,658
CMO Series 2018-38 Class PA
06/25/2047	3.500%	532,808	509,669
CMO Series 2018-55 Class PA
01/25/2047	3.500%	1,512,855	1,462,693
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,925,772	2,681,277
CMO Series 2018-94D Class KD
12/25/2048	3.500%	813,113	773,681
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	3,694,684	3,512,343
CMO Series 98-17 Class Z
04/18/2028	6.500%	44,047	44,011
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(q)
11/01/2048	4.000%	4,419,055	4,245,187
07/01/2050- 04/01/2052	2.500%	108,422,996	92,977,065
02/01/2052- 07/01/2052	3.000%	99,951,809	88,519,184
05/01/2052- 06/01/2052	3.500%	19,040,116	17,450,213
Federal National Mortgage Association(q),(r)
03/01/2052	3.000%	23,794,409	21,074,330
Federal National Mortgage Association(b)
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	4.254%	36,568	36,477
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	4.216%	313,755	309,914
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	5.204%	146,613	135,648
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	4.506%	137,417	135,307
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	15.083%	49,159	58,607
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	12.919%	261,759	315,362
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	1.760%	452,249	294,396
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	4.566%	107,045	106,368
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	4.516%	857,541	840,644

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	57

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	1.140%	310,600	209,404
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	1.045%	32,299	21,311
Federal National Mortgage Association(b),(e)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	3.584%	1,142,288	134,488
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	2.574%	828,968	78,420
CMO Series 2009-100 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 12/25/2039	2.184%	2,571,038	275,202
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	2.234%	4,310,876	304,374
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	2.584%	3,586,724	374,090
CMO Series 2010-21 Class SA
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 03/25/2040	2.234%	6,391,501	526,909
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	2.434%	1,560,893	142,334
CMO Series 2011-131 Class ST
-1.0 x 1-month USD LIBOR + 6.540% Cap 6.540% 12/25/2041	2.524%	19,589,377	2,574,526
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	1.914%	5,304,546	385,019
CMO Series 2012-17 Class MS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2027	2.684%	1,732,768	33,833
CMO Series 2013-10 Class SJ
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/25/2043	2.134%	4,375,977	380,334
CMO Series 2013-19 Class KS
-1.0 x 3-month USD LIBOR + 6.200% Cap 6.200% 10/25/2041	2.184%	4,450,158	284,776
CMO Series 2013-34 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2043	2.134%	12,132,115	1,794,352
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	2.684%	3,182,724	498,740
CMO Series 2014-52 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2044	2.084%	5,493,484	598,050
CMO Series 2015-81 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/25/2037	2.684%	3,917,782	321,532
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	2.084%	4,959,702	371,138
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	2.084%	2,277,605	165,979

58	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	2.084%	6,717,613	554,082
CMO Series 2016-60 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	2.084%	21,779,687	1,623,906
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	2.234%	6,342,991	443,239
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	2.084%	9,015,488	613,097
CMO Series 2016-88 Class BS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/25/2046	2.084%	6,531,179	575,228
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	2.634%	4,128,846	309,187
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	2.134%	6,209,777	403,932
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	0.364%	6,434,977	162,869
CMO Series 2018-43 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2038	2.234%	4,759,565	402,796
CMO Series 2018-61 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 08/25/2048	2.184%	3,349,484	280,786
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-35 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2049	2.134%	14,190,774	1,020,246
CMO Series 2019-39 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/25/2049	2.084%	12,012,624	873,987
Federal National Mortgage Association(e)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	4,202,817	492,717
CMO Series 2013-23 Class AI
03/25/2043	5.000%	5,017,676	905,257
CMO Series 2013-35 Class IB
04/25/2033	3.000%	6,567,535	669,052
CMO Series 2013-41 Class HI
02/25/2033	3.000%	7,477,373	539,811
CMO Series 2015-54 Class GI
07/25/2045	5.500%	19,999,541	3,585,212
CMO Series 2020-42 Class AI
06/25/2050	2.500%	19,685,071	2,233,905
CMO Series 2020-72 Class LI
12/25/2040	5.000%	6,000,000	1,229,932
CMO Series 2021-33 Class AI
05/25/2047	2.500%	36,383,552	4,448,435
CMO Series 385 Class 8
12/25/2037	5.500%	2,063,527	430,982
CMO Series 426 Class C58
03/25/2052	3.000%	40,486,551	6,333,748
Federal National Mortgage Association(c),(e)
CMO Series 2021-24 Class IO
03/25/2059	1.163%	8,220,427	585,548
Federal National Mortgage Association REMICS
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,853,261	2,667,848
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	3,799,977	3,482,399
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	13,127,145	11,457,513
CMO Series 2018-11 Class BX
12/25/2047	4.000%	9,650,719	9,179,013
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,930,122	2,712,884

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	59

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(b),(e)
CMO Series 2017-14 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/25/2047	2.034%	9,553,299	1,026,151
CMO Series 3908 Class XS
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/15/2039	2.577%	9,810,700	990,606
Federal National Mortgage Association REMICS(e)
CMO Series 2021-74 Class LI
11/25/2051	3.500%	23,398,520	4,603,050
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	684,429
CMO Series 2022-5 Class LI
02/25/2052	3.000%	31,823,656	4,210,037
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	2,512,207	2,555,589
05/20/2041- 08/20/2048	4.500%	3,789,756	3,767,642
02/15/2042- 10/20/2048	4.000%	5,876,976	5,678,862
03/20/2046- 07/20/2049	3.500%	12,786,959	12,039,375
12/20/2046- 12/20/2051	3.000%	19,998,892	18,191,840
08/20/2051- 04/20/2052	2.500%	32,482,985	28,611,584
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,559,802	1,681,415
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,439,700	1,448,487
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,779,447	1,798,725
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,978,232	1,982,446
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,953,861	1,897,665
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,805,386	1,774,777
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,893,508	3,841,790
CMO Series 2014-3 Class EP
02/16/2043	2.750%	5,757,940	5,329,250
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	794,979
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,279,919	3,836,641
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,621,247	1,519,941
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	3,956,704	3,751,887
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	702,743
Government National Mortgage Association(r)
08/20/2051	3.000%	30,329,043	27,552,539
Government National Mortgage Association(b)
1-year CMT + 1.137% 03/20/2066	4.467%	218,407	218,503
1-year CMT + 0.706% 04/20/2066	4.034%	330,146	329,036
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	5.939%	27,789	27,011
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	16.029%	567,442	704,155
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	3.630%	419,693	416,430
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	3.493%	182,468	180,580
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	4.389%	55,784	55,691
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 10.500% 09/20/2062	3.703%	82,082	81,432
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	3.843%	2,261	2,233
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	3.793%	2,015	1,989

60	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	3.843%	26,379	26,205
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	4.137%	78,393	78,231
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	3.483%	118,114	116,608
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	3.543%	1,882	1,835
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	3.543%	909,096	896,618
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	3.613%	647,626	640,970
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	3.693%	166,399	165,311
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	3.643%	209,565	208,259
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	3.743%	1,085,090	1,078,808
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	3.743%	159,501	158,655
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650%, Cap 15.000% 06/20/2066	3.793%	2,350,079	2,336,103
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	3.443%	2,105,823	2,074,585
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-H01 Class FL
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 12/20/2068	3.593%	456,666	450,540
CMO Series 2019-H10 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 05/20/2069	3.543%	1,832,521	1,800,635
CMO Series 2020-H13 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 08/20/2070	3.543%	2,653,989	2,619,280
CMO Series 2022-H01 Class FE
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 99.000% 01/20/2072	3.786%	11,908,361	11,674,550
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	3.842%	6,842,330	6,763,829
CMO Series 2022-H09 Class GF
30-day Average SOFR + 0.700% Floor 0.700% 04/20/2072	3.774%	3,534,639	3,499,633
CMO Series 2022-H22 Class FE
30-day Average SOFR + 1.040% Floor 1.040%, Cap 7.500% 09/20/2072	4.432%	2,977,564	2,946,965
Government National Mortgage Association(b),(e)
CMO Series 2010-31 Class ES
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 03/20/2040	1.061%	7,268,051	409,122
CMO Series 2011-13 Class S
1-month LIBID + 5.950% Cap 5.950% 01/16/2041	2.063%	4,860,138	342,702
CMO Series 2011-30 Class SB
1-month LIBID + 6.600% Cap 6.600% 02/20/2041	2.661%	2,461,587	232,483
CMO Series 2015-155 Class SA
-1.0 x 1-month USD LIBOR + 5.700% Cap 5.700% 10/20/2045	1.761%	3,067,613	275,604

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	61

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-93 Class CS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2047	2.261%	9,506,522	1,124,343
CMO Series 2019-123 Class SP
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/20/2049	2.161%	12,690,287	889,956
CMO Series 2019-13 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	2.161%	10,036,857	1,030,345
CMO Series 2019-6 Class SJ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	2.161%	7,939,536	594,103
CMO Series 2019-86 Class SG
-1.0 x 1-month USD LIBOR + 5.600% Cap 5.600% 07/20/2049	1.661%	4,411,216	305,090
Government National Mortgage Association(c)
CMO Series 2010-H17 Class XQ
07/20/2060	5.211%	4,126	3,970
CMO Series 2017-H04 Class DA
12/20/2066	4.345%	464	456
Series 2003-72 Class Z
11/16/2045	5.334%	338,282	330,598
Government National Mortgage Association(c),(e)
CMO Series 2014-150 Class IO
07/16/2056	0.380%	11,145,143	189,747
CMO Series 2014-H05 Class AI
02/20/2064	1.281%	4,349,323	182,967
CMO Series 2014-H14 Class BI
06/20/2064	1.552%	4,917,100	204,035
CMO Series 2014-H15 Class HI
05/20/2064	1.427%	5,840,763	191,530
CMO Series 2014-H20 Class HI
10/20/2064	1.316%	1,977,824	108,108
CMO Series 2015-163 Class IO
12/16/2057	0.743%	1,622,935	48,272
CMO Series 2015-189 Class IG
01/16/2057	0.737%	8,344,283	243,763
CMO Series 2015-30 Class IO
07/16/2056	0.701%	2,598,012	75,841
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-32 Class IO
09/16/2049	0.581%	3,863,600	77,831
CMO Series 2015-73 Class IO
11/16/2055	0.428%	1,606,122	25,715
CMO Series 2015-9 Class IO
02/16/2049	0.531%	6,868,691	122,049
CMO Series 2015-H22 Class BI
09/20/2065	1.702%	2,006,347	83,695
CMO Series 2016-72 Class IO
12/16/2055	0.773%	6,843,798	197,877
CMO Series 2021-33 Class IO
10/16/2062	0.840%	7,966,603	522,292
CMO Series 2021-40 Class IO
02/16/2063	0.824%	7,033,781	463,643
CMO Series 2021-H03 Class IO
04/20/2070	1.263%	16,387,296	66,582
CMO Series 2021-H08 Class IA
01/20/2068	1.327%	2,006,689	215,791
Government National Mortgage Association(e)
CMO Series 2016-88 Class PI
07/20/2046	4.000%	6,413,904	1,053,221
CMO Series 2017-101 Class AI
07/20/2047	4.000%	4,256,737	593,094
CMO Series 2017-52 Class AI
04/20/2047	6.000%	3,215,661	543,930
CMO Series 2017-68 Class TI
05/20/2047	5.500%	1,319,612	213,068
CMO Series 2019-108 Class MI
07/20/2049	3.500%	8,432,196	1,204,751
CMO Series 2019-99 Class AI
08/16/2049	4.000%	5,368,348	1,178,960
CMO Series 2020-134 Class AI
09/20/2050	3.000%	10,453,082	1,444,484
Government National Mortgage Association TBA(d)
01/20/2052- 12/20/2052	3.500%	73,874,000	68,583,818
12/20/2052	2.500%	35,325,000	31,041,844
12/20/2052	3.000%	2,200,000	1,986,765
12/20/2052	4.000%	12,755,000	12,174,548
12/20/2052- 01/23/2053	4.500%	33,585,000	32,892,332
12/20/2052	5.000%	9,079,000	9,070,488
12/20/2052- 01/23/2053	5.500%	18,000,000	18,211,136
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,148,438	3,858,807

62	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(d)
12/15/2037- 12/13/2052	2.500%	143,471,000	123,198,515
12/15/2037- 12/13/2052	3.000%	171,332,000	151,754,694
12/15/2037- 12/13/2052	4.000%	126,743,000	119,915,620
01/13/2052- 12/13/2052	2.000%	175,329,000	144,528,902
01/13/2052- 12/13/2052	3.500%	95,450,000	87,397,243
01/13/2052- 12/13/2052	5.000%	73,825,000	73,453,375
12/13/2052	4.500%	193,600,000	188,427,250
12/13/2052- 01/12/2053	5.500%	38,000,000	38,408,179
12/13/2052- 01/12/2053	6.000%	131,201,000	134,140,376
Total Residential Mortgage-Backed Securities - Agency (Cost $2,943,975,549)			2,829,256,623

Residential Mortgage-Backed Securities - Non-Agency(n) 4.5%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month USD LIBOR + 0.480% Floor 0.240% 04/25/2036	4.496%	7,723,815	6,857,167
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2019-F Class A1
07/25/2059	2.860%	5,047,239	4,733,125
Angel Oak Mortgage Trust(a),(c)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	7,996,195	7,466,909
Arroyo Mortgage Trust(a)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	745,159
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	377,422	316,726
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	363,413	306,530
Banc of America Funding Trust(s)
CMO Series 2006-D Class 3A1
05/20/2036	3.407%	706,804	598,809
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.420% Floor 0.420% 05/20/2047	4.359%	1,553,397	1,346,902
Bayview MSR Opportunity Master Fund Trust(a),(c)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.489%	976,998	776,162
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.412%	1,473,874	1,013,718
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.700% Floor 2.700% 03/25/2029	6.286%	2,290,000	2,268,459
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	5.071%	2,200,000	1,938,049
CMO Series 2022-1 Class M1C
30-day Average SOFR + 3.700% Floor 3.700% 01/26/2032	7.247%	2,500,000	2,197,021
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-B Class A1
04/01/2069	2.115%	2,843,917	2,654,756
BVRT Financing Trust(a),(b),(h),(j)
CMO Series 2021-4F Class A
1-month USD LIBOR + 0.000% 09/14/2026	2.050%	3,578,336	3,560,444
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	4.166%	1,483,750	1,374,568
CMO Series 2006-NC3 Class A4
1-month USD LIBOR + 0.240% Floor 0.240%, Cap 12.500% 08/25/2036	4.256%	9,300,000	7,255,981
Chase Mortgage Finance Corp.(a),(c)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.905%	935,933	775,271
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	221,841	186,211
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	6,864,271	6,118,223
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	5.196%	3,203,827	3,133,144
CIM Trust(a),(c)
CMO Series 2019-J2 Class B1
10/25/2049	3.769%	833,842	700,372
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	966,044

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	63

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	6,556,586	5,955,235
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	4,365,065	3,826,509
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	6,046,514	5,507,327
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	8,809,094	7,885,637
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	6,433,641	6,093,974
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	240,350	230,049
Citigroup Mortgage Loan Trust(a),(c)
CMO Series 2022-A Class A1
09/25/2062	6.170%	2,354,830	2,325,174
Citigroup Mortgage Loan Trust, Inc.(a),(c)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.772%	480,457	314,588
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
1-month USD LIBOR + 2.450% 07/25/2031	6.466%	242,909	242,151
CMO Series 2019-R02 Class 1M2
1-month USD LIBOR + 2.300% 08/25/2031	6.316%	78,042	77,896
CMO Series 2020-R02 Class 2M2
1-month USD LIBOR + 2.000% 01/25/2040	6.016%	295,351	289,076
CMO Series 2020-SBT1 Class 1M2
1-month USD LIBOR + 3.650% 02/25/2040	7.694%	1,500,000	1,465,964
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	7.694%	3,500,000	3,443,056
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	8.171%	2,700,000	2,743,234
Subordinated CMO Series 2019-R05 Class 1B1
1-month USD LIBOR + 4.100% 07/25/2039	8.116%	1,710,522	1,670,705
Subordinated CMO Series 2020-R02 Class 2B1
1-month USD LIBOR + 3.000% 01/25/2040	7.016%	2,500,000	2,112,856
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	8.021%	1,000,000	913,379
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	8.771%	750,000	728,358
Countrywide Home Loan Mortgage Pass-Through Trust(c)
CMO Series 2007-HY5 Class 1A1
09/25/2047	3.970%	307,925	224,392
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.774%	8,105,994	6,175,616
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.570%	7,065,320	6,699,705
CMO Series 2022-ATH3 Class A3
08/25/2067	6.392%	1,710,078	1,658,647
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	5,829,706	5,512,127
Credit-Based Asset Servicing & Securitization LLC(c)
CMO Series 2007-CB1 Class AF3
01/25/2037	3.096%	3,470,835	1,165,573
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	5,550,084	5,148,780
CMO Series 2020-RPL2 Class A12
02/25/2060	3.447%	3,589,168	3,534,972
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	2,656,538	2,591,188
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	337,361	259,843
CSMCM Trust Certificates(a),(c),(h),(j)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,582,252	1,386,862
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,260,299
CMO Series 2022-2 Class A3
03/25/2067	4.300%	1,949,374	1,708,077
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,880,000	1,786,190
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.580% Floor 0.290%, Cap 11.000% 10/19/2045	4.519%	1,144,216	933,470

64	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	4.139%	1,866,659	1,254,260
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	5.844%	493,283	475,423
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.450% Floor 3.450% 04/25/2034	6.971%	1,500,000	1,439,267
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% Floor 4.000% 05/25/2025	8.016%	759,088	761,934
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	9.016%	141,265	144,355
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	9.716%	1,242,500	1,307,731
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	9.566%	1,147,950	1,178,083
CMO Series 2017-C07 Class 2M2
1-month USD LIBOR + 2.500% 05/25/2030	6.516%	1,740,144	1,755,625
CMO Series 2018-C06 Class 1M2
1-month USD LIBOR + 2.000% Floor 2.000% 03/25/2031	6.016%	2,725,884	2,684,996
CMO Series 2018-C06 Class 2M2
1-month USD LIBOR + 2.100% Floor 2.100% 03/25/2031	6.116%	1,656,084	1,647,804
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-HQA2 Class M2
30-day Average SOFR + 6.000% 07/25/2042	9.521%	2,000,000	1,905,503
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	4.226%	1,299,386	1,152,474
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	4.116%	3,378,542	1,665,897
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2007-AR1 Class 1A1
05/25/2037	2.848%	198,141	85,346
Flagstar Mortgage Trust(a),(c)
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.536%	913,409	784,506
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.035%	877,180	748,570
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.035%	938,160	798,010
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2020-DNA2 Class B1
1-month USD LIBOR + 2.500% Floor 2.500% 02/25/2050	6.516%	2,700,000	2,510,840
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	5.866%	1,313,941	1,303,902
CMO Series 2020-HQA1 Class M2
1-month USD LIBOR + 1.900% 01/25/2050	5.916%	50,584	49,678
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	7.116%	1,478,579	1,475,890
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	7.616%	1,822	1,822
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.171%	1,241,803	1,213,206
CMO Series 2021-HQA1 Class B1
30-day Average SOFR + 3.000% 08/25/2033	6.521%	6,000,000	4,896,871
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	5.771%	11,700,000	10,745,259
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	5.621%	3,810,000	3,279,847

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	65

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	5.871%	3,000,000	2,553,944
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	6.021%	2,000,000	1,762,091
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.421%	3,940,000	3,767,857
CMO Series 2022-DNA5 Class M2
30-day Average SOFR + 6.750% 06/25/2042	10.271%	3,000,000	3,094,116
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	8.871%	2,000,000	1,843,751
Subordinated CMO Series 2021-DNA3 Class B1
30-day Average SOFR + 3.500% 10/25/2033	7.021%	2,025,000	1,792,050
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	3.400%	2,000,000	1,797,667
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	4.797%	960,000	890,400
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	6.871%	1,220,000	1,005,024
Subordinated CMO Series 2021-HQA4 Class B1
30-day Average SOFR + 3.750% 12/25/2041	7.271%	6,000,000	4,973,546
Subordinated CMO Series 2022-DNA1 Class B1
30-day Average SOFR + 3.400% 01/25/2042	6.921%	3,000,000	2,578,263
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	9.271%	6,000,000	5,965,243
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	6.121%	5,331,516	5,269,824
CMO Series 2021-DNA2 Class M2
30-day Average SOFR + 2.300% 08/25/2033	5.821%	1,000,000	966,300
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	7.521%	1,805,000	1,654,723
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	6.647%	710,000	638,929
Galton Funding Mortgage Trust(a),(c)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,610,386	1,450,461
CMO Series 2019-1 Class B2
02/25/2059	4.500%	904,354	815,636
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	472,718	436,481
GCAT LLC(a),(c)
CMO Series 2021-1 Class A1
11/25/2049	2.487%	6,749,117	6,093,766
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	5.897%	1,000,000	919,284
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	23,169	21,141
GS Mortgage-Backed Securities Trust(a),(c)
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.390%	1,008,548	708,841
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.580% 11/25/2034	4.914%	976,330	920,609
GSR Mortgage Loan Trust(c)
CMO Series 2006-AR2 Class 2A1
04/25/2036	2.986%	996,716	682,561

66	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	4.139%	5,718,778	4,460,919
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.540% Floor 0.360% 12/25/2035	4.584%	1,508,009	1,486,552
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.560% Floor 0.280%, Cap 11.500% 04/25/2047	4.576%	2,514,728	2,368,234
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH5 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 06/25/2037	4.304%	833,582	827,507
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
12/31/2049	5.875%	7,026	27,876
JPMorgan Mortgage Trust(a),(c)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	910,644	771,706
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	144,739	124,112
CMO Series 2019-1 Class A3
05/25/2049	4.000%	311,407	287,370
CMO Series 2019-2 Class A3
08/25/2049	4.000%	98,159	92,051
CMO Series 2019-5 Class A3
11/25/2049	4.000%	220,265	204,721
CMO Series 2019-8 Class A15
03/25/2050	3.500%	149,750	128,423
CMO Series 2019-9 Class B2A
05/25/2050	3.418%	1,416,233	1,112,850
CMO Series 2019-HYB1 Class B1
10/25/2049	3.899%	953,583	870,177
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	142,480	126,567
CMO Series 2019-LTV2 Class A18
12/25/2049	4.000%	11,853	11,599
CMO Series 2019-LTV3 Class B3
03/25/2050	4.385%	1,590,415	1,400,873
CMO Series 2020-1 Class A15
06/25/2050	3.500%	462,335	394,830
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2 Class A15
07/25/2050	3.500%	302,451	260,357
CMO Series 2020-5 Class A15
12/25/2050	3.000%	216,766	179,478
CMO Series 2020-5 Class B1
12/25/2050	3.588%	949,325	779,234
CMO Series 2021-13 Class A3
04/25/2052	2.500%	10,356,869	8,342,944
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.449%	418,245	351,624
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.751%	1,267,022	1,082,305
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.782%	536,527	446,555
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.056%	1,094,550	944,037
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.056%	912,125	767,591
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.496%	2,136,797	1,891,671
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.238%	937,507	812,312
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.419%	1,879,294	1,528,584
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.547%	1,772,385	1,597,496
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.675%	1,125,902	1,031,701
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.675%	938,251	859,751
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.515%	1,892,331	1,513,111
Subordinated CMO Series 2022-LTV2 Class A1
11/25/2052	3.309%	1,587,465	1,167,725
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	4.224%	659,388	610,355
JPMorgan Trust(a),(c)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.607%	457,492	405,366
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2019-PR1 Class A1
09/25/2059	3.858%	7,168,114	7,028,279
CMO Series 2020-GS1 Class A1
10/25/2059	2.882%	3,273,025	3,141,129

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	67

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	12,064,262	11,629,749
CMO Series 2020-SL1 Class A
01/25/2060	2.734%	652,887	630,746
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,036,223	894,311
CMO Series 2021-SL1 Class A
09/25/2060	1.991%	978,741	956,673
Lehman XS Trust(b)
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	4.316%	479,812	462,011
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.520% Floor 0.260% 02/25/2046	4.536%	1,135,097	971,491
Loan Revolving Advance Investment Trust(a),(b),(h),(j)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	6.623%	2,878,938	2,878,938
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	4.166%	3,749,662	2,573,819
CMO Series 2006-11 Class 2A2
1-month USD LIBOR + 0.100% Floor 0.100% 12/25/2036	4.116%	30,101,121	11,210,576
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	363,332	347,238
Mello Mortgage Capital Acceptance Trust(a),(c)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.981%	1,973,799	1,279,400
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	4.696%	16,467,737	6,473,077
Morgan Stanley Resecuritization Trust(a),(c)
CMO Series 2015-R4 Class 4B1
08/26/2047	3.373%	286,713	284,458
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.520% Floor 0.260%, Cap 11.500% 12/25/2035	4.536%	496,300	464,502
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	4.766%	1,075,686	1,037,069
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	5.594%	247,864	247,150
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	7.616%	72,321	72,263
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	5.171%	562,745	560,199
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	5.571%	915,000	883,627
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	6.521%	2,250,000	2,032,459
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	5.181%	2,200,000	1,988,804
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	5.631%	2,000,000	1,768,709
OBX Trust(a),(c)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	70,723	67,477
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	98,855	91,060
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month USD LIBOR + 0.750% Floor 0.500% 11/25/2035	4.766%	11,526,000	11,066,726

68	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2022-4 Class A1
08/25/2027	5.000%		3,204,187	3,012,210
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%		6,652,019	6,014,192
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%		8,489,912	7,888,306
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%		13,780,000	12,475,303
CMO Series 2022-RN3 Class A1
08/25/2052	5.000%		10,312,478	9,539,852
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	6.247%		3,000,000	2,845,147
RALI Trust(c)
CMO Series 2005-QA4 Class A41
04/25/2035	3.641%		35,049	33,753
RALI Trust(c),(e)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.467%		20,939,580	262,645
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.171%		23,002,246	132,686
Rathlin Residential(a),(b)
CMO Series 2021-1A Class A
1-month EURIBOR + 2.000% 09/27/2075	3.038%	EUR	2,978,771	2,961,161
RFMSI Trust(c)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.578%		599,777	355,212
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.158%		157,892	129,575
Seasoned Credit Risk Transfer Trust(c)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%		17,510,532	15,934,684
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%		375,571	368,033
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%		282,588	252,760
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%		306,487	273,170
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%		253,457	225,784
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%		1,044,641	933,930
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	192,767	172,451
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	62,860	56,242
Sequoia Mortgage Trust(a),(c)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	154,172	132,218
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	47,248	45,913
Subordinated CMO Series 2015-1 Class B1
01/25/2045	3.917%	317,665	293,813
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.168%	1,120,730	993,905
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.255%	1,813,561	1,574,672
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.327%	999,662	787,133
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-20 Class 1A2
01/25/2035	3.549%	378,426	355,836
CMO Series 2006-5 Class 1A1
06/25/2036	3.263%	665,498	590,449
Texas Capital Bank NA(a),(b)
CMO Series 2021 Class NOTE
3-month USD LIBOR + 4.500% 09/30/2024	8.174%	7,340,000	7,040,521
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	6,134,267	5,790,238
Verus Securitization Trust(a),(c)
CMO Series 2022-INV1 Class A3
08/25/2067	5.830%	1,944,903	1,894,417
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	4.166%	3,421,111	1,638,147
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR8 Class A
08/25/2033	4.161%	232,178	217,957
CMO Series 2004-AR4 Class A6
06/25/2034	3.469%	1,692,391	1,570,195
CMO Series 2004-AR7 Class A6
07/25/2034	3.495%	806,992	745,664
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.210%	2,346,592	2,083,789
CMO Series 2007-HY3 Class 1A1
03/25/2037	2.929%	406,564	312,797

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	69

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 10.500% 08/25/2045	4.656%	598,080	562,397
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 10.500% 12/25/2045	4.556%	2,045,083	1,801,166
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.620% Floor 0.310%, Cap 10.500% 01/25/2045	4.636%	526,720	502,408
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.580% Floor 0.290%, Cap 10.500% 07/25/2045	4.596%	1,866,608	1,686,811
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 10.500% 07/25/2045	4.656%	467,548	422,042
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	2.989%	1,195,702	1,017,725
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	3.029%	334,434	305,978
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	4.664%	1,793,964	1,577,995
Wells Fargo Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-1 Class A1
11/25/2048	3.944%	50,985	48,313
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.665%	1,074,481	891,796
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.369%	1,912,108	1,428,807
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $497,184,813)			451,520,968
Rights 0.0%
Issuer	Shares	Value ($)
Materials 0.0%
Chemicals 0.0%
TPC Group, Inc.(h),(i),(j)	700,569	1
Total Materials		1
Total Rights (Cost $—)		1

Senior Loans 0.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(t)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	5.924%	724,476	713,659
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	5.924%	225,559	221,964
Total			935,623
Airlines 0.0%
United AirLines, Inc.(b),(t)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	8.108%	1,085,092	1,069,976
Automotive 0.0%
Clarios Global LP(b),(t)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	7.321%	1,686,524	1,657,364
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holdings LLC(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	7.836%	721,971	681,230
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(t)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	5.830%	243,108	236,814
CSC Holdings LLC(b),(t)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	6.123%	687,273	657,033
3-month USD LIBOR + 2.500% 04/15/2027	6.373%	3,960,850	3,705,058

70	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DirectTV Financing LLC(b),(t)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	9.071%	1,319,500	1,261,917
Virgin Media Bristol LLC(b),(t)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	6.373%	1,250,000	1,216,987
Total			7,077,809
Chemicals 0.0%
TPC Group, Inc.(b),(t),(u)
Debtor in Possession Term Loan
3-month Term SOFR + 10.000% Floor 1.000% 03/01/2023	13.910%	55,954	55,954
Consumer Cyclical Services 0.1%
Amentum Government Services Holdings LLC(b),(t)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 01/29/2027	7.798%	311,286	306,617
Arches Buyer, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	7.321%	72,622	65,889
Intrado Corp.(b),(t)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	8.415%	653,228	598,246
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/10/2024	7.915%	496,460	454,449
Pre-Paid Legal Services, Inc.(b),(t)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/15/2028	7.821%	505,239	486,712
Prime Security Services Borrower LLC(b),(t)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 09/23/2026	6.505%	451,995	445,161
Safe Fleet Holdings LLC(b),(t)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 02/23/2029	7.869%	169,797	163,854
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Spin Holdco, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	7.144%	729,272	650,569
TruGreen LP(b),(t)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	8.071%	288,251	256,111
Total			3,427,608
Consumer Products 0.0%
Acuity Specialty Products, Inc.(b),(t)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	7.674%	279,128	241,795
AI Aqua Merger Sub, Inc.(b),(t)
Delayed Draw Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	4.922%	63,635	60,347
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	7.844%	279,994	265,526
Total			567,668
Electric 0.0%
Vistra Operations Co. LLC(b),(t)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	5.788%	281,262	278,770
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(t)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	5.689%	175,812	172,873
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2027	6.189%	1,974,875	1,958,522
Total			2,131,395
Food and Beverage 0.0%
Hostess Brands LLC(b),(t)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2025	6.664%	480,605	477,251

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	71

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Naked Juice LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	6.903%	1,560,726	1,467,082
Total			1,944,333
Gaming 0.0%
Caesars Resort Collection LLC(b),(t)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	7.571%	723,063	717,430
Caesars Resort Collection LLC(b),(q),(t)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	7.571%	3,672	3,643
Fertitta Entertainment LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	8.086%	545,037	519,023
Scientific Games International, Inc.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	6.896%	457,643	448,147
Total			1,688,243
Health Care 0.1%
Avantor Funding, Inc.(b),(t)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	6.321%	783,827	777,165
Bausch & Lomb Corp.(b),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	7.149%	139,711	132,237
Gainwell Acquisition Corp.(b),(t)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/01/2027	7.674%	744,318	724,966
ICON PLC(b),(t)
Term Loan
3-month USD LIBOR + 2.250% 07/03/2028	5.938%	394,115	391,919
3-month USD LIBOR + 2.250% 07/03/2028	5.938%	98,194	97,647
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP(b),(t)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	7.321%	497,500	471,933
PetVet Care Centers LLC(b),(t)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/14/2025	7.571%	128,040	118,277
WP CityMD Bidco LLC(b),(q),(t)
Term Loan
3-month USD LIBOR + 3.250% Floor 0.500% 12/22/2028	6.924%	2,850,000	2,834,867
Total			5,549,011
Independent Energy 0.0%
Ascent Resources Utica Holdings(b),(t)
2nd Lien Term Loan
1-month USD LIBOR + 10.000% Floor 1.000% 11/01/2025	10.000%	287,000	302,547
Leisure 0.0%
Crown Finance US, Inc.(b),(q),(t),(u)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% Floor 1.000% 09/07/2023	13.896%	831,170	800,525
Formula 1 (Delta 2 SARL)(b),(q),(t)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/15/2030	7.044%	52,090	51,814
Total			852,339
Media and Entertainment 0.0%
Diamond Sports Group LLC(b),(t)
1st Lien Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	11.894%	332,161	312,729
2nd Lien Term Loan
1-month Term SOFR + 3.250% 08/24/2026	7.144%	5,299,182	837,960
Total			1,150,689

72	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Trans Union LLC(b),(q),(t)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 11/16/2026	5.821%	623,338	606,084
Trans Union LLC(b),(t)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	6.321%	275,623	270,731
Total			876,815
Other Industry 0.0%
Adtalem Global Education, Inc.(b),(t)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 08/12/2028	8.016%	432,404	426,459
Artera Services LLC(b),(t)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	6.924%	450,283	364,625
Total			791,084
Packaging 0.0%
Berry Global, Inc.(b),(t)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	5.629%	2,246,297	2,217,095
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	5.518%	1,890,757	1,827,246
Grifols Worldwide Operations Ltd.(b),(t)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	6.071%	1,853,536	1,793,036
Horizon Therapeutics USA, Inc.(b),(t)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.500% 03/15/2028	5.813%	1,056,387	1,044,503
Jazz Pharmaceuticals PLC(b),(t)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	7.571%	1,210,777	1,200,183
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Organon & Co.(b),(t)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	6.188%	3,304,759	3,268,407
Total			9,133,375
Property & Casualty 0.1%
Acrisure LLC(b),(t)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 02/15/2027	7.571%	1,662,214	1,553,272
AmWINS Group, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	6.321%	2,451,271	2,398,348
Asurion LLC(b),(t)
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	7.071%	500,000	478,645
Total			4,430,265
Restaurants 0.0%
1011778 BC ULC(b),(t)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	5.900%	546,418	535,490
Retailers 0.0%
Michaels Companies, Inc. (The)(b),(t)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 04/15/2028	7.924%	1,975,000	1,488,380
Technology 0.1%
athenahealth Group, Inc.(b),(q),(t),(v)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	251,929	229,508
athenahealth Group, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	7.411%	1,482,668	1,350,711
Central Parent, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 07/06/2029	8.112%	482,176	475,985

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	73

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Coherent Corp.(b),(t)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/02/2029	6.586%	146,106	144,371
CommScope, Inc.(b),(t)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	7.321%	1,712,271	1,643,250
DTI Holdco, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	8.844%	87,961	81,089
Entegris, Inc.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/06/2029	6.110%	450,000	445,810
Ingram Micro, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/30/2028	7.174%	298,142	293,390
Mitnick Corporate Purchaser, Inc.(b),(t)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	8.944%	134,000	126,965
Open Text Corp.(b),(q),(t)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 11/16/2029	7.307%	179,945	174,622
Peraton Corp.(b),(t)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	7.821%	2,610,969	2,545,695
Project Alpha Intermediate Holding, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	8.080%	284,277	276,317
Proofpoint, Inc.(b),(t)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	7.985%	160,251	153,992
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
RealPage, Inc.(b),(t)
Trache B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 04/24/2028	7.071%	134,660	128,685
Total			8,070,390
Wireless 0.0%
Digicel International Finance Ltd.(b),(t)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/27/2024	7.321%	2,732,764	2,316,018
SBA Senior Finance II LLC(b),(t)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	5.830%	713,338	708,344
Total			3,024,362
Wirelines 0.0%
Telenet Financing USD LLC(b),(t)
Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	5.873%	750,000	726,698
Zayo Group Holdings, Inc.(b),(t)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	8.336%	305,796	237,585
1-month USD LIBOR + 3.000% 03/09/2027	7.071%	1,613,487	1,212,503
Total			2,176,786
Total Senior Loans (Cost $64,708,533)			62,114,601

Treasury Bills 1.8%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.8%
U.S. Treasury Bills(r)
01/12/2023	3.650%	20,000,000	19,914,470
05/18/2023	4.600%	102,290,000	100,155,221
U.S. Treasury Bills
01/26/2023	3.870%	25,000,000	24,849,723
02/09/2023	4.120%	7,500,000	7,440,340
02/16/2023	4.170%	15,000,000	14,867,592
03/02/2023	4.320%	17,500,000	17,311,689
Total			184,539,035
Total Treasury Bills (Cost $185,371,067)			184,539,035

74	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
STRIPS
05/15/2030	0.000%	295,000	217,350
Residual Funding Corp.(g)
STRIPS
01/15/2030	0.000%	7,351,000	5,446,141
04/15/2030	0.000%	425,000	311,843
Resolution Funding Corp.(g)
STRIPS
04/15/2030	0.000%	3,000,000	2,166,805
Tennessee Valley Authority Principal STRIP(g)
09/15/2024	0.000%	445,000	406,649
Total U.S. Government & Agency Obligations (Cost $9,242,835)			8,548,788

U.S. Treasury Obligations 12.4%

U.S. Treasury
09/30/2024	4.250%	11,840,000	11,804,850
11/30/2024	4.500%	173,784,000	174,333,863
11/15/2025	4.500%	58,107,000	58,769,783
09/30/2027	4.125%	2,010,000	2,035,282
10/31/2027	4.125%	95,545,000	96,799,028
11/30/2027	3.875%	145,177,000	145,766,782
03/31/2028	1.250%	12,775,000	11,202,078
11/30/2029	3.875%	8,500,000	8,575,703
11/15/2032	4.125%	26,996,800	28,064,017
11/15/2040	1.375%	31,900,000	21,153,687
08/15/2041	1.750%	76,745,000	53,529,637
11/15/2041	2.000%	242,979,000	176,995,015
02/15/2042	2.375%	86,590,000	67,404,903
05/15/2042	3.250%	59,045,000	53,048,242
11/15/2042	2.750%	27,195,000	22,333,894
11/15/2042	4.000%	73,838,000	74,184,116
05/15/2043	2.875%	335,000	280,039
05/15/2046	2.500%	5,650,000	4,319,602
08/15/2049	2.250%	7,360,000	5,346,350
05/15/2050	1.250%	40,235,000	22,443,586
11/15/2050	1.625%	31,720,000	19,587,100
11/15/2051	1.875%	880,000	578,738
02/15/2052	2.250%	3,825,000	2,764,160
05/15/2052	2.875%	19,500,000	16,221,562
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2052	3.000%	48,698,900	41,728,870
11/15/2052	4.000%	27,325,000	28,426,539
U.S. Treasury(r)
05/15/2041	2.250%	86,850,000	66,765,937
08/15/2043	3.625%	7,130,000	6,718,911
05/15/2045	3.000%	10,035,000	8,452,920
U.S. Treasury(g)
STRIPS
11/15/2038	0.000%	2,860,000	1,511,890
02/15/2039	0.000%	1,570,000	822,778
05/15/2039	0.000%	4,595,000	2,387,605
02/15/2040	0.000%	5,735,000	2,867,500
11/15/2040	0.000%	3,590,000	1,733,016
08/15/2041	0.000%	4,455,000	2,079,058
11/15/2041	0.000%	3,500,000	1,600,977
05/15/2042	0.000%	400,000	177,563
08/15/2042	0.000%	5,510,000	2,424,185
11/15/2043	0.000%	9,279,000	3,888,118
02/15/2044	0.000%	5,980,000	2,486,372
08/15/2044	0.000%	1,255,000	507,834
02/15/2045	0.000%	8,770,000	3,559,729
02/15/2045	0.000%	935,000	370,969
U.S. Treasury(g),(r)
STRIPS
05/15/2043	0.000%	18,965,000	8,066,052
Total U.S. Treasury Obligations (Cost $1,429,183,974)			1,264,118,840

Money Market Funds 11.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(w),(x)	1,133,806,349	1,133,352,826
Total Money Market Funds (Cost $1,133,295,945)		1,133,352,826
Total Investments in Securities (Cost: $12,350,295,644)		11,433,410,089
Other Assets & Liabilities, Net		(1,266,934,555)
Net Assets		10,166,475,534

At November 30, 2022, securities and/or cash totaling $63,547,942 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
585,395 EUR	609,931 USD	State Street	12/23/2022	—	(440)

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	75

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	344	03/2023	USD	43,688,000	207,476	—
U.S. Long Bond	222	03/2023	USD	28,194,000	117,478	—
U.S. Treasury 10-Year Note	2,311	03/2023	USD	262,298,500	1,404,179	—
U.S. Treasury 10-Year Note	306	03/2023	USD	34,731,000	—	(23,191)
U.S. Treasury 2-Year Note	3,290	03/2023	USD	675,632,347	1,701,111	—
U.S. Treasury 2-Year Note	1,506	03/2023	USD	309,271,220	701,119	—
U.S. Treasury 2-Year Note	280	03/2023	USD	57,500,625	150,791	—
U.S. Treasury 5-Year Note	2,048	03/2023	USD	222,352,001	1,168,131	—
U.S. Treasury 5-Year Note	1,952	03/2023	USD	211,929,251	948,848	—
U.S. Treasury Ultra 10-Year Note	701	03/2023	USD	83,879,031	546,355	—
U.S. Treasury Ultra Bond	831	03/2023	USD	113,249,719	1,312,612	—
U.S. Treasury Ultra Bond	337	03/2023	USD	45,926,781	716,001	—
U.S. Treasury Ultra Bond	609	03/2023	USD	82,995,281	—	(29,394)
Total					8,974,101	(52,585)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(815)	03/2023	USD	(103,505,000)	—	(1,063,008)
U.S. Treasury 5-Year Note	(588)	03/2023	USD	(63,839,344)	—	(302,834)
U.S. Treasury Ultra 10-Year Note	(371)	03/2023	USD	(44,392,469)	59,532	—
U.S. Treasury Ultra 10-Year Note	(35)	03/2023	USD	(4,187,969)	—	(36,645)
Total					59,532	(1,402,487)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.390%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	09/28/2025	USD	223,000,000	(10,491,849)	—	—	—	(10,491,849)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Citi	09/28/2053	USD	19,000,000	4,982,767	—	—	4,982,767	—
Total							(5,509,082)	—	—	4,982,767	(10,491,849)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	75,670,000	(3,014,726)	—	—	—	(3,014,726)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	4.779%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $2,890,406,985, which represents 28.43% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2022.
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Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $7,826,254, which represents 0.08% of total net assets.
(i)	Non-income producing investment.
(j)	Valuation based on significant unobservable inputs.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2022.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Represents a security in default.
(n)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2022, the total value of these securities amounted to $2,592,891, which represents 0.03% of total net assets.
(q)	Represents a security purchased on a forward commitment basis.
(r)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(s)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(t)	The stated interest rate represents the weighted average interest rate at November 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(u)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(v)	At November 30, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	251,929

(w)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(x)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	1,202,908,828	1,418,854,027	(1,488,457,233)	47,204	1,133,352,826	82,189	9,121,317	1,133,806,349
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBID	London Interbank Bid Rate
Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2022	77

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2022 (Unaudited)
Abbreviation Legend  (continued)
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
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